UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09253

Wells Fargo Funds Trust

(Exact name of registrant as specified in charter)

525 Market St., San Francisco, CA 94105

(Address of principal executive offices) (Zip code)

C. David Messman

Wells Fargo Funds Management, LLC

525 Market St., San Francisco, CA 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-222-8222

Date of fiscal year end: February 29, 2012

Date of reporting period: August 31, 2012

ITEM 1. REPORT TO SHAREHOLDERS

Wells Fargo Advantage Dow Jones Target Date Funds

Semi-Annual Report

August 31, 2012

■	Wells Fargo Advantage Dow Jones Target Today FundSM

■	Wells Fargo Advantage Dow Jones Target 2010 FundSM

■	Wells Fargo Advantage Dow Jones Target 2015 FundSM

■	Wells Fargo Advantage Dow Jones Target 2020 FundSM

■	Wells Fargo Advantage Dow Jones Target 2025 FundSM

■	Wells Fargo Advantage Dow Jones Target 2030 FundSM

■	Wells Fargo Advantage Dow Jones Target 2035 FundSM

■	Wells Fargo Advantage Dow Jones Target 2040 FundSM

■	Wells Fargo Advantage Dow Jones Target 2045 FundSM

■	Wells Fargo Advantage Dow Jones Target 2050 FundSM

■	Wells Fargo Advantage Dow Jones Target 2055 FundSM

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Contents

Letter to shareholders	2

Performance highlights	5

Fund expenses	19

Portfolio of investments
Wells Fargo Advantage Dow Jones
Target Today Fund	23
Wells Fargo Advantage Dow Jones
Target 2010 Fund	23
Wells Fargo Advantage Dow Jones
Target 2015 Fund	23
Wells Fargo Advantage Dow Jones
Target 2020 Fund	24
Wells Fargo Advantage Dow Jones
Target 2025 Fund	24
Wells Fargo Advantage Dow Jones
Target 2030 Fund	24
Wells Fargo Advantage Dow Jones
Target 2035 Fund	25
Wells Fargo Advantage Dow Jones
Target 2040 Fund	25
Wells Fargo Advantage Dow Jones
Target 2045 Fund	25
Wells Fargo Advantage Dow Jones
Target 2050 Fund	26
Wells Fargo Advantage Dow Jones
Target 2055 Fund	26

Financial statements
Statements of assets and liabilities	28
Statements of operations	30
Statements of changes in net assets	32
Financial highlights	44

Notes to financial statements	66

The views expressed and any forward-looking statements are as of August 31, 2012, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Advantage Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements; the views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC, disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

Wells Fargo investment history

1932	Keystone creates one of the first mutual fund families.
1971	Wells Fargo & Company introduces one of the first institutional index funds.
1978	Wells Fargo applies Markowitz and Sharpe’s research on Modern Portfolio Theory to introduce one of the industry’s first tactical asset allocation models in institutional separately managed accounts.
1984	Wells Fargo Stagecoach Funds launches its first asset allocation fund.
1989	The tactical asset allocation (TAA) Model is first applied to Wells Fargo’s asset allocation mutual funds.
1994	Wells Fargo introduces the LifePath Funds, one of the first suites of target date funds (now the Wells Fargo Advantage Dow Jones Target Date FundsSM).
1996	Evergreen Investments and Keystone Funds merge.
1997	Wells Fargo launches the Wells Fargo Advantage WealthBuilder PortfoliosSM, a fund-of-funds suite of products that includes the use of quantitative models to shift assets among investment styles.
1999	Norwest Advantage Funds and Stagecoach Funds are reorganized into Wells Fargo Funds after the merger of Norwest and Wells Fargo.
2002	Evergreen Retail and Evergreen Institutional companies form the umbrella asset management company, Evergreen Investments.
2005	The integration of Strong Funds with Wells Fargo Funds creates Wells Fargo Advantage Funds, resulting in one of the top 20 mutual fund companies in the United States.
2006	Wells Fargo Advantage Funds relaunches the target date product line as Wells Fargo Advantage Dow Jones Target Date Funds.
2010	The mergers and reorganizations of Evergreen and Wells Fargo Advantage mutual funds are completed, unifying the families under the brand of Wells Fargo Advantage Funds.

Wells Fargo Advantage Funds®

Wells Fargo Advantage Funds skillfully guides institutions, financial advisors, and individuals through the investment terrain to help them reach their financial objectives. Everything we do on behalf of investors is backed by our unique combination of qualifications.

Strength

Our organization is built on the standards of integrity and service established by our parent company—Wells Fargo & Company—more than 150 years ago. And, because we’re part of a highly diversified financial enterprise, we offer the depth of resources to help investors succeed.

Expertise

Our multi-boutique model offers investors access to the independent thinking of premier investment managers that have been chosen for their time-tested strategies. While each team specializes in a specific investment strategy, collectively they provide investors a wide choice of distinct investment styles. Our dedication to investment excellence doesn’t end with our expertise in manager selection—risk management, analysis, and rigorous ongoing review seek to ensure each manager’s investment process remains consistent.

Partnership

Our collaborative approach is built around understanding the needs and goals of our clients. By adhering to core principles of sound judgment and steady guidance, we support you through every stage of the investment decision process.

Carefully consider the investment objectives, risks, charges, and expenses before investing. For a current prospectus for Wells Fargo Advantage Funds, containing this and other information, visit wellsfargoadvantagefunds.com. Read it carefully before investing.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

“Dow Jones®” and “Dow Jones Target Date IndexesSM” are service marks of Dow Jones Trademark Holdings LLC (“Dow Jones”); have been licensed to CME Group Index Services LLC (“CME Indexes”); and have been sublicensed for use for certain purposes by Global Index Advisors, Inc., and Wells Fargo Funds Management, LLC. The Wells Fargo Advantage Dow Jones Target Date FundsSM, based on the Dow Jones Target Date Indexes, are not sponsored, endorsed, sold, or promoted by Dow Jones, CME Indexes, or their respective affiliates, and none of them makes any representation regarding the advisability of investing in such product(s).

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡  MAY LOSE VALUE

Not part of the semi-annual report.

Wells Fargo Advantage Funds offers more than 110 mutual funds across a wide range of asset classes, representing over $213 billion in assets under management, as of August 31, 2012.

Equity funds
Asia Pacific Fund	Enterprise Fund†	Opportunity Fund†
C&B Large Cap Value Fund	Equity Value Fund	Precious Metals Fund
C&B Mid Cap Value Fund	Global Opportunities Fund	Premier Large Company Growth Fund
Capital Growth Fund	Growth Fund	Small Cap Opportunities Fund
Common Stock Fund	Index Fund	Small Cap Value Fund
Disciplined U.S. Core Fund	International Equity Fund	Small Company Growth Fund
Discovery Fund†	International Value Fund	Small Company Value Fund
Diversified Equity Fund	Intrinsic Small Cap Value Fund	Small/Mid Cap Core Fund
Diversified International Fund	Intrinsic Value Fund	Small/Mid Cap Value Fund
Diversified Small Cap Fund	Intrinsic World Equity Fund	Special Mid Cap Value Fund
Emerging Growth Fund	Large Cap Core Fund	Special Small Cap Value Fund
Emerging Markets Equity Fund	Large Cap Growth Fund	Specialized Technology Fund
Emerging Markets Equity Income Fund	Large Company Value Fund	Traditional Small Cap Growth Fund
Endeavor Select Fund†	Omega Growth Fund	Utility and Telecommunications Fund
Bond funds
Adjustable Rate Government Fund	Inflation-Protected Bond Fund	Short-Term Bond Fund
California Limited-Term Tax-Free Fund	Intermediate Tax/AMT-Free Fund	Short-Term High Yield Bond Fund
California Tax-Free Fund	International Bond Fund	Short-Term Municipal Bond Fund
Colorado Tax-Free Fund	Minnesota Tax-Free Fund	Strategic Municipal Bond Fund
Emerging Markets Local Bond Fund	Municipal Bond Fund	Total Return Bond Fund
Government Securities Fund	North Carolina Tax-Free Fund	Ultra Short-Term Income Fund
High Income Fund	Pennsylvania Tax-Free Fund	Ultra Short-Term Municipal Income Fund
High Yield Bond Fund	Short Duration Government Bond Fund	Wisconsin Tax-Free Fund
Income Plus Fund
Asset allocation funds
Absolute Return Fund	WealthBuilder Equity Portfolio†	Target 2020 Fund†
Asset Allocation Fund	WealthBuilder Growth Allocation Portfolio†	Target 2025 Fund†
Conservative Allocation Fund	WealthBuilder Growth Balanced Portfolio†	Target 2030 Fund†
Diversified Capital Builder Fund	WealthBuilder Moderate Balanced Portfolio†	Target 2035 Fund†
Diversified Income Builder Fund	WealthBuilder Tactical Equity Portfolio†	Target 2040 Fund†
Growth Balanced Fund	Target Today Fund†	Target 2045 Fund†
Index Asset Allocation Fund	Target 2010 Fund†	Target 2050 Fund†
Moderate Balanced Fund	Target 2015 Fund†	Target 2055 Fund†
WealthBuilder Conservative Allocation Portfolio†
Money market funds
100% Treasury Money Market Fund	Heritage Money Market Fund†	National Tax-Free Money Market Fund
California Municipal Money Market Fund	Money Market Fund	Prime Investment Money Market Fund
Cash Investment Money Market Fund	Municipal Cash Management Money Market Fund	Treasury Plus Money Market Fund
Government Money Market Fund	Municipal Money Market Fund
Variable trust funds[1]
VT Discovery Fund†	VT Intrinsic Value Fund	VT Small Cap Growth Fund
VT Index Asset Allocation Fund	VT Omega Growth Fund	VT Small Cap Value Fund
VT International Equity Fund	VT Opportunity Fund†	VT Total Return Bond Fund

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Wells Fargo Advantage Money Market Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

1.	The variable trust funds are generally available only through insurance company variable contracts.

†

In this report, the Wells Fargo Advantage Discovery FundSM, Wells Fargo Advantage Endeavor Select FundSM, Wells Fargo Advantage Enterprise FundSM, Wells Fargo Advantage Opportunity FundSM, Wells Fargo Advantage WealthBuilder Conservative Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Equity PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Moderate Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Tactical Equity PortfolioSM, Wells Fargo Advantage Dow Jones Target Today FundSM, Wells Fargo Advantage Dow Jones Target 2010 FundSM, Wells Fargo Advantage Dow Jones Target 2015 FundSM, Wells Fargo Advantage Dow Jones Target 2020 FundSM, Wells Fargo Advantage Dow Jones Target 2025 FundSM, Wells Fargo Advantage Dow Jones Target 2030 FundSM, Wells Fargo Advantage Dow Jones Target 2035 FundSM, Wells Fargo Advantage Dow Jones Target 2040 FundSM, Wells Fargo Advantage Dow Jones Target 2045 FundSM, Wells Fargo Advantage Dow Jones Target 2050 FundSM, Wells Fargo Advantage Dow Jones Target 2055 FundSM, Wells Fargo Advantage Heritage Money Market FundSM, Wells Fargo Advantage VT Discovery FundSM, and Wells Fargo Advantage VT Opportunity FundSM are referred to as the Discovery Fund, Endeavor Select Fund, Enterprise Fund, Opportunity Fund, WealthBuilder Conservative Allocation Portfolio, WealthBuilder Equity Portfolio, WealthBuilder Growth Allocation Portfolio, WealthBuilder Growth Balanced Portfolio, WealthBuilder Moderate Balanced Portfolio, WealthBuilder Tactical Equity Portfolio, Target Today Fund, Target 2010 Fund, Target 2015 Fund, Target 2020 Fund, Target 2025 Fund, Target 2030 Fund, Target 2035 Fund, Target 2040 Fund, Target 2045 Fund, Target 2050 Fund, Target 2055 Fund, Heritage Money Market Fund, VT Discovery Fund, and VT Opportunity Fund, respectively.

Not part of the semi-annual report.

2	Wells Fargo Advantage Dow Jones Target Date Funds	Letter to shareholders (unaudited)

Karla M. Rabusch

President

Wells Fargo Advantage Funds

The beginning of the period was marked by increased confidence that the U.S. economy was staging a fragile recovery, but some of that positive momentum was offset by continued concerns about the possible effects that the ongoing European sovereign debt crisis would have on the global economy.

Dear Valued Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Advantage Dow Jones Target Date FundsSM for the six-month period that ended August 31, 2012. The beginning of the period was marked by increased confidence that the U.S. economy was staging a fragile recovery, but some of that positive momentum was offset by continued concerns about the possible effects that the ongoing European sovereign debt crisis—which began in Greece and later spread to the larger economies of Italy and Spain—would have on the global economy. As measured by various Russell Indexes, large-cap U.S. stocks posted solid gains for the period. However, indexes of small-cap stocks—which tend to be more economically sensitive—returned modest gains or minor losses. Major international stock indexes ended the period with losses in U.S. dollar terms. From a fixed-income perspective, both the U.S. and international bond markets realized positive total returns during the reporting period. Specifically, U.S. corporate debt—both investment-grade and high-yield—led the major bond sectors, outperforming both U.S. mortgage-backed securities and U.S. Treasury securities during the six-month period.

Macroeconomic optimism faded as global growth slowed and worries rose.

Early in the reporting period, global economic numbers supported the case for a gradual recovery. Real gross domestic product (GDP) growth for the U.S. remained positive in the first quarter of 2012, with GDP increasing by 2.0% on an annualized basis.

Concerns about the Greek credit crisis waxed and waned ahead of and throughout the six-month period. At the onset of the reporting period, in March 2012, the Greek government came to an agreement with its creditors, allowing the country to write down the principal on most of its bonds in exchange for increased financial austerity. By the end of the reporting period, however, the agreement appeared to be on the verge of unraveling. In May 2012, legislative elections left no single party with enough seats to form a government, and none of the parties were able to form a ruling coalition. Even more worrisome, Spain nationalized Bankia—the nation’s fourth-largest bank—putting more than
19 billion euros into the bank after it suffered heavy losses from property loans. The move refocused investor attention on Spain’s weak economy and depressed property sector, and Spanish bonds sold off.

By mid-June 2012, analysts were openly discussing the possibility of a crisis within the European banking system, a worry that remained near the forefront as the reporting period ended. During the final month of the six-month period, however, the European Central Bank (ECB) and several key members of the eurozone, including France and Germany, announced their commitment to maintaining the integrity of the single currency. Despite the progress made across Europe in further addressing its ongoing debt issues, there remains a prolonged uncertainty about the eurozone and global economic growth.

U.S. economic data remained mixed.

For most of the period, U.S. economic data remained tepid. Reported GDP came in at a 1.7% annualized rate in the second quarter of 2012. Although GDP growth slowed during the period, continued economic growth in the U.S. contrasted with the more uncertain picture in Europe.

Letter to shareholders (unaudited)	Wells Fargo Advantage Dow Jones Target Date Funds	3

The main piece of negative economic data was the unemployment rate, which remained at relatively high levels throughout the period. Although the unemployment rate declined—from 8.3% in February 2012 to 8.1% in August 2012—part of the decline could be attributed to a decline in the labor force. (Individuals are only counted as unemployed if they are officially looking for work.) Toward the end of the period, data indicated that the U.S. economy was adding fewer jobs than expected, leading to concerns that the country’s economic growth was slowing.

Central banks continued to provide stimulus.

Throughout the reporting period, the Federal Open Market Committee (FOMC) kept its key interest rates effectively at zero in order to support the economy and financial system. In early January 2012, prior to the reporting period, in response to extreme market volatility and signs of a weakening economy, the Federal Reserve (Fed) restated its intention to keep interest rates low until, at least, late 2014. After the reporting period, this timeline was revised to late 2015 following the FOMC meeting on September 13, 2012, based, in part, on the sluggish labor market.

At the beginning of the period, the ECB had a key rate of 1.00%, which it had lowered from its previous level of 1.25% in response to weakness in the southern European economies. In July 2012, the ECB again cut its main interest rate to a historic low of 0.75%, in hopes of offering relief to the eurozone’s sluggish economy amid signs that inflationary pressures were fading.

We use time-tested investment strategies, even as many variables are at work in the market.

The full effect of the credit crisis remains unknown. Elevated unemployment and debt defaults continue to pressure consumers and businesses alike. In our experience, strict adherence to time-tested investment strategies has its rewards. As a whole, Wells Fargo Advantage Funds represents investments across a range of asset classes and investment styles, giving you an opportunity to create a diversified investment portfolio. While diversification may not prevent losses in a downturn, we believe it helps to manage risk.

Thank you for choosing to invest with Wells Fargo Advantage Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs. For current information about your fund investments, contact your investment professional, visit our website at wellsfargoadvantagefunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Throughout the reporting period, the Federal Open Market Committee (FOMC) kept its key interest rates effectively at zero in order to support the economy and financial system.

4	Wells Fargo Advantage Dow Jones Target Date Funds	Letter to shareholders (unaudited)

Notice to Shareholders

At a meeting held on August 14-15, 2012, the Board of Trustees approved the following changes to the Wells Fargo Advantage Dow Jones Target Date Funds series:

■	The renaming and modification of Institutional Class shares to assume the features and attributes of Class R6 shares by May 31, 2013.

■	The implementation of new expense caps for certain classes.

Please contact your investment professional or call us directly at 1-800-222-8222 if you have any questions on this Notice to Shareholders.

Performance highlights (unaudited)	Wells Fargo Advantage Dow Jones Target Date Funds	5

Wells Fargo Advantage Dow Jones Target Date Funds1

Investment objective

Each Fund’s objective is to approximate, before fees and expenses, the total return of the appropriate Dow Jones Target Date Index as specified in the following table:

Wells Fargo Advantage Dow Jones Target Date Funds	Corresponding Dow Jones Target Date Index
Target Today Fund	Dow Jones Target Today Index
Target 2010 Fund	Dow Jones Target 2010 Index
Target 2015 Fund	Dow Jones Target 2015 Index
Target 2020 Fund	Dow Jones Target 2020 Index
Target 2025 Fund	Dow Jones Target 2025 Index
Target 2030 Fund	Dow Jones Target 2030 Index
Target 2035 Fund	Dow Jones Target 2035 Index
Target 2040 Fund	Dow Jones Target 2040 Index
Target 2045 Fund	Dow Jones Target 2045 Index
Target 2050 Fund	Dow Jones Target 2050 Index
Target 2055 Fund	Dow Jones Target 2055 Index

Adviser

Wells Fargo Funds Management, LLC

Subadviser

Global Index Advisors, Inc.

Portfolio managers

Rodney H. Alldredge

James P. Lauder

Paul T. Torregrosa, Ph.D

The target date represents the year in which investors may likely begin withdrawing assets. The Funds gradually seek to reduce market risk as the target date approaches and after it arrives by decreasing equity exposure and increasing fixed income exposure. The principal value is not guaranteed at any time, including at the target date.

Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. In general, when interest rates rise, bond values fall and investors may lose principal value. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). These Funds are exposed to foreign investment risk, mortgage- and asset-backed securities risk, smaller-company investment risk and allocation methodology risk (risk that the allocation methodology of the Dow Jones Target Date Index, whose total returns the Funds seek to approximate, before fees and expenses, will not meet an investor’s goals). Consult the prospectus for additional information on these and other risks.

Please see footnotes on page 18.

6	Wells Fargo Advantage Dow Jones Target Date Funds	Performance highlights (unaudited)

Target Today Fund

Average annual total returns (%) as of August 31, 2012

		Including sales charge			Excluding sales charge			Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[3]
Class A (STWRX)*	3-1-94	(1.78)	3.42	4.36	4.23	4.66	4.98	1.07	0.96
Class B (WFOKX)**	8-1-98	(1.61)	3.53	4.45	3.39	3.87	4.45	1.82	1.71
Class C (WFODX)	12-1-98	2.43	3.86	4.20	3.43	3.86	4.20	1.82	1.71
Administrator Class (WFLOX)	11-8-99	–	–	–	4.34	4.84	5.25	0.91	0.80
Institutional Class (WOTDX)[4]	6-29-04	–	–	–	4.70	5.17	5.48	0.64	0.45
Investor Class (WFBTX)[4]	1-31-07	–	–	–	4.31	4.81	5.22	1.13	0.86
Dow Jones Target Today Index[5]	–	–	–	–	5.03	5.68	6.31	–	–
Russell 3000® Index[6]	–	–	–	–	17.03	1.50	7.01	–	–
Barclays U.S. Aggregate Bond Index[7]	–	–	–	–	5.78	6.66	5.48	–	–

*	Class A shares are closed to new investors.
**	Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.

Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargoadvantagefunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class B shares, the maximum contingent deferred sales charge is 5.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including sales charge assumes the sales charge for the corresponding time period. Performance shown without sales charge would be lower if sales charges were reflected. Administrator Class, Institutional Class and Investor Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Please see footnotes on page 18.

Performance highlights (unaudited)	Wells Fargo Advantage Dow Jones Target Date Funds	7

Target 2010 Fund

Average annual total returns (%) as of August 31, 2012

		Including sales charge			Excluding sales charge			Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[3]
Class A (STNRX)*	3-1-94	(1.36)	2.61	4.66	4.62	3.83	5.29	1.08	0.99
Class B (SPTBX)**	3-1-97	(1.23)	2.70	4.76	3.77	3.05	4.76	1.83	1.74
Class C (WFOCX)	12-1-98	2.85	3.06	4.52	3.85	3.06	4.52	1.83	1.74
Administrator Class (WFLGX)	11-8-99	–	–	–	4.77	4.05	5.56	0.92	0.83
Institutional Class (WFOAX)[4]	6-29-04	–	–	–	5.20	4.37	5.78	0.65	0.48
Investor Class (WFCTX)[4]	1-31-07	–	–	–	4.78	4.01	5.52	1.14	0.89
Dow Jones Target 2010 Index[5]	–	–	–	–	5.49	4.89	7.24	–	–
Russell 3000® Index[6]	–	–	–	–	17.03	1.50	7.01	–	–
Barclays U.S. Aggregate Bond Index[7]	–	–	–	–	5.78	6.66	5.48	–	–

*	Class A shares are closed to new investors.
**	Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.

Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargoadvantagefunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class B shares, the maximum contingent deferred sales charge is 5.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including sales charge assumes the sales charge for the corresponding time period. Performance shown without sales charge would be lower if sales charges were reflected. Administrator Class, Institutional Class and Investor Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Please see footnotes on page 18.

8	Wells Fargo Advantage Dow Jones Target Date Funds	Performance highlights (unaudited)

Target 2015 Fund

Average annual total returns (%) as of August 31, 2012

					Expense ratios[2] (%)
	Inception date	1 year	5 year	Since inception	Gross	Net[3]
Administrator Class (WFFFX)	6-29-07	5.25	3.36	3.26	0.92	0.84
Institutional Class (WFSCX)	6-29-07	5.57	3.64	3.53	0.65	0.49
Investor Class (WFQEX)	6-29-07	5.18	3.32	3.23	1.14	0.90
Dow Jones Target 2015 Index[5]	–	5.93	4.10	4.04	–	–
Russell 3000® Index[6]	–	17.03	1.50	1.05	–	–
Barclays U.S. Aggregate Bond Index[7]	–	5.78	6.66	6.86	–	–

Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargoadvantagefunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. It is not possible to invest directly in an index.

Administrator Class, Institutional Class and Investor Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Please see footnotes on page 18.

Performance highlights (unaudited)	Wells Fargo Advantage Dow Jones Target Date Funds	9

Target 2020 Fund

Average annual total returns (%) as of August 31, 2012

		Including sales charge			Excluding sales charge			Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[3]
Class A (STTRX)*	3-1-94	(0.36)	1.20	4.96	5.72	2.41	5.58	1.05	1.01
Class B (STPBX)**	3-1-97	(0.11)	1.26	5.05	4.89	1.64	5.05	1.80	1.76
Class C (WFLAX)	12-1-98	3.86	1.63	4.81	4.86	1.63	4.81	1.80	1.76
Administrator Class (WFLBX)	11-8-99	–	–	–	5.82	2.63	5.85	0.89	0.85
Institutional Class (WFOBX)[4]	6-30-04	–	–	–	6.25	2.93	6.09	0.62	0.50
Investor Class (WFDTX)[4]	1-31-07	–	–	–	5.76	2.56	5.82	1.11	0.91
Dow Jones Target 2020 Index[5]	–	–	–	–	6.54	3.34	8.09	–	–
Russell 3000® Index[6]	–	–	–	–	17.03	1.50	7.01	–	–
Barclays U.S. Aggregate Bond Index[7]	–	–	–	–	5.78	6.66	5.48	–	–

*	Class A shares are closed to new investors.
**	Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.

Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargoadvantagefunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class B shares, the maximum contingent deferred sales charge is 5.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including sales charge assumes the sales charge for the corresponding time period. Performance shown without sales charge would be lower if sales charges were reflected. Administrator Class, Institutional Class and Investor Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Please see footnotes on page 18.

10	Wells Fargo Advantage Dow Jones Target Date Funds	Performance highlights (unaudited)

Target 2025 Fund

Average annual total returns (%) as of August 31, 2012

					Expense ratios[2] (%)
	Inception date	1 year	5 year	Since inception	Gross	Net[3]
Administrator Class (WFTRX)	6-29-07	6.58	2.17	1.80	0.91	0.85
Institutional Class (WFTYX)	6-29-07	6.86	2.42	2.04	0.64	0.50
Investor Class (WFGYX)	6-29-07	6.41	2.11	1.74	1.13	0.91
Dow Jones Target 2025 Index[5]	–	7.25	2.73	2.44	–	–
Russell 3000® Index[6]	–	17.03	1.50	1.05	–	–
Barclays U.S. Aggregate Bond Index[7]	–	5.78	6.66	6.86	–	–

Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargoadvantagefunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. It is not possible to invest directly in an index.

Administrator Class, Institutional Class and Investor Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Please see footnotes on page 18.

Performance highlights (unaudited)	Wells Fargo Advantage Dow Jones Target Date Funds	11

Target 2030 Fund

Average annual total returns (%) as of August 31, 2012

		Including sales charge			Excluding sales charge			Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[3]
Class A (STHRX)*	3-1-94	0.76	0.07	5.18	6.92	1.26	5.80	1.07	1.02
Class B (SGPBX)**	3-1-97	1.13	0.11	5.28	6.13	0.51	5.28	1.82	1.77
Class C (WFDMX)	12-1-98	5.06	0.50	5.03	6.06	0.50	5.03	1.82	1.77
Administrator Class (WFLIX)	11-8-99	–	–	–	7.09	1.48	6.08	0.91	0.86
Institutional Class (WFOOX)[4]	6-29-04	–	–	–	7.47	1.77	6.30	0.64	0.51
Investor Class (WFETX)[4]	1-31-07	–	–	–	7.05	1.43	6.04	1.13	0.92
Dow Jones Target 2030 Index[5]	–	–	–	–	7.79	2.13	8.74	–	–
Russell 3000® Index[6]	–	–	–	–	17.03	1.50	7.01	–	–
Barclays U.S. Aggregate Bond Index[7]	–	–	–	–	5.78	6.66	5.48	–	–

*	Class A shares are closed to new investors.
**	Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.

Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargoadvantagefunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class B shares, the maximum contingent deferred sales charge is 5.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including sales charge assumes the sales charge for the corresponding time period. Performance shown without sales charge would be lower if sales charges were reflected. Administrator Class, Institutional Class and Investor Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Please see footnotes on page 18.

12	Wells Fargo Advantage Dow Jones Target Date Funds	Performance highlights (unaudited)

Target 2035 Fund

Average annual total returns (%) as of August 31, 2012

					Expense ratios[2] (%)
	Inception date	1 year	5 year	Since inception	Gross	Net[3]
Administrator Class (WFQWX)	6-29-07	7.44	1.17	0.66	0.93	0.87
Institutional Class (WFQRX)	6-29-07	7.84	1.52	0.99	0.66	0.52
Investor Class (WFQTX)	6-29-07	7.47	1.13	0.62	1.15	0.93
Dow Jones Target 2035 Index[5]	–	8.19	1.67	1.22	–	–
Russell 3000® Index[6]	–	17.03	1.50	1.05	–	–
Barclays U.S. Aggregate Bond Index[7]	–	5.78	6.66	6.86	–	–

Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargoadvantagefunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. It is not possible to invest directly in an index.

Administrator Class, Institutional Class and Investor Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Please see footnotes on page 18.

Performance highlights (unaudited)	Wells Fargo Advantage Dow Jones Target Date Funds	13

Target 2040 Fund

Average annual total returns (%) as of August 31, 2012

		Including sales charge			Excluding sales charge			Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[3]
Class A (STFRX)*	3-1-94	1.33	(0.57)	5.52	7.54	0.62	6.15	1.08	1.03
Class B (SLPBX)**	3-1-97	1.77	(0.55)	5.62	6.77	(0.14)	5.62	1.83	1.78
Class C (WFOFX)	7-1-98	5.79	(0.14)	5.38	6.79	(0.14)	5.38	1.83	1.78
Administrator Class (WFLWX)	11-8-99	–	–	–	7.73	0.84	6.43	0.92	0.87
Institutional Class (WFOSX)[4]	6-30-04	–	–	–	8.17	1.14	6.66	0.65	0.52
Investor Class (WFFTX)[4]	1-31-07	–	–	–	7.68	0.77	6.39	1.14	0.93
Dow Jones Target 2040 Index[5]	–	–	–	–	8.45	1.43	8.81	–	–
Russell 3000® Index[6]	–	–	–	–	17.03	1.50	7.01	–	–
Barclays U.S. Aggregate Bond Index[7]	–	–	–	–	5.78	6.66	5.48	–	–

*	Class A shares are closed to new investors.
**	Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.

Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargoadvantagefunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class B shares, the maximum contingent deferred sales charge is 5.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including sales charge assumes the sales charge for the corresponding time period. Performance shown without sales charge would be lower if sales charges were reflected. Administrator Class, Institutional Class and Investor Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Please see footnotes on page 18.

14	Wells Fargo Advantage Dow Jones Target Date Funds	Performance highlights (unaudited)

Target 2045 Fund

Average annual total returns (%) as of August 31, 2012

					Expense ratios[2] (%)
	Inception date	1 year	5 year	Since inception	Gross	Net[3]
Administrator Class (WFQYX)	6-29-07	7.85	1.02	0.51	0.94	0.87
Institutional Class (WFQPX)	6-29-07	8.19	1.30	0.78	0.67	0.52
Investor Class (WFQSX)	6-29-07	7.75	0.96	0.43	1.16	0.93
Dow Jones Target 2045 Index[5]	–	8.57	1.43	0.95	–	–
Russell 3000® Index[6]	–	17.03	1.50	1.05	–	–
Barclays U.S. Aggregate Bond Index[7]	–	5.78	6.66	6.86	–	–

Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargoadvantagefunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. It is not possible to invest directly in an index.

Administrator Class, Institutional Class and Investor Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Please see footnotes on page 18.

Performance highlights (unaudited)	Wells Fargo Advantage Dow Jones Target Date Funds	15

Target 2050 Fund

Average annual total returns (%) as of August 31, 2012

					Expense ratios[2] (%)
	Inception date	1 year	5 year	Since inception	Gross	Net[3]
Administrator Class (WFQDX)	6-29-07	7.90	0.94	0.45	0.93	0.87
Institutional Class (WFQFX)	6-29-07	8.26	1.25	0.76	0.66	0.52
Investor Class (WFQGX)	6-29-07	7.81	0.89	0.40	1.15	0.93
Dow Jones Target 2050 Index[5]	–	8.57	1.43	0.95	–	–
Russell 3000® Index[6]	–	17.03	1.50	1.05	–	–
Barclays U.S. Aggregate Bond Index[7]	–	5.78	6.66	6.86	–	–

Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargoadvantagefunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. It is not possible to invest directly in an index.

Administrator Class, Institutional Class and Investor Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Please see footnotes on page 18.

16	Wells Fargo Advantage Dow Jones Target Date Funds	Performance highlights (unaudited)

Target 2055 Fund

Average annual total returns (%) as of August 31, 2012

				Expense ratios[2] (%)
	Inception date	1 year	Since inception	Gross	Net[3]
Administrator Class (WFLHX)	6-30-11	7.86	(0.19)	4.08	0.87
Institutional Class (WFQUX)	6-30-11	8.27	0.13	3.81	0.52
Investor Class (WFQHX)	6-30-11	7.81	(0.24)	4.30	0.93
Dow Jones Target 2055 Index[5]	–	8.57	0.02	–	–
Russell 3000® Index[6]	–	17.03	6.36	–	–
Barclays U.S. Aggregate Bond Index[7]	–	5.78	7.67	–	–

Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargoadvantagefunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. It is not possible to invest directly in an index.

Administrator Class, Institutional Class and Investor Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Please see footnotes on page 18.

Performance highlights (unaudited)	Wells Fargo Advantage Dow Jones Target Date Funds	17

Portfolio allocations8 as of August 31, 2012

Target Today Fund	Target 2010 Fund	Target 2015 Fund

Target 2020 Fund	Target 2025 Fund	Target 2030 Fund

Target 2035 Fund	Target 2040 Fund	Target 2045 Fund

Please see footnotes on page 18.

18	Wells Fargo Advantage Dow Jones Target Date Funds	Performance highlights (unaudited)

Target 2050 Fund	Target 2055 Fund

1.	The Funds are gateway funds that invest in various master portfolios which in turn invest in a combination of equity, fixed income and money market securities using an asset allocation strategy designed to replicate, before fees and expenses, the total return of the Dow Jones Target Date Indexes that have the same target year as the Funds. References to the investment activities of the Funds are intended to refer to the investment activities of the underlying master portfolios in which the Funds invest.

2.	Reflects the expense ratios as stated in the most recent prospectuses.

3.	The Adviser has committed through June 30, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at the amounts shown. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses and extraordinary expenses are excluded from the cap. Fees from the underlying master portfolio(s) are included in the cap. Without this cap, the Fund’s returns would have been lower.

4.	Historical performance shown for the Institutional Class shares prior to their inception reflects the performance of the Administrator Class shares, and includes the higher expenses applicable to the Administrator Class shares. Historical performance shown for Investor Class shares prior to their inception reflects the performance of the Administrator Class shares, adjusted to reflect the higher expenses applicable to the Investor Class shares (except during those periods in which expenses of the Investor Class would have been lower than those of the Administrator Class no such adjustment is reflected).

5.	The Dow Jones Target Date Indexes (each an “index” or collectively the “indexes”) are a series of indexes designed as benchmarks for multi-asset class portfolios with risk profiles that became more conservative over time. The index weightings among the major asset classes are adjusted monthly based on a published set of index rules. The indexes with longer time horizons have higher allocations to equity securities, while the indexes with shorter time horizons replace some of their stock allocations with allocations to fixed income securities and money market instruments. The index returns reflect hypothetical back-tested performance. You cannot invest directly in an index.

6.

The Russell 3000® Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. You cannot invest directly in an index.

7.	The Barclays U.S. Aggregate Bond Index is composed of the Barclays Government/Credit Index and the Barclays U.S. Mortgage-Backed Securities Index and includes U.S. Treasury issues, agency issues, corporate bond issues, and mortgage-backed securities. You cannot invest directly in an index.

8.	Each chart represents the composite of the portfolio allocations of the master portfolios in which the Fund invests and is calculated based on the total investments of the master portfolios. Portfolio holdings are subject to change and may have changed since the date specified. See Portfolio of investments of each master portfolio which is also included in this report.

Fund expenses (unaudited)	Wells Fargo Advantage Dow Jones Target Date Funds	19

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees (if any) and exchange fees (if any); and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from March 1, 2012, to August 31, 2012.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Target Today Fund	Beginning account value 3-1-12	Ending account value 8-31-12	Expenses paid during the period¹	Net annual expense ratio
Class A
Actual	$1,000.00	$1,018.42	$4.88	0.96%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.37	$4.89	0.96%
Class B
Actual	$1,000.00	$1,014.26	$8.68	1.71%
Hypothetical (5% return before expenses)	$1,000.00	$1,016.59	$8.69	1.71%
Class C
Actual	$1,000.00	$1,013.50	$8.68	1.71%
Hypothetical (5% return before expenses)	$1,000.00	$1,016.59	$8.69	1.71%
Administrator Class
Actual	$1,000.00	$1,018.07	$4.07	0.80%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.17	$4.08	0.80%
Institutional Class
Actual	$1,000.00	$1,019.84	$2.29	0.45%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.94	$2.29	0.45%
Investor Class
Actual	$1,000.00	$1,019.00	$4.38	0.86%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.87	$4.38	0.86%

Please see footnote on page 22.

20	Wells Fargo Advantage Dow Jones Target Date Funds	Fund expenses (unaudited)

Target 2010 Fund	Beginning account value 3-1-12	Ending account value 8-31-12	Expenses paid during the period¹	Net annual expense ratio
Class A
Actual	$1,000.00	$1,016.66	$5.03	0.99%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.21	$5.04	0.99%
Class B
Actual	$1,000.00	$1,012.11	$8.82	1.74%
Hypothetical (5% return before expenses)	$1,000.00	$1,016.43	$8.84	1.74%
Class C
Actual	$1,000.00	$1,012.80	$8.83	1.74%
Hypothetical (5% return before expenses)	$1,000.00	$1,016.43	$8.84	1.74%
Administrator Class
Actual	$1,000.00	$1,017.47	$4.22	0.83%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.02	$4.23	0.83%
Institutional Class
Actual	$1,000.00	$1,019.01	$2.44	0.48%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.79	$2.45	0.48%
Investor Class
Actual	$1,000.00	$1,017.06	$4.52	0.89%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.72	$4.53	0.89%
Target 2015 Fund
Administrator Class
Actual	$1,000.00	$1,014.14	$4.26	0.84%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.97	$4.28	0.84%
Institutional Class
Actual	$1,000.00	$1,015.88	$2.49	0.49%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.74	$2.50	0.49%
Investor Class
Actual	$1,000.00	$1,013.82	$4.57	0.90%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.67	$4.58	0.90%
Target 2020 Fund
Class A
Actual	$1,000.00	$1,008.55	$5.11	1.01%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.11	$5.14	1.01%
Class B
Actual	$1,000.00	$1,005.06	$8.89	1.76%
Hypothetical (5% return before expenses)	$1,000.00	$1,016.33	$8.94	1.76%
Class C
Actual	$1,000.00	$1,004.87	$8.89	1.76%
Hypothetical (5% return before expenses)	$1,000.00	$1,016.33	$8.94	1.76%
Administrator Class
Actual	$1,000.00	$1,009.27	$4.30	0.85%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.92	$4.33	0.85%
Institutional Class
Actual	$1,000.00	$1,011.54	$2.54	0.50%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.68	$2.55	0.50%
Investor Class
Actual	$1,000.00	$1,008.96	$4.61	0.91%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.62	$4.63	0.91%

Please see footnote on page 22.

Fund expenses (unaudited)	Wells Fargo Advantage Dow Jones Target Date Funds	21

Target 2025 Fund	Beginning account value 3-1-12	Ending account value 8-31-12	Expenses paid during the period¹	Net annual expense ratio
Administrator Class
Actual	$1,000.00	$1,004.41	$4.29	0.85%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.92	$4.33	0.85%
Institutional Class
Actual	$1,000.00	$1,005.95	$2.53	0.50%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.68	$2.55	0.50%
Investor Class
Actual	$1,000.00	$1,004.10	$4.60	0.91%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.62	$4.63	0.91%
Target 2030 Fund
Class A
Actual	$1,000.00	$999.14	$5.14	1.02%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.06	$5.19	1.02%
Class B
Actual	$1,000.00	$995.64	$8.90	1.77%
Hypothetical (5% return before expenses)	$1,000.00	$1,016.28	$9.00	1.77%
Class C
Actual	$1,000.00	$995.27	$8.90	1.77%
Hypothetical (5% return before expenses)	$1,000.00	$1,016.28	$9.00	1.77%
Administrator Class
Actual	$1,000.00	$1,000.01	$4.34	0.86%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.87	$4.38	0.86%
Institutional Class
Actual	$1,000.00	$1,001.60	$2.57	0.51%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.63	$2.60	0.51%
Investor Class
Actual	$1,000.00	$999.74	$4.64	0.92%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.57	$4.69	0.92%
Target 2035 Fund
Administrator Class
Actual	$1,000.00	$996.35	$4.38	0.87%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.82	$4.43	0.87%
Institutional Class
Actual	$1,000.00	$997.86	$2.62	0.52%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.58	$2.65	0.52%
Investor Class
Actual	$1,000.00	$996.05	$4.68	0.93%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.52	$4.74	0.93%
Target 2040 Fund
Class A
Actual	$1,000.00	$992.66	$5.17	1.03%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.01	$5.24	1.03%
Class B
Actual	$1,000.00	$989.03	$8.92	1.78%
Hypothetical (5% return before expenses)	$1,000.00	$1,016.23	$9.05	1.78%
Class C
Actual	$1,000.00	$988.96	$8.92	1.78%
Hypothetical (5% return before expenses)	$1,000.00	$1,016.23	$9.05	1.78%

Please see footnote on page 22.

22	Wells Fargo Advantage Dow Jones Target Date Funds	Fund expenses (unaudited)

Target 2040 Fund	Beginning account value 3-1-12	Ending account value 8-31-12	Expenses paid during the period¹	Net annual expense ratio
Administrator Class
Actual	$1,000.00	$993.60	$4.37	0.87%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.82	$4.43	0.87%
Institutional Class
Actual	$1,000.00	$995.24	$2.62	0.52%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.58	$2.65	0.52%
Investor Class
Actual	$1,000.00	$993.35	$4.67	0.93%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.52	$4.74	0.93%
Target 2045 Fund
Administrator Class
Actual	$1,000.00	$992.04	$4.37	0.87%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.82	$4.43	0.87%
Institutional Class
Actual	$1,000.00	$994.05	$2.61	0.52%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.58	$2.65	0.52%
Investor Class
Actual	$1,000.00	$991.73	$4.67	0.93%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.52	$4.74	0.93%
Target 2050 Fund
Administrator Class
Actual	$1,000.00	$992.70	$4.37	0.87%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.82	$4.43	0.87%
Institutional Class
Actual	$1,000.00	$994.26	$2.61	0.52%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.58	$2.65	0.52%
Investor Class
Actual	$1,000.00	$992.44	$4.67	0.93%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.52	$4.74	0.93%
Target 2055 Fund
Administrator Class
Actual	$1,000.00	$991.77	$4.37	0.87%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.82	$4.43	0.87%
Institutional Class
Actual	$1,000.00	$993.52	$2.61	0.52%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.58	$2.65	0.52%
Investor Class
Actual	$1,000.00	$992.27	$4.67	0.93%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.52	$4.74	0.93%

1.	Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

Portfolio of investments—August 31, 2012 (unaudited)	Wells Fargo Advantage Dow Jones Target Date Funds	23

TARGET TODAY FUND

Security name	Shares	Value

Affiliated Master Portfolios: 100.03%
Wells Fargo Advantage Diversified Fixed Income Portfolio	N/A	$771,838,130
Wells Fargo Advantage Diversified Stock Portfolio	N/A	150,954,684
Wells Fargo Advantage Short-Term Investment Portfolio	N/A	66,353,349

Total Affiliated Master Portfolios (Cost $930,841,937)		989,146,163

Total investments in securities
(Cost $930,841,937) *	100.03%	989,146,163
Other assets and liabilities, net	(0.03)	(289,281)

Total net assets	100.00%	$988,856,882

TARGET 2010 FUND

Security name	Shares	Value

Affiliated Master Portfolios: 100.01%
Wells Fargo Advantage Diversified Fixed Income Portfolio	N/A	$636,795,743
Wells Fargo Advantage Diversified Stock Portfolio	N/A	181,415,793
Wells Fargo Advantage Short-Term Investment Portfolio	N/A	33,816,399

Total Affiliated Master Portfolios (Cost $779,850,967)		852,027,935

Total investments in securities
(Cost $779,850,967) *	100.01%	852,027,935
Other assets and liabilities, net	(0.01)	(79,333)

Total net assets	100.00%	$851,948,602

TARGET 2015 FUND

Security name	Shares	Value

Affiliated Master Portfolios: 100.00%
Wells Fargo Advantage Diversified Fixed Income Portfolio	N/A	$542,044,186
Wells Fargo Advantage Diversified Stock Portfolio	N/A	280,627,667
Wells Fargo Advantage Short-Term Investment Portfolio	N/A	33,919,844

Total Affiliated Master Portfolios (Cost $803,109,040)		856,591,697

Total investments in securities
(Cost $803,109,040) *	100.00%	856,591,697
Other assets and liabilities, net	0.00	(3,745)

Total net assets	100.00%	$856,587,952

*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

The accompanying notes are an integral part of these financial statements.

24	Wells Fargo Advantage Dow Jones Target Date Funds	Portfolio of investments—August 31, 2012 (unaudited)

TARGET 2020 FUND

Security name	Shares	Value

Affiliated Master Portfolios: 100.14%
Wells Fargo Advantage Diversified Fixed Income Portfolio	N/A	$1,193,207,382
Wells Fargo Advantage Diversified Stock Portfolio	N/A	1,052,661,494
Wells Fargo Advantage Short-Term Investment Portfolio	N/A	92,364,120

Total Affiliated Master Portfolios (Cost $2,160,947,543)		2,338,232,996

Total investments in securities
(Cost $2,160,947,543) *	100.14%	2,338,232,996
Other assets and liabilities, net	(0.14)	(3,221,941)

Total net assets	100.00%	$2,335,011,055

TARGET 2025 FUND

Security name	Shares	Value

Affiliated Master Portfolios: 100.02%
Wells Fargo Advantage Diversified Fixed Income Portfolio	N/A	$745,640,151
Wells Fargo Advantage Diversified Stock Portfolio	N/A	1,114,441,545
Wells Fargo Advantage Short-Term Investment Portfolio	N/A	76,298,336

Total Affiliated Master Portfolios (Cost $1,791,016,759)		1,936,380,032

Total investments in securities
(Cost $1,791,016,759) *	100.02%	1,936,380,032
Other assets and liabilities, net	(0.02)	(339,789)

Total net assets	100.00%	$1,936,040,243

TARGET 2030 FUND

Security name	Shares	Value

Affiliated Master Portfolios: 99.98%
Wells Fargo Advantage Diversified Fixed Income Portfolio	N/A	$537,357,728
Wells Fargo Advantage Diversified Stock Portfolio	N/A	1,402,568,152
Wells Fargo Advantage Short-Term Investment Portfolio	N/A	79,375,543

Total Affiliated Master Portfolios (Cost $1,866,691,051)		2,019,301,423

Total investments in securities
(Cost $1,866,691,051) *	99.98%	2,019,301,423
Other assets and liabilities, net	0.02	478,557

Total net assets	100.00%	$2,019,779,980

*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—August 31, 2012 (unaudited)	Wells Fargo Advantage Dow Jones Target Date Funds	25

TARGET 2035 FUND

Security name	Shares	Value

Affiliated Master Portfolios: 100.01%
Wells Fargo Advantage Diversified Fixed Income Portfolio	N/A	$149,484,941
Wells Fargo Advantage Diversified Stock Portfolio	N/A	717,553,209
Wells Fargo Advantage Short-Term Investment Portfolio	N/A	35,401,731

Total Affiliated Master Portfolios (Cost $839,411,302)		902,439,881

Total investments in securities
(Cost $839,411,302) *	100.01%	902,439,881
Other assets and liabilities, net	(0.01)	(95,042)

Total net assets	100.00%	$902,344,839

TARGET 2040 FUND

Security name	Shares	Value

Affiliated Master Portfolios: 99.86%
Wells Fargo Advantage Diversified Fixed Income Portfolio	N/A	$127,037,386
Wells Fargo Advantage Diversified Stock Portfolio	N/A	1,164,070,945
Wells Fargo Advantage Short-Term Investment Portfolio	N/A	52,638,086

Total Affiliated Master Portfolios (Cost $1,241,106,038)		1,343,746,417

Total investments in securities
(Cost $1,241,106,038) *	99.86%	1,343,746,417
Other assets and liabilities, net	0.14	1,946,293

Total net assets	100.00%	$1,345,692,710

TARGET 2045 FUND

Security name	Shares	Value

Affiliated Master Portfolios: 99.83%
Wells Fargo Advantage Diversified Fixed Income Portfolio	N/A	$26,962,568
Wells Fargo Advantage Diversified Stock Portfolio	N/A	400,850,580
Wells Fargo Advantage Short-Term Investment Portfolio	N/A	17,429,347

Total Affiliated Master Portfolios (Cost $415,977,709)		445,242,495

Total investments in securities
(Cost $415,977,709) *	99.83%	445,242,495
Other assets and liabilities, net	0.17	754,645

Total net assets	100.00%	$445,997,140

*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

The accompanying notes are an integral part of these financial statements.

26	Wells Fargo Advantage Dow Jones Target Date Funds	Portfolio of investments—August 31, 2012 (unaudited)

TARGET 2050 FUND

Security name	Shares	Value

Affiliated Master Portfolios: 99.72%
Wells Fargo Advantage Diversified Fixed Income Portfolio	N/A	$47,791,825
Wells Fargo Advantage Diversified Stock Portfolio	N/A	740,501,882
Wells Fargo Advantage Short-Term Investment Portfolio	N/A	32,113,970

Total Affiliated Master Portfolios (Cost $753,670,734)		820,407,677

Total investments in securities
(Cost $753,670,734) *	99.72%	820,407,677
Other assets and liabilities, net	0.28	2,290,774

Total net assets	100.00%	$822,698,451

TARGET 2055 FUND

Security name	Shares	Value

Affiliated Master Portfolios: 100.59%
Wells Fargo Advantage Diversified Fixed Income Portfolio	N/A	$1,155,924
Wells Fargo Advantage Diversified Stock Portfolio	N/A	17,910,251
Wells Fargo Advantage Short-Term Investment Portfolio	N/A	776,729

Total Affiliated Master Portfolios (Cost $19,188,106)		19,842,904

Total investments in securities
(Cost $19,188,106) *	100.59%	19,842,904
Other assets and liabilities, net	(0.59)	(115,601)

Total net assets	100.00%	$19,727,303

*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

The accompanying notes are an integral part of these financial statements.

This page is intentionally left blank.

28	Wells Fargo Advantage Dow Jones Target Date Funds	Statements of assets and liabilities—August 31, 2012 (unaudited)

	Target Today Fund	Target 2010 Fund	Target 2015 Fund	Target 2020 Fund

Assets
Investments in affiliated Master Portfolios, at value (see cost below)	$989,146,163	$852,027,935	$856,591,697	$2,338,232,996
Receivable for Fund shares sold	1,117,188	2,440,282	1,810,717	5,007,908
Receivable from adviser	0	0	0	0
Prepaid expenses and other assets	47,660	17,815	50,693	41,908

Total assets	990,311,011	854,486,032	858,453,107	2,343,282,812

Liabilities
Payable for Fund shares redeemed	1,161,509	2,222,428	1,558,587	7,470,812
Advisory fee payable	44,467	70,932	55,041	233,818
Distribution fees payable	3,607	2,613	N/A	3,456
Due to other related parties	150,066	127,483	146,974	338,174
Shareholder servicing fees payable	63,614	73,876	65,720	169,708
Accrued expenses and other liabilities	30,866	40,098	38,833	55,789

Total liabilities	1,454,129	2,537,430	1,865,155	8,271,757

Total net assets	$988,856,882	$851,948,602	$856,587,952	$2,335,011,055

NET ASSETS CONSIST OF
Paid-in capital	$914,143,357	$779,652,042	$794,478,850	$2,144,067,642
Undistributed net investment income	12,185,502	2,841,240	2,735,896	6,618,264
Accumulated net realized gains (losses) on investments	4,223,797	(2,721,648)	5,890,549	7,039,696
Net unrealized gains on investments	58,304,226	72,176,968	53,482,657	177,285,453

Total net assets	$988,856,882	$851,948,602	$856,587,952	$2,335,011,055

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE[1]
Net assets – Class A	$20,769,884	$37,739,113	N/A	$73,155,229
Shares outstanding – Class A	1,878,637	2,820,741	N/A	5,127,639
Net asset value per share – Class A	$11.06	$13.38	N/A	$14.27
Maximum offering price per share – Class A2	$11.73	$14.20	N/A	$15.14
Net assets – Class B	$145,398	$563,226	N/A	$726,511
Shares outstanding – Class B	12,781	41,743	N/A	51,172
Net asset value per share – Class B	$11.38	$13.49	N/A	$14.20
Net assets – Class C	$5,031,106	$3,264,814	N/A	$4,205,284
Shares outstanding – Class C	446,774	240,838	N/A	295,708
Net asset value per share – Class C	$11.26	$13.56	N/A	$14.22
Net assets – Administrator Class	$137,250,601	$213,587,290	$92,328,707	$490,461,019
Shares outstanding – Administrator Class	12,173,185	15,818,273	9,100,834	33,918,848
Net asset value per share – Administrator Class	$11.27	$13.50	$10.15	$14.46
Net assets – Institutional Class	$713,697,354	$534,531,124	$573,604,034	$1,608,809,385
Shares outstanding – Institutional Class	63,078,857	39,569,542	57,177,898	110,982,092
Net asset value per share – Institutional Class	$11.31	$13.51	$10.03	$14.50
Net assets – Investor Class	$111,962,539	$62,263,035	$190,655,211	$157,653,627
Shares outstanding – Investor Class	9,947,389	4,620,133	18,769,126	10,910,545
Net asset value per share – Investor Class	$11.26	$13.48	$10.16	$14.45

Investments in affiliated Master Portfolios, at cost	$930,841,937	$779,850,967	$803,109,040	$2,160,947,543

1.	Each Fund has an unlimited number of authorized shares.
2.	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

Statements of assets and liabilities—August 31, 2012 (unaudited)	Wells Fargo Advantage Dow Jones Target Date Funds	29

Target 2025 Fund	Target 2030 Fund	Target 2035 Fund	Target 2040 Fund	Target 2045 Fund	Target 2050 Fund	Target 2055 Fund

$1,936,380,032	$2,019,301,423	$902,439,881	$1,343,746,417	$445,242,495	$820,407,677	$19,842,904
3,103,564	6,084,702	1,773,758	5,200,328	1,686,097	3,942,956	214,806
0	0	0	0	0	0	9,194
42,541	64,629	57,707	83,856	56,807	40,752	27,793

1,939,526,137	2,025,450,754	904,271,346	1,349,030,601	446,985,399	824,391,385	20,094,697

2,873,302	4,977,405	1,572,085	2,849,825	811,092	1,445,687	346,062
150,994	207,067	68,854	144,740	23,978	77,855	0
N/A	2,710	N/A	3,157	N/A	N/A	N/A
310,029	291,526	169,480	200,083	86,232	108,173	2,589
107,270	143,861	83,444	102,321	43,924	31,240	740
44,299	48,205	32,644	37,765	23,033	29,979	18,003

3,485,894	5,670,774	1,926,507	3,337,891	988,259	1,692,934	367,394

$1,936,040,243	$2,019,779,980	$902,344,839	$1,345,692,710	$445,997,140	$822,698,451	$19,727,303

$1,758,326,594	$1,850,158,370	$828,694,634	$1,229,959,307	$412,902,149	$745,504,615	$18,913,695
4,940,031	4,650,886	1,991,215	2,468,750	965,897	1,612,985	58,061
27,410,345	12,360,352	8,630,411	10,624,274	2,864,308	8,843,908	100,749
145,363,273	152,610,372	63,028,579	102,640,379	29,264,786	66,736,943	654,798

$1,936,040,243	$2,019,779,980	$902,344,839	$1,345,692,710	$445,997,140	$822,698,451	$19,727,303

N/A	$57,118,807	N/A	$98,694,238	N/A	N/A	N/A
N/A	3,904,412	N/A	6,225,269	N/A	N/A	N/A
N/A	$14.63	N/A	$15.85	N/A	N/A	N/A
N/A	$15.52	N/A	$16.82	N/A	N/A	N/A
N/A	$610,013	N/A	$943,159	N/A	N/A	N/A
N/A	42,365	N/A	62,190	N/A	N/A	N/A
N/A	$14.40	N/A	$15.17	N/A	N/A	N/A
N/A	$3,289,769	N/A	$3,587,254	N/A	N/A	N/A
N/A	229,531	N/A	238,511	N/A	N/A	N/A
N/A	$14.33	N/A	$15.04	N/A	N/A	N/A
$127,761,999	$417,132,954	$88,657,282	$262,777,976	$44,868,940	$100,657,161	$2,686,907
13,159,833	28,182,151	9,402,036	16,300,396	4,742,200	11,060,450	270,244
$9.71	$14.80	$9.43	$16.12	$9.46	$9.10	$9.94
$1,471,696,240	$1,403,058,680	$540,483,578	$906,906,016	$254,674,350	$688,482,861	$16,579,567
151,958,178	94,790,045	57,481,779	56,156,545	27,066,930	75,912,782	1,667,312
$9.68	$14.80	$9.40	$16.15	$9.41	$9.07	$9.94
$336,582,004	$138,569,757	$273,203,979	$72,784,067	$146,453,850	$33,558,429	$460,829
34,719,867	9,383,133	28,891,905	4,521,570	15,433,671	3,697,240	46,727
$9.69	$14.77	$9.46	$16.10	$9.49	$9.08	$9.86

$1,791,016,759	$1,866,691,051	$839,411,302	$1,241,106,038	$415,977,709	$753,670,734	$19,188,106

The accompanying notes are an integral part of these financial statements.

30	Wells Fargo Advantage Dow Jones Target Date Funds	Statements of operations—six months ended August 31, 2012 (unaudited)

	Target Today Fund	Target 2010 Fund	Target 2015 Fund	Target 2020 Fund

Investment income
Dividends allocated from affiliated Master Portfolios*	$1,783,259	$2,222,428	$3,240,472	$12,542,107
Interest allocated from affiliated Master Portfolios**	10,291,994	8,700,779	7,165,955	16,339,063
Expenses allocated from affiliated Master Portfolios	(1,329,256)	(1,206,151)	(1,181,170)	(3,369,660)
Waivers allocated from affiliated Master Portfolios	92,005	91,925	103,628	337,077

Total investment income	10,838,002	9,808,981	9,328,885	25,848,587

Expenses
Advisory fee	1,187,647	1,055,364	1,012,971	2,601,394
Administration fees
Fund level	247,046	218,289	209,074	582,784
Class A	28,086	51,236	N/A	97,667
Class B	251	825	N/A	1,053
Class C	6,651	4,300	N/A	5,706
Administrator Class	66,862	103,984	46,198	247,586
Institutional Class	286,739	223,891	225,035	641,556
Investor Class	178,916	100,401	292,891	245,248
Shareholder servicing fees
Class A	27,006	49,265	N/A	93,084
Class B	242	794	N/A	1,012
Class C	6,396	4,135	N/A	5,487
Administrator Class	167,154	259,961	115,495	618,965
Investor Class	138,376	77,637	226,639	189,689
Distribution fees
Class B	725	2,381	N/A	3,037
Class C	19,187	12,403	N/A	16,460
Custody and accounting fees	18,536	16,499	15,854	44,528
Professional fees	8,626	9,726	11,222	9,823
Registration fees	62,284	45,710	45,213	64,835
Shareholder report expenses	20,972	2,274	14,506	39,337
Trustees’ fees and expenses	6,388	6,143	6,143	6,143
Other fees and expenses	9,247	17,864	11,437	21,316

Total expenses	2,487,337	2,263,082	2,232,678	5,536,710
Less: Fee waivers and/or expense reimbursements	(952,043)	(665,121)	(727,917)	(1,339,474)

Net expenses	1,535,294	1,597,961	1,504,761	4,197,236

Net investment income	9,302,708	8,211,020	7,824,124	21,651,351

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains from securities transaction allocated from affiliated Master Portfolios	4,719,304	4,954,148	5,783,831	19,801,608
Net change in unrealized gains (losses) from securities transactions allocated from affiliated Master Portfolios	5,230,798	2,292,570	(593,818)	(16,942,157)

Net realized and unrealized gains (losses) on investments	9,950,102	7,246,718	5,190,013	2,859,451

Net increase (decrease) in net assets resulting from operations	$19,252,810	$15,457,738	$13,014,137	$24,510,802

* Net of foreign dividend withholding taxes allocated from affiliated Master Portfolios of	$104,076	$129,994	$188,950	$734,044

** Net of foreign interest withholding taxes allocated from affiliated Master Portfolios of	$114,538	$96,279	$78,740	$176,720

The accompanying notes are an integral part of these financial statements.

Statements of operations—six months ended August 31, 2012 (unaudited)	Wells Fargo Advantage Dow Jones Target Date Funds	31

Target 2025 Fund	Target 2030 Fund	Target 2035 Fund	Target 2040 Fund	Target 2045 Fund	Target 2050 Fund	Target 2055 Fund

$13,252,292	$16,803,660	$8,267,249	$13,889,388	$4,461,648	$8,748,610	$178,400
10,367,716	7,796,086	2,244,616	2,251,429	526,653	1,007,616	20,769
(2,837,288)	(3,031,987)	(1,328,104)	(2,065,895)	(646,764)	(1,259,864)	(26,157)
317,979	372,932	175,104	284,937	90,968	177,432	3,681

21,100,699	21,940,691	9,358,865	14,359,859	4,432,505	8,673,794	176,693

2,166,939	2,258,765	1,042,624	1,544,914	514,979	974,820	20,783

479,343	501,206	215,520	331,242	102,996	200,780	4,156
N/A	77,028	N/A	132,101	N/A	N/A	N/A
N/A	884	N/A	1,501	N/A	N/A	N/A
N/A	4,237	N/A	4,708	N/A	N/A	N/A
61,295	207,641	41,748	132,932	21,214	48,428	1,207
588,362	557,749	207,193	353,671	95,392	270,106	5,524
523,327	213,280	421,106	110,755	211,699	50,083	652

N/A	72,916	N/A	127,020	N/A	N/A	N/A
N/A	850	N/A	1,443	N/A	N/A	N/A
N/A	4,074	N/A	4,527	N/A	N/A	N/A
153,238	519,103	104,370	332,330	53,035	121,070	3,017
404,846	164,973	325,751	85,668	163,844	38,746	505

N/A	2,551	N/A	4,329	N/A	N/A	N/A
N/A	12,221	N/A	13,581	N/A	N/A	N/A
36,663	38,423	16,310	25,277	8,371	16,120	1,021
9,197	8,520	9,144	8,569	10,797	8,787	9,466
40,379	67,247	50,383	59,758	45,020	42,320	30,875
27,940	30,273	17,301	26,414	12,560	12,894	7,989
6,352	6,371	5,419	6,390	6,631	5,419	6,381
19,154	25,679	7,224	24,466	5,625	15,054	4,064

4,517,035	4,773,991	2,464,093	3,331,596	1,252,163	1,804,627	95,640
(1,364,434)	(1,147,531)	(695,336)	(772,672)	(393,851)	(565,906)	(69,837)

3,152,601	3,626,460	1,768,757	2,558,924	858,312	1,238,721	25,803

17,948,098	18,314,231	7,590,108	11,800,935	3,574,193	7,435,073	150,890

19,354,729	23,180,720	10,920,952	18,185,771	5,652,228	11,369,696	196,734
(25,065,652)	(38,310,123)	(19,076,720)	(36,148,295)	(10,191,243)	(22,704,058)	(203,354)

(5,710,923)	(15,129,403)	(8,155,768)	(17,962,524)	(4,539,015)	(11,334,362)	(6,620)

$12,237,175	$3,184,828	$(565,660)	$(6,161,589)	$(964,822)	$(3,899,289)	$144,270

$774,975	$984,658	$482,847	$813,366	$259,893	$511,683	$10,373

$109,711	$79,124	$21,197	$18,556	$3,880	$7,201	$222

The accompanying notes are an integral part of these financial statements.

32	Wells Fargo Advantage Dow Jones Target Date Funds	Statements of changes in net assets

	Target Today Fund
	Six months ended August 31, 2012 (unaudited)		Year ended February 29, 2012

Operations
Net investment income		$9,302,708		$18,103,832
Net realized gains on investments		4,719,304		8,341,557
Net change in unrealized gains (losses) on investments		5,230,798		24,384,374

Net increase in net assets resulting from operations		19,252,810		50,829,763

Distributions to shareholders from
Net investment income
Class A		0		(441,335)
Class B		0		(4,159)
Class C		0		(64,594)
Administrator Class		0		(2,169,932)
Institutional Class		0		(15,982,869)
Investor Class		0		(2,025,777)
Net realized gains
Class A		0		(104,048)
Class B		0		(1,566)
Class C		0		(20,300)
Administrator Class		0		(576,823)
Institutional Class		0		(3,244,184)
Investor Class		0		(491,552)

Total distributions to shareholders		0		(25,127,139)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	40,466	439,494	168,406	1,795,452
Class B	0	0	2,245	24,943
Class C	10,145	112,424	45,022	493,549
Administrator Class	4,184,374	46,140,880	7,057,884	76,983,266
Institutional Class	9,966,373	110,804,633	24,106,220	262,973,342
Investor Class	1,613,591	17,838,958	3,935,267	42,864,180

		175,336,389		385,134,732

Reinvestment of distributions
Class A	0	0	49,084	521,304
Class B	0	0	478	5,247
Class C	0	0	6,518	70,790
Administrator Class	0	0	252,838	2,732,704
Institutional Class	0	0	1,771,367	19,181,020
Investor Class	0	0	231,752	2,503,548

		0		25,014,613

Payment for shares redeemed
Class A	(170,922)	(1,855,582)	(374,359)	(3,998,157)
Class B	(8,799)	(98,804)	(60,772)	(665,251)
Class C	(22,561)	(250,373)	(112,210)	(1,222,396)
Administrator Class	(3,023,108)	(33,535,023)	(3,480,359)	(37,943,656)
Institutional Class	(10,083,298)	(111,776,285)	(16,593,030)	(181,239,502)
Investor Class	(1,418,054)	(15,690,018)	(2,497,613)	(27,176,832)

		(163,206,085)		(252,245,794)

Net increase in net assets resulting from capital share transactions		12,130,304		157,903,551

Total increase in net assets		31,383,114		183,606,175

Net assets
Beginning of period		957,473,768		773,867,593

End of period		$988,856,882		$957,473,768

Undistributed net investment income		$12,185,502		$2,882,794

The accompanying notes are an integral part of these financial statements.

Statements of changes in net assets	Wells Fargo Advantage Dow Jones Target Date Funds	33

	Target 2010 Fund
	Six months ended August 31, 2012 (unaudited)		Year ended February 29, 2012

Operations
Net investment income		$8,211,020		$16,483,214
Net realized gains on investments		4,954,148		15,053,302
Net change in unrealized gains (losses) on investments		2,292,570		12,894,935

Net increase in net assets resulting from operations		15,457,738		44,431,451

Distributions to shareholders from
Net investment income
Class A		(281,316)		(749,683)
Class B		(1,808)		(7,890)
Class C		(12,097)		(34,986)
Administrator Class		(1,838,604)		(3,902,589)
Institutional Class		(5,100,246)		(12,535,694)
Investor Class		(478,907)		(1,101,774)

Total distributions to shareholders		(7,712,978)		(18,332,616)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	45,484	600,399	280,753	3,633,637
Class B	2,622	35,109	17,300	225,174
Class C	17,443	234,455	53,291	701,285
Administrator Class	4,417,541	58,663,779	4,708,663	61,663,211
Institutional Class	6,524,246	87,090,541	18,322,991	239,627,102
Investor Class	607,739	8,091,839	1,306,415	17,057,568

		154,716,122		322,907,977

Reinvestment of distributions
Class A	20,918	272,358	55,380	711,007
Class B	132	1,734	541	6,994
Class C	891	11,767	2,538	33,021
Administrator Class	140,031	1,838,604	301,246	3,902,521
Institutional Class	386,114	5,069,678	962,393	12,460,453
Investor Class	36,508	478,618	84,570	1,093,167

		7,672,759		18,207,163

Payment for shares redeemed
Class A	(238,535)	(3,150,193)	(657,988)	(8,540,611)
Class B	(16,942)	(225,134)	(81,141)	(1,052,552)
Class C	(24,741)	(331,614)	(47,676)	(623,957)
Administrator Class	(2,999,360)	(40,026,546)	(5,545,086)	(72,609,821)
Institutional Class	(9,422,029)	(125,560,457)	(12,306,521)	(161,054,673)
Investor Class	(648,188)	(8,625,535)	(910,036)	(11,906,175)

		(177,919,479)		(255,787,789)

Net increase (decrease) in net assets resulting from capital share transactions		(15,530,598)		85,327,351

Total increase (decrease) in net assets		(7,785,838)		111,426,186

Net assets
Beginning of period		859,734,440		748,308,254

End of period		$851,948,602		$859,734,440

Undistributed net investment income		$2,841,240		$2,343,198

The accompanying notes are an integral part of these financial statements.

34	Wells Fargo Advantage Dow Jones Target Date Funds	Statements of changes in net assets

	Target 2015 Fund
	Six months ended August 31, 2012 (unaudited)		Year ended February 29, 2012

Operations
Net investment income		$7,824,124		$12,922,382
Net realized gains on investments		5,783,831		9,565,632
Net change in unrealized gains (losses) on investments		(593,818)		12,592,961

Net increase in net assets resulting from operations		13,014,137		35,080,975

Distributions to shareholders from
Net investment income
Administrator Class		(845,298)		(1,259,319)
Institutional Class		(5,806,352)		(9,219,251)
Investor Class		(1,546,781)		(2,530,897)
Net realized gains
Administrator Class		0		(873,622)
Institutional Class		0		(5,124,567)
Investor Class		0		(1,675,940)

Total distributions to shareholders		(8,198,431)		(20,683,596)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Administrator Class	2,535,393	25,263,652	4,158,920	41,140,441
Institutional Class	10,662,262	105,604,143	25,474,990	249,645,896
Investor Class	3,824,899	38,273,837	4,599,362	45,636,076

		169,141,632		336,422,413

Reinvestment of distributions
Administrator Class	85,358	843,737	218,572	2,127,967
Institutional Class	588,997	5,759,462	1,475,197	14,201,227
Investor Class	156,209	1,545,702	430,496	4,198,009

		8,148,901		20,527,203

Payment for shares redeemed
Administrator Class	(1,913,212)	(19,198,400)	(2,155,246)	(21,400,770)
Institutional Class	(7,807,757)	(77,159,962)	(12,673,556)	(124,251,499)
Investor Class	(1,608,704)	(16,145,871)	(2,991,375)	(29,703,618)

		(112,504,233)		(175,355,887)

Net increase in net assets resulting from capital share transactions		64,786,300		181,593,729

Total increase in net assets		69,602,006		195,991,108

Net assets
Beginning of period		786,985,946		590,994,838

End of period		$856,587,952		$786,985,946

Undistributed net investment income		$2,735,896		$3,110,203

The accompanying notes are an integral part of these financial statements.

Statements of changes in net assets	Wells Fargo Advantage Dow Jones Target Date Funds	35

	Target 2020 Fund
	Six months ended August 31, 2012 (unaudited)		Year ended February 29, 2012

Operations
Net investment income		$21,651,351		$37,174,931
Net realized gains on investments		19,801,608		38,699,684
Net change in unrealized gains (losses) on investments		(16,942,157)		15,315,986

Net increase in net assets resulting from operations		24,510,802		91,190,601

Distributions to shareholders from
Net investment income
Class A		(507,174)		(1,191,172)
Class B		(1,604)		(7,738)
Class C		(14,329)		(37,169)
Administrator Class		(3,828,098)		(7,776,737)
Institutional Class		(14,057,290)		(29,700,520)
Investor Class		(1,091,120)		(2,184,199)
Net realized gains
Class A		0		(183,633)
Class B		0		(2,784)
Class C		0		(9,530)
Administrator Class		0		(1,157,006)
Institutional Class		0		(3,724,974)
Investor Class		0		(343,302)

Total distributions to shareholders		(19,499,615)		(46,318,764)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	132,141	1,861,363	631,870	8,829,853
Class B	649	9,099	2,115	29,728
Class C	17,716	248,770	102,609	1,403,302
Administrator Class	6,638,723	94,327,027	10,928,563	153,132,354
Institutional Class	18,724,297	268,274,896	36,774,730	519,301,696
Investor Class	1,903,552	27,140,625	3,144,337	43,997,341

		391,861,780		726,694,274

Reinvestment of distributions
Class A	35,878	491,526	97,188	1,316,845
Class B	110	1,504	714	9,568
Class C	911	12,465	2,878	38,879
Administrator Class	275,547	3,827,343	650,425	8,931,789
Institutional Class	1,004,778	13,976,475	2,412,837	33,191,509
Investor Class	78,444	1,088,806	183,756	2,520,636

		19,398,119		46,009,226

Payment for shares redeemed
Class A	(301,409)	(4,239,461)	(1,037,096)	(14,293,065)
Class B	(23,591)	(330,961)	(104,146)	(1,436,578)
Class C	(46,745)	(659,919)	(63,273)	(871,300)
Administrator Class	(5,442,736)	(77,501,043)	(10,171,608)	(142,872,859)
Institutional Class	(15,166,534)	(216,673,467)	(20,894,664)	(292,952,998)
Investor Class	(1,084,905)	(15,475,311)	(1,748,805)	(24,522,722)

		(314,880,162)		(476,949,522)

Net increase in net assets resulting from capital share transactions		96,379,737		295,753,978

Total increase in net assets		101,390,924		340,625,815

Net assets
Beginning of period		2,233,620,131		1,892,994,316

End of period		$2,335,011,055		$2,233,620,131

Undistributed net investment income		$6,618,264		$4,466,528

The accompanying notes are an integral part of these financial statements.

36	Wells Fargo Advantage Dow Jones Target Date Funds	Statements of changes in net assets

	Target 2025 Fund
	Six months ended August 31, 2012 (unaudited)		Year ended February 29, 2012

Operations
Net investment income		$17,948,098		$29,423,935
Net realized gains on investments		19,354,729		48,010,089
Net change in unrealized gains (losses) on investments		(25,065,652)		(12,306,697)

Net increase in net assets resulting from operations		12,237,175		65,127,327

Distributions to shareholders from
Net investment income
Administrator Class		(913,368)		(1,438,716)
Institutional Class		(12,664,469)		(25,612,058)
Investor Class		(2,250,123)		(4,071,328)
Net realized gains
Administrator Class		0		(2,443,165)
Institutional Class		0		(32,907,519)
Investor Class		0		(6,747,046)

Total distributions to shareholders		(15,827,960)		(73,219,832)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Administrator Class	3,515,257	33,486,936	6,405,861	61,633,506
Institutional Class	16,686,325	159,967,053	34,405,149	330,935,765
Investor Class	6,289,259	60,124,686	8,333,284	79,658,298

		253,578,675		472,227,569

Reinvestment of distributions
Administrator Class	97,584	913,368	423,018	3,881,881
Institutional Class	1,345,869	12,602,295	6,351,544	58,229,396
Investor Class	240,546	2,248,948	1,177,391	10,792,589

		15,764,611		72,903,866

Payment for shares redeemed
Administrator Class	(1,923,663)	(18,439,672)	(2,449,180)	(23,720,760)
Institutional Class	(13,468,170)	(128,534,530)	(25,183,744)	(240,890,064)
Investor Class	(2,715,056)	(25,964,443)	(4,786,211)	(45,849,039)

		(172,938,645)		(310,459,863)

Net increase in net assets resulting from capital share transactions		96,404,641		234,671,572

Total increase in net assets		92,813,856		226,579,067

Net assets
Beginning of period		1,843,226,387		1,616,647,320

End of period		$1,936,040,243		$1,843,226,387

Undistributed net investment income		$4,940,031		$2,819,893

The accompanying notes are an integral part of these financial statements.

Statements of changes in net assets	Wells Fargo Advantage Dow Jones Target Date Funds	37

	Target 2030 Fund
	Six months ended August 31, 2012 (unaudited)		Year ended February 29, 2012

Operations
Net investment income		$18,314,231		$27,115,516
Net realized gains on investments		23,180,720		34,051,829
Net change in unrealized gains (losses) on investments		(38,310,123)		(9,847,187)

Net increase in net assets resulting from operations		3,184,828		51,320,158

Distributions to shareholders from
Net investment income
Class A		(366,752)		(772,673)
Class B		(1,097)		(4,327)
Class C		(11,292)		(26,667)
Administrator Class		(2,975,177)		(5,246,485)
Institutional Class		(11,508,226)		(20,783,811)
Investor Class		(905,895)		(1,460,166)
Net realized gains
Class A		0		(750,613)
Class B		0		(11,291)
Class C		0		(31,621)
Administrator Class		0		(4,884,346)
Institutional Class		0		(16,233,953)
Investor Class		0		(1,489,261)

Total distributions to shareholders		(15,768,439)		(51,695,214)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	102,767	1,483,332	485,942	7,057,216
Class B	1,740	24,573	4,456	61,365
Class C	37,514	529,188	57,591	820,045
Administrator Class	5,997,773	87,266,007	9,685,806	140,322,433
Institutional Class	17,975,561	263,347,301	33,363,352	486,113,377
Investor Class	1,862,510	27,002,266	2,858,201	41,223,052

		379,652,667		675,597,488

Reinvestment of distributions
Class A	25,454	353,047	106,044	1,454,839
Class B	79	1,084	1,090	14,627
Class C	789	10,734	3,326	44,636
Administrator Class	212,044	2,974,989	729,253	10,130,072
Institutional Class	813,376	11,403,534	2,640,535	36,665,586
Investor Class	64,660	905,235	212,158	2,937,640

		15,648,623		51,247,400

Payment for shares redeemed
Class A	(301,498)	(4,340,247)	(715,433)	(10,355,181)
Class B	(19,651)	(281,928)	(80,331)	(1,134,786)
Class C	(24,696)	(349,909)	(13,965)	(194,454)
Administrator Class	(4,527,739)	(65,952,554)	(8,876,276)	(128,685,126)
Institutional Class	(13,610,925)	(198,091,894)	(16,386,961)	(235,278,754)
Investor Class	(889,680)	(12,941,334)	(1,363,828)	(19,737,382)

		(281,957,866)		(395,385,683)

Net increase in net assets resulting from capital share transactions		113,343,424		331,459,205

Total increase in net assets		100,759,813		331,084,149

Net assets
Beginning of period		1,919,020,167		1,587,936,018

End of period		$2,019,779,980		$1,919,020,167

Undistributed net investment income		$4,650,886		$2,105,094

The accompanying notes are an integral part of these financial statements.

38	Wells Fargo Advantage Dow Jones Target Date Funds	Statements of changes in net assets

	Target 2035 Fund
	Six months ended August 31, 2012 (unaudited)		Year ended February 29, 2012

Operations
Net investment income		$7,590,108		$9,638,691
Net realized gains on investments		10,920,952		8,246,970
Net change in unrealized gains (losses) on investments		(19,076,720)		1,151,064

Net increase (decrease) in net assets resulting from operations		(565,660)		19,036,725

Distributions to shareholders from
Net investment income
Administrator Class		(569,670)		(750,692)
Institutional Class		(4,153,296)		(5,781,114)
Investor Class		(1,639,539)		(2,433,324)
Net realized gains
Administrator Class		0		(1,031,832)
Institutional Class		0		(6,258,998)
Investor Class		0		(3,315,052)

Total distributions to shareholders		(6,362,505)		(19,571,012)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Administrator Class	2,590,654	23,879,585	4,970,249	46,433,738
Institutional Class	11,532,444	107,260,315	23,050,944	213,557,274
Investor Class	5,234,302	48,862,411	7,187,781	66,379,605

		180,002,311		326,370,617

Reinvestment of distributions
Administrator Class	62,963	569,670	203,344	1,782,524
Institutional Class	452,636	4,101,313	1,361,889	11,893,990
Investor Class	180,440	1,637,387	652,519	5,739,759

		6,308,370		19,416,273

Payment for shares redeemed
Administrator Class	(1,336,116)	(12,496,313)	(2,295,179)	(21,785,589)
Institutional Class	(5,216,475)	(48,116,288)	(8,919,127)	(82,073,140)
Investor Class	(2,070,627)	(19,386,141)	(3,417,772)	(31,600,228)

		(79,998,742)		(135,458,957)

Net increase in net assets resulting from capital share transactions		106,311,939		210,327,933

Total increase in net assets		99,383,774		209,793,646

Net assets
Beginning of period		802,961,065		593,167,419

End of period		$902,344,839		$802,961,065

Undistributed net investment income		$1,991,215		$763,612

The accompanying notes are an integral part of these financial statements.

Statements of changes in net assets	Wells Fargo Advantage Dow Jones Target Date Funds	39

	Target 2040 Fund
	Six months ended August 31, 2012 (unaudited)		Year ended February 29, 2012

Operations
Net investment income		$11,800,935		$15,964,547
Net realized gains on investments		18,185,771		23,556,443
Net change in unrealized gains (losses) on investments		(36,148,295)		(20,260,995)

Net increase (decrease) in net assets resulting from operations		(6,161,589)		19,259,995

Distributions to shareholders from
Net investment income
Class A		(602,364)		(1,102,225)
Class B		(1,384)		(6,776)
Class C		(11,541)		(22,294)
Administrator Class		(1,797,596)		(2,941,627)
Institutional Class		(7,061,207)		(11,077,151)
Investor Class		(446,666)		(609,439)
Net realized gains
Class A		0		(1,674,412)
Class B		0		(26,426)
Class C		0		(55,987)
Administrator Class		0		(3,924,109)
Institutional Class		0		(12,787,455)
Investor Class		0		(962,543)

Total distributions to shareholders		(9,920,758)		(35,190,444)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	112,995	1,774,841	385,565	6,150,436
Class B	0	0	1,770	27,341
Class C	27,267	408,270	72,352	1,091,671
Administrator Class	3,621,796	57,429,876	6,594,449	104,747,908
Institutional Class	12,889,185	205,464,527	21,402,909	340,971,459
Investor Class	1,018,587	16,118,281	1,494,557	23,650,060

		281,195,795		476,638,875

Reinvestment of distributions
Class A	39,816	592,864	183,673	2,704,479
Class B	96	1,367	2,158	30,135
Class C	762	10,780	4,938	68,820
Administrator Class	118,723	1,797,468	457,843	6,865,179
Institutional Class	463,211	7,017,639	1,579,969	23,701,715
Investor Class	29,495	445,957	105,078	1,569,513

		9,866,075		34,939,841

Payment for shares redeemed
Class A	(388,824)	(6,094,215)	(1,028,279)	(16,153,396)
Class B	(39,737)	(601,982)	(84,812)	(1,286,454)
Class C	(26,973)	(400,944)	(34,593)	(493,456)
Administrator Class	(3,129,689)	(49,427,143)	(6,992,963)	(110,429,417)
Institutional Class	(8,917,815)	(141,512,143)	(10,482,716)	(165,305,790)
Investor Class	(476,376)	(7,607,501)	(587,489)	(9,252,261)

		(205,643,928)		(302,920,774)

Net increase in net assets resulting from capital share transactions		85,417,942		208,657,942

Total increase in net assets		69,335,595		192,727,493

Net assets
Beginning of period		1,276,357,115		1,083,629,622

End of period		$1,345,692,710		$1,276,357,115

Undistributed net investment income		$2,468,750		$588,573

The accompanying notes are an integral part of these financial statements.

40	Wells Fargo Advantage Dow Jones Target Date Funds	Statements of changes in net assets

	Target 2045 Fund
	Six months ended August 31, 2012 (unaudited)		Year ended February 29, 2012

Operations
Net investment income		$3,574,193		$4,027,377
Net realized gains on investments		5,652,228		20,438
Net change in unrealized gains (losses) on investments		(10,191,243)		3,769,925

Net increase (decrease) in net assets resulting from operations		(964,822)		7,817,740

Distributions to shareholders from
Net investment income
Administrator Class		(233,185)		(334,860)
Institutional Class		(1,989,168)		(2,238,426)
Investor Class		(674,486)		(952,893)
Net realized gains
Administrator Class		0		(172,327)
Institutional Class		0		(917,408)
Investor Class		0		(498,858)

Total distributions to shareholders		(2,896,839)		(5,114,772)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Administrator Class	1,309,562	12,183,962	2,311,584	21,505,695
Institutional Class	7,423,270	69,244,666	12,521,284	114,806,260
Investor Class	4,542,985	42,074,211	4,874,575	45,030,944

		123,502,839		181,342,899

Reinvestment of distributions
Administrator Class	25,546	233,185	58,104	507,143
Institutional Class	218,688	1,978,844	361,910	3,140,564
Investor Class	73,829	674,425	165,575	1,451,257

		2,886,454		5,098,964

Payment for shares redeemed
Administrator Class	(760,934)	(7,163,679)	(1,068,069)	(10,147,921)
Institutional Class	(3,099,624)	(28,687,609)	(5,108,831)	(46,290,482)
Investor Class	(1,199,170)	(11,255,910)	(1,782,836)	(16,578,656)

		(47,107,198)		(73,017,059)

Net increase in net assets resulting from capital share transactions		79,282,095		113,424,804

Total increase in net assets		75,420,434		116,127,772

Net assets
Beginning of period		370,576,706		254,448,934

End of period		$445,997,140		$370,576,706

Undistributed net investment income		$965,897		$288,543

The accompanying notes are an integral part of these financial statements.

Statements of changes in net assets	Wells Fargo Advantage Dow Jones Target Date Funds	41

	Target 2050 Fund
	Six months ended August 31, 2012 (unaudited)		Year ended February 29, 2012

Operations
Net investment income		$7,435,073		$10,070,892
Net realized gains on investments		11,369,696		16,964,872
Net change in unrealized gains (losses) on investments		(22,704,058)		(14,861,405)

Net increase (decrease) in net assets resulting from operations		(3,899,289)		12,174,359

Distributions to shareholders from
Net investment income
Administrator Class		(643,701)		(784,638)
Institutional Class		(5,440,788)		(7,793,105)
Investor Class		(195,478)		(255,238)
Net realized gains
Administrator Class		0		(2,209,078)
Institutional Class		0		(16,622,909)
Investor Class		0		(721,604)

Total distributions to shareholders		(6,279,967)		(28,386,572)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Administrator Class	3,123,887	27,860,906	5,831,652	52,243,078
Institutional Class	15,111,553	135,358,762	26,532,137	238,408,872
Investor Class	850,026	7,508,876	1,089,520	9,835,817

		170,728,544		300,487,767

Reinvestment of distributions
Administrator Class	14,020	643,686	357,859	2,993,632
Institutional Class	619,853	5,422,739	2,897,951	24,322,029
Investor Class	22,353	194,918	115,833	971,812

		6,261,343		28,287,473

Payment for shares redeemed
Administrator Class	(1,874,484)	(16,803,124)	(3,719,855)	(33,304,448)
Institutional Class	(10,607,906)	(94,678,103)	(17,696,508)	(157,973,765)
Investor Class	(282,079)	(2,538,278)	(703,054)	(6,386,504)

		(114,019,505)		(197,664,717)

Net increase in net assets resulting from capital share transactions		62,970,382		131,110,523

Total increase in net assets		52,791,126		114,898,310

Net assets
Beginning of period		769,907,325		655,009,015

End of period		$822,698,451		$769,907,325

Undistributed net investment income		$1,612,985		$457,879

The accompanying notes are an integral part of these financial statements.

42	Wells Fargo Advantage Dow Jones Target Date Funds	Statements of changes in net assets

	Target 2055 Fund
	Six months ended August 31, 2012 (unaudited)		Year ended February 29, 2012[1]

Operations
Net investment income		$150,890		$26,081
Net realized gains (losses) on investments		196,734		(95,617)
Net change in unrealized gains (losses) on investments		(203,354)		858,152

Net increase in net assets resulting from operations		144,270		788,616

Distributions to shareholders from
Net investment income
Administrator Class		(8,872)		0
Institutional Class		(105,715)		0
Investor Class		(4,553)		0

Total distributions to shareholders		(119,140)		0

Capital share transactions	Shares		Shares
Proceeds from shares sold
Administrator Class	177,257	1,746,988	194,786	1,768,579
Institutional Class	1,645,446	16,084,766	1,009,100	9,505,271
Investor Class	45,230	449,792	41,455	396,905

		18,281,546		11,670,755

Reinvestment of distributions
Administrator Class	952	8,872	0	0
Institutional Class	11,352	105,683	0	0
Investor Class	489	4,521	0	0

		119,076		0

Payment for shares redeemed
Administrator Class	(86,318)	(847,359)	(16,433)	(160,556)
Institutional Class	(878,769)	(8,620,594)	(119,817)	(1,132,852)
Investor Class	(24,493)	(244,213)	(15,954)	(152,246)

		(9,712,166)		(1,445,654)

Net increase in net assets resulting from capital share transactions		8,688,456		10,225,101

Total increase in net assets		8,713,586		11,013,717

Net assets
Beginning of period		11,013,717		0

End of period		$19,727,303		$11,013,717

Undistributed net investment income		$58,061		$26,311

1.	For the eight months ended February 29, 2012. The Fund commenced operations on June 30, 2011.

The accompanying notes are an integral part of these financial statements.

This page is intentionally left blank.

44	Wells Fargo Advantage Dow Jones Target Date Funds	Financial highlights

	Beginning net asset value per share	Net investment income¹		Net realized and unrealized gains (losses) on investments	Distributions from net investment income	Distributions from net realized gains

Target Today Fund
Class A
March 1, 2012 to August 31, 2012 (unaudited)	$10.86	0.08	[4]	0.12	0.00	0.00
March 1, 2011 to February 29, 2012	$10.56	0.18	[4]	0.39	(0.22)	(0.05)
March 1, 2010 to February 28, 2011	$10.04	0.18	[4]	0.57	(0.23)	0.00
March 1, 2009 to February 28, 2010	$8.86	0.22	[4]	1.20	(0.24)	0.00
March 1, 2008 to February 28, 2009	$10.10	0.26	[4]	(1.15)	(0.29)	(0.06)
March 1, 2007 to February 29, 2008	$10.07	0.35	[4]	0.15	(0.36)	(0.11)
Class B
March 1, 2012 to August 31, 2012 (unaudited)	$11.22	0.04	[4]	0.12	0.00	0.00
March 1, 2011 to February 29, 2012	$10.87	0.10	[4]	0.41	(0.11)	(0.05)
March 1, 2010 to February 28, 2011	$10.31	0.11	[4]	0.58	(0.13)	0.00
March 1, 2009 to February 28, 2010	$9.08	0.16	[4]	1.22	(0.15)	0.00
March 1, 2008 to February 28, 2009	$10.33	0.19	[4]	(1.17)	(0.21)	(0.06)
March 1, 2007 to February 29, 2008	$10.29	0.28	[4]	0.15	(0.28)	(0.11)
Class C
March 1, 2012 to August 31, 2012 (unaudited)	$11.11	0.05		0.10	0.00	0.00
March 1, 2011 to February 29, 2012	$10.78	0.10	[4]	0.41	(0.13)	(0.05)
March 1, 2010 to February 28, 2011	$10.25	0.11	[4]	0.57	(0.15)	0.00
March 1, 2009 to February 28, 2010	$9.04	0.15	[4]	1.23	(0.17)	0.00
March 1, 2008 to February 28, 2009	$10.30	0.19	[4]	(1.18)	(0.21)	(0.06)
March 1, 2007 to February 29, 2008	$10.26	0.28	[4]	0.15	(0.28)	(0.11)
Administrator Class
March 1, 2012 to August 31, 2012 (unaudited)	$11.07	0.09		0.11	0.00	0.00
March 1, 2011 to February 29, 2012	$10.75	0.20		0.40	(0.23)	(0.05)
March 1, 2010 to February 28, 2011	$10.19	0.20	[4]	0.58	(0.22)	0.00
March 1, 2009 to February 28, 2010	$9.03	0.25	[4]	1.21	(0.30)	0.00
March 1, 2008 to February 28, 2009	$10.29	0.29	[4]	(1.17)	(0.32)	(0.06)
March 1, 2007 to February 29, 2008	$10.25	0.38	[4]	0.16	(0.39)	(0.11)
Institutional Class
March 1, 2012 to August 31, 2012 (unaudited)	$11.09	0.11		0.11	0.00	0.00
March 1, 2011 to February 29, 2012	$10.77	0.24		0.40	(0.27)	(0.05)
March 1, 2010 to February 28, 2011	$10.24	0.24	[4]	0.58	(0.29)	0.00
March 1, 2009 to February 28, 2010	$9.03	0.27	[4]	1.22	(0.28)	0.00
March 1, 2008 to February 28, 2009	$10.29	0.32	[4]	(1.18)	(0.34)	(0.06)
March 1, 2007 to February 29, 2008	$10.26	0.41	[4]	0.14	(0.41)	(0.11)
Investor Class
March 1, 2012 to August 31, 2012 (unaudited)	$11.05	0.09		0.12	0.00	0.00
March 1, 2011 to February 29, 2012	$10.74	0.19		0.40	(0.23)	(0.05)
March 1, 2010 to February 28, 2011	$10.21	0.20	[4]	0.58	(0.25)	0.00
March 1, 2009 to February 28, 2010	$9.01	0.24	[4]	1.22	(0.26)	0.00
March 1, 2008 to February 28, 2009	$10.28	0.28	[4]	(1.17)	(0.32)	(0.06)
March 1, 2007 to February 29, 2008	$10.26	0.37	[4]	0.15	(0.39)	(0.11)

Please see footnotes on page 64.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Dow Jones Target Date Funds	45

Ending net asset value per share	Ratio to average net assets (annualized)				Portfolio turnover rate[3]	Net assets at end of period (000s omitted)
	Net investment income¹	Gross expenses[1]	Net expenses[1]	Total return[2]

$11.06	1.48%	1.08%	0.96%	1.84%	18%	$20,770
$10.86	1.69%	1.08%	0.96%	5.47%	46%	$21,822
$10.56	1.82%	1.10%	0.97%	7.56%	51%	$22,862
$10.04	2.29%	1.24%	1.13%	16.13%	91%	$22,145
$8.86	2.71%	1.27%	1.15%	(9.06)%	45%	$20,151
$10.10	3.49%	1.25%	1.15%	5.06%	51%	$30,416

$11.38	0.74%	1.82%	1.71%	1.43%	18%	$145
$11.22	0.97%	1.82%	1.70%	4.73%	46%	$242
$10.87	1.08%	1.85%	1.72%	6.78%	51%	$865
$10.31	1.58%	2.00%	1.89%	15.23%	91%	$2,155
$9.08	1.96%	2.02%	1.90%	(9.73)%	45%	$3,563
$10.33	2.74%	2.00%	1.90%	4.21%	51%	$8,411

$11.26	0.73%	1.83%	1.71%	1.35%	18%	$5,031
$11.11	0.94%	1.83%	1.71%	4.81%	46%	$5,100
$10.78	1.07%	1.85%	1.72%	6.69%	51%	$5,605
$10.25	1.56%	1.93%	1.82%	15.30%	91%	$5,498
$9.04	1.97%	2.01%	1.90%	(9.80)%	45%	$4,741
$10.30	2.74%	1.99%	1.90%	4.25%	51%	$6,877

$11.27	1.64%	0.92%	0.80%	1.81%	18%	$137,251
$11.07	1.84%	0.92%	0.80%	5.74%	46%	$121,886
$10.75	1.99%	0.93%	0.80%	7.70%	51%	$77,216
$10.19	2.53%	1.00%	0.82%	16.30%	91%	$63,796
$9.03	3.02%	1.09%	0.85%	(8.80)%	45%	$43,072
$10.29	3.71%	1.08%	0.85%	5.39%	51%	$48,453

$11.31	2.00%	0.65%	0.45%	1.98%	18%	$713,697
$11.09	2.20%	0.65%	0.45%	6.09%	46%	$700,645
$10.77	2.31%	0.66%	0.45%	8.14%	51%	$580,536
$10.24	2.73%	0.72%	0.53%	16.67%	91%	$254,513
$9.03	3.26%	0.82%	0.62%	(8.60)%	45%	$76,391
$10.29	3.96%	0.81%	0.62%	5.52%	51%	$50,105

$11.26	1.59%	1.14%	0.86%	1.90%	18%	$111,963
$11.05	1.79%	1.15%	0.86%	5.59%	46%	$107,779
$10.74	1.91%	1.18%	0.86%	7.72%	51%	$86,784
$10.21	2.41%	1.28%	0.89%	16.33%	91%	$39,395
$9.01	2.97%	1.37%	0.91%	(8.93)%	45%	$12,397
$10.28	3.58%	1.40%	0.91%	5.21%	51%	$2,719

Please see footnotes on page 64.

The accompanying notes are an integral part of these financial statements.

46	Wells Fargo Advantage Dow Jones Target Date Funds	Financial highlights

	Beginning net asset value per share	Net investment income¹		Net realized and unrealized gains (losses) on investments	Distributions from net investment income	Distributions from net realized gains

Target 2010 Fund
Class A
March 1, 2012 to August 31, 2012 (unaudited)	$13.26	0.10	[4]	0.12	(0.10)	0.00
March 1, 2011 to February 29, 2012	$12.86	0.21	[4]	0.43	(0.24)	0.00
March 1, 2010 to February 28, 2011	$12.04	0.22	[4]	0.88	(0.28)	0.00
March 1, 2009 to February 28, 2010	$10.15	0.25	[4]	1.93	(0.29)	(0.00)[5]
March 1, 2008 to February 28, 2009	$12.71	0.31	[4]	(2.42)	(0.35)	(0.10)
March 1, 2007 to February 29, 2008	$12.68	0.38	[4]	0.20	(0.39)	(0.16)
Class B
March 1, 2012 to August 31, 2012 (unaudited)	$13.37	0.05		0.11	(0.04)	0.00
March 1, 2011 to February 29, 2012	$12.93	0.12	[4]	0.44	(0.12)	0.00
March 1, 2010 to February 28, 2011	$12.10	0.12	[4]	0.88	(0.17)	0.00
March 1, 2009 to February 28, 2010	$10.18	0.17	[4]	1.93	(0.18)	(0.00)[5]
March 1, 2008 to February 28, 2009	$12.73	0.22	[4]	(2.42)	(0.25)	(0.10)
March 1, 2007 to February 29, 2008	$12.70	0.29	[4]	0.18	(0.28)	(0.16)
Class C
March 1, 2012 to August 31, 2012 (unaudited)	$13.44	0.05		0.12	(0.05)	0.00
March 1, 2011 to February 29, 2012	$13.03	0.12	[4]	0.43	(0.14)	0.00
March 1, 2010 to February 28, 2011	$12.19	0.12	[4]	0.91	(0.19)	0.00
March 1, 2009 to February 28, 2010	$10.27	0.16	[4]	1.96	(0.20)	(0.00)[5]
March 1, 2008 to February 28, 2009	$12.85	0.22	[4]	(2.45)	(0.25)	(0.10)
March 1, 2007 to February 29, 2008	$12.82	0.29	[4]	0.19	(0.29)	(0.16)
Administrator Class
March 1, 2012 to August 31, 2012 (unaudited)	$13.38	0.11	[4]	0.12	(0.11)	0.00
March 1, 2011 to February 29, 2012	$12.97	0.24		0.43	(0.26)	0.00
March 1, 2010 to February 28, 2011	$12.14	0.24		0.89	(0.30)	0.00
March 1, 2009 to February 28, 2010	$10.24	0.27	[4]	1.95	(0.32)	(0.00)[5]
March 1, 2008 to February 28, 2009	$12.82	0.34	[4]	(2.44)	(0.38)	(0.10)
March 1, 2007 to February 29, 2008	$12.79	0.42	[4]	0.20	(0.43)	(0.16)
Institutional Class
March 1, 2012 to August 31, 2012 (unaudited)	$13.39	0.14		0.11	(0.13)	0.00
March 1, 2011 to February 29, 2012	$12.97	0.28		0.45	(0.31)	0.00
March 1, 2010 to February 28, 2011	$12.15	0.28		0.88	(0.34)	0.00
March 1, 2009 to February 28, 2010	$10.24	0.31	[4]	1.95	(0.35)	(0.00)[5]
March 1, 2008 to February 28, 2009	$12.81	0.37	[4]	(2.43)	(0.41)	(0.10)
March 1, 2007 to February 29, 2008	$12.78	0.44	[4]	0.21	(0.46)	(0.16)
Investor Class
March 1, 2012 to August 31, 2012 (unaudited)	$13.36	0.11	[4]	0.12	(0.11)	0.00
March 1, 2011 to February 29, 2012	$12.95	0.23		0.43	(0.25)	0.00
March 1, 2010 to February 28, 2011	$12.12	0.22	[4]	0.90	(0.29)	0.00
March 1, 2009 to February 28, 2010	$10.22	0.27	[4]	1.94	(0.31)	(0.00)[5]
March 1, 2008 to February 28, 2009	$12.80	0.33	[4]	(2.43)	(0.38)	(0.10)
March 1, 2007 to February 29, 2008	$12.78	0.40	[4]	0.21	(0.43)	(0.16)

Please see footnotes on page 64.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Dow Jones Target Date Funds	47

Ending net asset value per share	Ratio to average net assets (annualized)				Portfolio turnover rate[3]	Net assets at end of period (000s omitted)
	Net investment income¹	Gross expenses[1]	Net expenses[1]	Total return[2]

$13.38	1.51%	1.08%	0.99%	1.67%	17%	$37,739
$13.26	1.63%	1.08%	0.99%	5.05%	43%	$39,691
$12.86	1.72%	1.10%	1.00%	9.24%	47%	$42,615
$12.04	2.16%	1.16%	1.10%	21.64%	86%	$42,316
$10.15	2.62%	1.25%	1.18%	(16.98)%	43%	$39,175
$12.71	2.99%	1.25%	1.18%	4.67%	61%	$60,969

$13.49	0.77%	1.83%	1.74%	1.21%	17%	$563
$13.37	0.90%	1.83%	1.74%	4.35%	43%	$748
$12.93	0.98%	1.85%	1.75%	8.45%	47%	$1,542
$12.10	1.45%	1.92%	1.86%	20.69%	86%	$2,716
$10.18	1.87%	2.00%	1.93%	(17.58)%	43%	$4,269
$12.73	2.25%	2.00%	1.93%	3.81%	61%	$9,715

$13.56	0.76%	1.83%	1.74%	1.28%	17%	$3,265
$13.44	0.88%	1.83%	1.74%	4.28%	43%	$3,323
$13.03	0.96%	1.85%	1.75%	8.48%	47%	$3,114
$12.19	1.42%	1.91%	1.85%	20.76%	86%	$2,580
$10.27	1.87%	2.00%	1.93%	(17.59)%	43%	$2,464
$12.85	2.23%	2.00%	1.93%	3.81%	61%	$3,609

$13.50	1.66%	0.92%	0.83%	1.75%	17%	$213,587
$13.38	1.79%	0.92%	0.83%	5.25%	43%	$190,863
$12.97	1.88%	0.93%	0.83%	9.44%	47%	$191,943
$12.14	2.36%	0.98%	0.86%	21.86%	86%	$172,322
$10.24	2.92%	1.07%	0.88%	(16.73)%	43%	$110,425
$12.82	3.26%	1.07%	0.88%	4.95%	61%	$138,418

$13.51	2.03%	0.65%	0.48%	1.90%	17%	$534,531
$13.39	2.14%	0.65%	0.48%	5.61%	43%	$563,343
$12.97	2.23%	0.66%	0.48%	9.90%	47%	$455,447
$12.15	2.63%	0.71%	0.59%	22.15%	86%	$359,320
$10.24	3.15%	0.80%	0.65%	(16.47)%	43%	$239,731
$12.81	3.45%	0.81%	0.65%	5.18%	61%	$206,461

$13.48	1.61%	1.14%	0.89%	1.71%	17%	$62,263
$13.36	1.73%	1.15%	0.89%	5.21%	43%	$61,766
$12.95	1.79%	1.18%	0.89%	9.40%	47%	$53,646
$12.12	2.27%	1.26%	0.92%	21.86%	86%	$25,103
$10.22	2.86%	1.36%	0.94%	(16.78)%	43%	$11,265
$12.80	3.10%	1.39%	0.94%	4.89%	61%	$4,856

Please see footnotes on page 64.

The accompanying notes are an integral part of these financial statements.

48	Wells Fargo Advantage Dow Jones Target Date Funds	Financial highlights

	Beginning net asset value per share	Net investment income¹		Net realized and unrealized gains (losses) on investments	Distributions from net investment income	Distributions from net realized gains

Target 2015 Fund
Administrator Class
March 1, 2012 to August 31, 2012 (unaudited)	$10.10	0.08		0.06	(0.09)	0.00
March 1, 2011 to February 29, 2012	$9.92	0.17		0.29	(0.17)	(0.11)
March 1, 2010 to February 28, 2011	$9.15	0.17		0.85	(0.20)	(0.05)
March 1, 2009 to February 28, 2010	$7.31	0.17	[4]	1.82	(0.15)	0.00
March 1, 2008 to February 28, 2009	$10.04	0.24	[4]	(2.37)	(0.30)	0.00
June 29, 2007[6] to February 29, 2008	$10.00	0.20	[4]	(0.11)	(0.05)	0.00
Institutional Class
March 1, 2012 to August 31, 2012 (unaudited)	$9.98	0.10		0.06	(0.11)	0.00
March 1, 2011 to February 29, 2012	$9.81	0.19		0.29	(0.20)	(0.11)
March 1, 2010 to February 28, 2011	$9.05	0.19		0.85	(0.23)	(0.05)
March 1, 2009 to February 28, 2010	$7.23	0.21	[4]	1.77	(0.16)	0.00
March 1, 2008 to February 28, 2009	$9.92	0.25	[4]	(2.33)	(0.31)	0.00
June 29, 2007[6] to February 29, 2008	$10.00	0.19	[4]	(0.10)	(0.17)	0.00
Investor Class
March 1, 2012 to August 31, 2012 (unaudited)	$10.11	0.08		0.06	(0.09)	0.00
March 1, 2011 to February 29, 2012	$9.93	0.16		0.29	(0.16)	(0.11)
March 1, 2010 to February 28, 2011	$9.16	0.16	[4]	0.85	(0.19)	(0.05)
March 1, 2009 to February 28, 2010	$7.32	0.15	[4]	1.83	(0.14)	0.00
March 1, 2008 to February 28, 2009	$10.03	0.22	[4]	(2.34)	(0.29)	0.00
June 29, 2007[6] to February 29, 2008	$10.00	0.19	[4]	(0.10)	(0.06)	0.00

Please see footnotes on page 64.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Dow Jones Target Date Funds	49

Distributions from tax basis return of capital	Ending net asset value per share	Ratio to average net assets (annualized)				Portfolio turnover rate[3]	Net assets at end of period (000s omitted)
		Net investment income¹	Gross expenses[1]	Net expenses[1]	Total return[2]

0.00	$10.15	1.64%	0.92%	0.84%	1.41%	15%	$92,329
0.00	$10.10	1.70%	0.92%	0.84%	4.74%	40%	$84,759
0.00	$9.92	1.76%	0.93%	0.84%	11.28%	44%	$61,227
0.00	$9.15	1.89%	1.03%	0.86%	27.28%	77%	$42,190
(0.30)	$7.31	2.69%	1.37%	0.89%	(22.21)%	41%	$12,138
0.00	$10.04	2.90%	3.58%	0.56%	0.88%	54%	$9,354

0.00	$10.03	2.01%	0.65%	0.49%	1.59%	15%	$573,604
0.00	$9.98	2.05%	0.65%	0.49%	5.06%	40%	$536,453
0.00	$9.81	2.11%	0.66%	0.49%	11.68%	44%	$387,146
0.00	$9.05	2.43%	0.72%	0.54%	27.56%	77%	$235,807
(0.30)	$7.23	2.91%	1.06%	0.66%	(22.00)%	41%	$22,002
0.00	$9.92	2.91%	3.71%	0.53%	0.92%	54%	$10,088

0.00	$10.16	1.59%	1.15%	0.90%	1.38%	15%	$190,655
0.00	$10.11	1.65%	1.15%	0.90%	4.67%	40%	$165,774
0.00	$9.93	1.69%	1.18%	0.90%	11.22%	44%	$142,622
0.00	$9.16	1.75%	1.31%	0.93%	27.19%	77%	$43,004
(0.30)	$7.32	2.62%	1.60%	0.95%	(22.15)%	41%	$8,959
0.00	$10.03	2.85%	3.79%	0.60%	0.85%	54%	$2,249

Please see footnotes on page 64.

The accompanying notes are an integral part of these financial statements.

50	Wells Fargo Advantage Dow Jones Target Date Funds	Financial highlights

	Beginning net asset value per share	Net investment income¹		Net realized and unrealized gains (losses) on investments	Distributions from net investment income	Distributions from net realized gains

Target 2020 Fund
Class A
March 1, 2012 to August 31, 2012 (unaudited)	$14.25	0.11		0.01	(0.10)	0.00
March 1, 2011 to February 29, 2012	$13.97	0.21		0.33	(0.22)	(0.04)
March 1, 2010 to February 28, 2011	$12.54	0.20		1.46	(0.23)	0.00
March 1, 2009 to February 28, 2010	$9.58	0.21	[4]	2.97	(0.22)	(0.00)[5]
March 1, 2008 to February 28, 2009	$13.78	0.26	[4]	(4.04)	(0.27)	(0.15)
March 1, 2007 to February 29, 2008	$14.22	0.33	[4]	(0.08)	(0.32)	(0.37)
Class B
March 1, 2012 to August 31, 2012 (unaudited)	$14.16	0.05	[4]	0.02	(0.03)	0.00
March 1, 2011 to February 29, 2012	$13.85	0.10	[4]	0.33	(0.08)	(0.04)
March 1, 2010 to February 28, 2011	$12.41	0.09	[4]	1.46	(0.11)	0.00
March 1, 2009 to February 28, 2010	$9.50	0.12	[4]	2.95	(0.16)	(0.00)[5]
March 1, 2008 to February 28, 2009	$13.66	0.17	[4]	(4.01)	(0.17)	(0.15)
March 1, 2007 to February 29, 2008	$14.09	0.20	[4]	(0.06)	(0.20)	(0.37)
Class C
March 1, 2012 to August 31, 2012 (unaudited)	$14.20	0.06		0.01	(0.05)	0.00
March 1, 2011 to February 29, 2012	$13.93	0.08		0.35	(0.12)	(0.04)
March 1, 2010 to February 28, 2011	$12.51	0.08		1.48	(0.14)	0.00
March 1, 2009 to February 28, 2010	$9.58	0.12	[4]	2.98	(0.17)	(0.00)[5]
March 1, 2008 to February 28, 2009	$13.78	0.17	[4]	(4.05)	(0.17)	(0.15)
March 1, 2007 to February 29, 2008	$14.21	0.21	[4]	(0.06)	(0.21)	(0.37)
Administrator Class
March 1, 2012 to August 31, 2012 (unaudited)	$14.44	0.12	[4]	0.01	(0.11)	0.00
March 1, 2011 to February 29, 2012	$14.15	0.23		0.35	(0.25)	(0.04)
March 1, 2010 to February 28, 2011	$12.70	0.21		1.50	(0.26)	0.00
March 1, 2009 to February 28, 2010	$9.71	0.23	[4]	3.01	(0.25)	(0.00)[5]
March 1, 2008 to February 28, 2009	$13.96	0.30	[4]	(4.09)	(0.31)	(0.15)
March 1, 2007 to February 29, 2008	$14.39	0.36	[4]	(0.06)	(0.36)	(0.37)
Institutional Class
March 1, 2012 to August 31, 2012 (unaudited)	$14.47	0.15		0.01	(0.13)	0.00
March 1, 2011 to February 29, 2012	$14.19	0.27	[4]	0.35	(0.30)	(0.04)
March 1, 2010 to February 28, 2011	$12.73	0.26		1.50	(0.30)	0.00
March 1, 2009 to February 28, 2010	$9.73	0.27	[4]	3.01	(0.28)	(0.00)[5]
March 1, 2008 to February 28, 2009	$13.98	0.32	[4]	(4.08)	(0.34)	(0.15)
March 1, 2007 to February 29, 2008	$14.41	0.39	[4]	(0.06)	(0.39)	(0.37)
Investor Class
March 1, 2012 to August 31, 2012 (unaudited)	$14.43	0.11		0.02	(0.11)	0.00
March 1, 2011 to February 29, 2012	$14.14	0.22		0.35	(0.24)	(0.04)
March 1, 2010 to February 28, 2011	$12.70	0.20	[4]	1.49	(0.25)	0.00
March 1, 2009 to February 28, 2010	$9.71	0.22	[4]	3.02	(0.25)	(0.00)[5]
March 1, 2008 to February 28, 2009	$13.96	0.29	[4]	(4.08)	(0.31)	(0.15)
March 1, 2007 to February 29, 2008	$14.40	0.33	[4]	(0.03)	(0.37)	(0.37)

Please see footnotes on page 64.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Dow Jones Target Date Funds	51

Ending net asset value per share	Ratio to average net assets (annualized)				Portfolio turnover rate[3]	Net assets at end of period (000s omitted)
	Net investment income¹	Gross expenses[1]	Net expenses[1]	Total return[2]

$14.27	1.47%	1.06%	1.01%	0.86%	14%	$73,155
$14.25	1.45%	1.05%	1.01%	3.97%	35%	$74,955
$13.97	1.46%	1.08%	1.02%	13.41%	39%	$77,784
$12.54	1.77%	1.15%	1.11%	33.45%	66%	$72,653
$9.58	2.10%	1.25%	1.20%	(27.90)%	38%	$59,671
$13.78	2.17%	1.27%	1.20%	1.60%	48%	$124,555

$14.20	0.73%	1.81%	1.76%	0.51%	14%	$727
$14.16	0.78%	1.80%	1.76%	3.11%	35%	$1,048
$13.85	0.73%	1.83%	1.77%	12.57%	39%	$2,428
$12.41	1.04%	1.90%	1.86%	32.44%	66%	$5,030
$9.50	1.36%	2.00%	1.95%	(28.43)%	38%	$5,495
$13.66	1.43%	2.02%	1.95%	0.87%	48%	$11,516

$14.22	0.72%	1.81%	1.76%	0.49%	14%	$4,205
$14.20	0.68%	1.81%	1.76%	3.14%	35%	$4,600
$13.93	0.70%	1.83%	1.77%	12.65%	39%	$3,922
$12.51	1.00%	1.90%	1.86%	32.35%	66%	$2,752
$9.58	1.36%	2.00%	1.95%	(28.46)%	38%	$1,840
$13.78	1.42%	2.02%	1.95%	0.90%	48%	$3,318

$14.46	1.62%	0.90%	0.85%	0.93%	14%	$490,461
$14.44	1.63%	0.90%	0.85%	4.17%	35%	$468,494
$14.15	1.62%	0.91%	0.85%	13.60%	39%	$439,314
$12.70	1.96%	0.97%	0.88%	33.64%	66%	$342,078
$9.71	2.42%	1.07%	0.90%	(27.66)%	38%	$196,606
$13.96	2.44%	1.09%	0.90%	1.96%	48%	$234,169

$14.50	1.98%	0.63%	0.50%	1.15%	14%	$1,608,809
$14.47	1.95%	0.63%	0.50%	4.47%	35%	$1,540,045
$14.19	1.96%	0.64%	0.50%	14.03%	39%	$1,250,249
$12.73	2.22%	0.69%	0.60%	33.98%	66%	$822,479
$9.73	2.63%	0.81%	0.67%	(27.46)%	38%	$414,090
$13.98	2.63%	0.82%	0.67%	2.18%	48%	$367,360

$14.45	1.57%	1.12%	0.91%	0.90%	14%	$157,654
$14.43	1.54%	1.13%	0.91%	4.12%	35%	$144,478
$14.14	1.53%	1.15%	0.91%	13.56%	39%	$119,297
$12.70	1.84%	1.24%	0.94%	33.51%	66%	$53,535
$9.71	2.34%	1.36%	0.96%	(27.70)%	38%	$15,254
$13.96	2.27%	1.41%	0.96%	1.91%	48%	$12,140

Please see footnotes on page 64.

The accompanying notes are an integral part of these financial statements.

52	Wells Fargo Advantage Dow Jones Target Date Funds	Financial highlights

	Beginning net asset value per share	Net investment income (loss)[1]		Net realized and unrealized gains (losses) on investments	Distributions from net investment income

Target 2025 Fund
Administrator Class
March 1, 2012 to August 31, 2012 (unaudited)	$9.74	0.08		(0.04)	(0.07)
March 1, 2011 to February 29, 2012	$9.81	0.14	[4]	0.17	(0.15)
March 1, 2010 to February 28, 2011	$8.69	0.13	[4]	1.26	(0.15)
March 1, 2009 to February 28, 2010	$6.25	(0.04)[4]		2.61	(0.13)
March 1, 2008 to February 28, 2009	$9.53	0.20	[4]	(3.29)	(0.19)
June 29, 2007[6] to February 29, 2008	$10.00	0.14	[4]	(0.57)	(0.04)
Institutional Class
March 1, 2012 to August 31, 2012 (unaudited)	$9.71	0.10		(0.05)	(0.08)
March 1, 2011 to February 29, 2012	$9.79	0.17	[4]	0.16	(0.18)
March 1, 2010 to February 28, 2011	$8.68	0.16		1.26	(0.19)
March 1, 2009 to February 28, 2010	$6.24	0.18	[4]	2.39	(0.13)
March 1, 2008 to February 28, 2009	$9.49	0.20	[4]	(3.26)	(0.19)
June 29, 2007[6] to February 29, 2008	$10.00	0.14	[4]	(0.55)	(0.10)
Investor Class
March 1, 2012 to August 31, 2012 (unaudited)	$9.72	0.08		(0.04)	(0.07)
March 1, 2011 to February 29, 2012	$9.80	0.14	[4]	0.15	(0.14)
March 1, 2010 to February 28, 2011	$8.68	0.13	[4]	1.25	(0.14)
March 1, 2009 to February 28, 2010	$6.25	(0.08)[4]		2.64	(0.13)
March 1, 2008 to February 28, 2009	$9.51	0.18	[4]	(3.26)	(0.18)
June 29, 2007[6] to February 29, 2008	$10.00	0.14	[4]	(0.57)	(0.06)

Please see footnotes on page 64.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Dow Jones Target Date Funds	53

Distributions from net realized gains	Ending net asset value per share	Ratio to average net assets (annualized)				Portfolio turnover rate[3]	Net assets at end of period (000s omitted)
		Net investment income (loss)[1]	Gross expenses[1]	Net expenses[1]	Total return[2]

0.00	$9.71	1.60%	0.90%	0.85%	0.44%	12%	$127,762
(0.23)	$9.74	1.47%	0.91%	0.85%	3.49%	31%	$111,673
(0.12)	$9.81	1.46%	0.91%	0.85%	16.32%	33%	$69,590
0.00	$8.69	(0.51)%	1.01%	0.89%	41.33%	54%	$39,111
0.00	$6.25	2.42%	1.35%	0.63%	(32.95)%	35%	$9,410
0.00	$9.53	2.13%	3.68%	0.51%	(4.30)%	42%	$7,206

0.00	$9.68	1.96%	0.63%	0.50%	0.60%	12%	$1,471,696
(0.23)	$9.71	1.83%	0.64%	0.50%	3.77%	31%	$1,431,120
(0.12)	$9.79	1.83%	0.64%	0.50%	16.75%	33%	$1,290,513
0.00	$8.68	2.07%	0.66%	0.53%	41.46%	54%	$1,057,514
0.00	$6.24	2.50%	1.07%	0.53%	(32.81)%	35%	$26,335
0.00	$9.49	2.09%	3.41%	0.47%	(4.16)%	42%	$17,248

0.00	$9.69	1.55%	1.13%	0.91%	0.41%	12%	$336,582
(0.23)	$9.72	1.42%	1.14%	0.91%	3.32%	31%	$300,434
(0.12)	$9.80	1.39%	1.15%	0.91%	16.22%	33%	$256,544
0.00	$8.68	(0.93)%	1.29%	0.95%	41.19%	54%	$70,228
0.00	$6.25	2.32%	1.60%	0.70%	(32.90)%	35%	$9,564
0.00	$9.51	2.19%	4.33%	0.52%	(4.29)%	42%	$2,432

Please see footnotes on page 64.

The accompanying notes are an integral part of these financial statements.

54	Wells Fargo Advantage Dow Jones Target Date Funds	Financial highlights

	Beginning net asset value per share	Net investment income¹		Net realized and unrealized gains (losses) on investments	Distributions from net investment income	Distributions from net realized gains

Target 2030 Fund
Class A
March 1, 2012 to August 31, 2012 (unaudited)	$14.74	0.10	[4]	(0.12)	(0.09)	0.00
March 1, 2011 to February 29, 2012	$14.81	0.17	[4]	0.13	(0.18)	(0.19)
March 1, 2010 to February 28, 2011	$12.65	0.15	[4]	2.19	(0.18)	0.00
March 1, 2009 to February 28, 2010	$8.65	0.15	[4]	4.00	(0.15)	(0.00	) [5]
March 1, 2008 to February 28, 2009	$14.36	0.21	[4]	(5.55)	(0.20)	(0.17)
March 1, 2007 to February 29, 2008	$15.16	0.24	[4]	(0.32)	(0.23)	(0.49)
Class B
March 1, 2012 to August 31, 2012 (unaudited)	$14.49	0.05	[4]	(0.11)	(0.03)	0.00
March 1, 2011 to February 29, 2012	$14.53	0.07	[4]	0.12	(0.04)	(0.19)
March 1, 2010 to February 28, 2011	$12.41	0.06	[4]	2.14	(0.08)	0.00
March 1, 2009 to February 28, 2010	$8.49	0.07	[4]	3.91	(0.06)	(0.00	) [5]
March 1, 2008 to February 28, 2009	$14.09	0.11	[4]	(5.44)	(0.10)	(0.17)
March 1, 2007 to February 29, 2008	$14.88	0.12	[4]	(0.31)	(0.11)	(0.49)
Class C
March 1, 2012 to August 31, 2012 (unaudited)	$14.45	0.05		(0.12)	(0.05)	0.00
March 1, 2011 to February 29, 2012	$14.53	0.06	[4]	0.14	(0.09)	(0.19)
March 1, 2010 to February 28, 2011	$12.43	0.05	[4]	2.14	(0.09)	0.00
March 1, 2009 to February 28, 2010	$8.50	0.06	[4]	3.93	(0.06)	(0.00	) [5]
March 1, 2008 to February 28, 2009	$14.11	0.11	[4]	(5.45)	(0.10)	(0.17)
March 1, 2007 to February 29, 2008	$14.91	0.12	[4]	(0.32)	(0.11)	(0.49)
Administrator Class
March 1, 2012 to August 31, 2012 (unaudited)	$14.91	0.11		(0.12)	(0.10)	0.00
March 1, 2011 to February 29, 2012	$14.98	0.20	[4]	0.13	(0.21)	(0.19)
March 1, 2010 to February 28, 2011	$12.79	0.18	[4]	2.21	(0.20)	0.00
March 1, 2009 to February 28, 2010	$8.74	0.17	[4]	4.06	(0.18)	(0.00	) [5]
March 1, 2008 to February 28, 2009	$14.50	0.24	[4]	(5.59)	(0.24)	(0.17)
March 1, 2007 to February 29, 2008	$15.31	0.28	[4]	(0.32)	(0.28)	(0.49)
Institutional Class
March 1, 2012 to August 31, 2012 (unaudited)	$14.91	0.15	[4]	(0.13)	(0.13)	0.00
March 1, 2011 to February 29, 2012	$14.98	0.25	[4]	0.12	(0.25)	(0.19)
March 1, 2010 to February 28, 2011	$12.79	0.23	[4]	2.21	(0.25)	0.00
March 1, 2009 to February 28, 2010	$8.75	0.21	[4]	4.03	(0.20)	(0.00	) [5]
March 1, 2008 to February 28, 2009	$14.51	0.26	[4]	(5.58)	(0.27)	(0.17)
March 1, 2007 to February 29, 2008	$15.31	0.31	[4]	(0.31)	(0.31)	(0.49)
Investor Class
March 1, 2012 to August 31, 2012 (unaudited)	$14.88	0.11		(0.12)	(0.10)	0.00
March 1, 2011 to February 29, 2012	$14.95	0.19	[4]	0.13	(0.20)	(0.19)
March 1, 2010 to February 28, 2011	$12.77	0.17	[4]	2.21	(0.20)	0.00
March 1, 2009 to February 28, 2010	$8.74	0.16	[4]	4.04	(0.17)	(0.00	) [5]
March 1, 2008 to February 28, 2009	$14.50	0.22	[4]	(5.58)	(0.23)	(0.17)
March 1, 2007 to February 29, 2008	$15.31	0.25	[4]	(0.29)	(0.28)	(0.49)

Please see footnotes on page 64.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Dow Jones Target Date Funds	55

Ending net asset value per share	Ratio to average net assets (annualized)				Portfolio turnover rate[3]	Net assets at end of period (000s omitted)
	Net investment income¹	Gross expenses[1]	Net expenses[1]	Total return[2]

$14.63	1.43%	1.06%	1.02%	(0.09)%	10%	$57,119
$14.74	1.21%	1.06%	1.02%	2.27%	26%	$60,087
$14.81	1.15%	1.09%	1.03%	18.71%	28%	$62,209
$12.65	1.32%	1.16%	1.12%	48.17%	43%	$55,735
$8.65	1.64%	1.28%	1.21%	(37.78)%	33%	$45,556
$14.36	1.53%	1.29%	1.21%	(0.77)%	36%	$95,985

$14.40	0.70%	1.82%	1.77%	(0.44)%	10%	$610
$14.49	0.50%	1.81%	1.77%	1.43%	26%	$872
$14.53	0.42%	1.84%	1.78%	17.88%	28%	$1,962
$12.41	0.60%	1.92%	1.88%	46.98%	43%	$3,173
$8.49	0.90%	2.03%	1.96%	(38.22)%	33%	$3,233
$14.09	0.79%	2.04%	1.96%	(1.50)%	36%	$7,358

$14.33	0.68%	1.82%	1.77%	(0.47)%	10%	$3,290
$14.45	0.45%	1.82%	1.77%	1.47%	26%	$3,120
$14.53	0.38%	1.84%	1.78%	17.80%	28%	$2,456
$12.43	0.58%	1.91%	1.87%	47.11%	43%	$1,671
$8.50	0.89%	2.02%	1.96%	(38.22)%	33%	$1,261
$14.11	0.77%	2.04%	1.96%	(1.53)%	36%	$2,385

$14.80	1.59%	0.91%	0.86%	0.00%	10%	$417,133
$14.91	1.37%	0.91%	0.86%	2.41%	26%	$395,067
$14.98	1.30%	0.92%	0.86%	18.85%	28%	$373,853
$12.79	1.49%	0.98%	0.89%	48.60%	43%	$254,340
$8.74	1.93%	1.10%	0.91%	(37.56)%	33%	$117,363
$14.50	1.79%	1.11%	0.91%	(0.53)%	36%	$162,897

$14.80	1.95%	0.64%	0.51%	0.16%	10%	$1,403,059
$14.91	1.71%	0.64%	0.51%	2.78%	26%	$1,335,729
$14.98	1.65%	0.65%	0.51%	19.35%	28%	$1,048,222
$12.79	1.74%	0.71%	0.61%	48.76%	43%	$639,598
$8.75	2.15%	0.83%	0.68%	(37.38)%	33%	$265,829
$14.51	1.97%	0.85%	0.68%	(0.24)%	36%	$263,663

$14.77	1.53%	1.13%	0.92%	(0.03)%	10%	$138,570
$14.88	1.30%	1.14%	0.92%	2.36%	26%	$124,145
$14.95	1.21%	1.17%	0.92%	18.84%	28%	$99,234
$12.77	1.36%	1.25%	0.94%	48.33%	43%	$46,963
$8.74	1.84%	1.39%	0.97%	(37.58)%	33%	$13,400
$14.50	1.62%	1.43%	0.97%	(0.52)%	36%	$9,799

Please see footnotes on page 64.

The accompanying notes are an integral part of these financial statements.

56	Wells Fargo Advantage Dow Jones Target Date Funds	Financial highlights

	Beginning net asset value per share	Net investment income[1]		Net realized and unrealized gains (losses) on investments	Distributions from net investment income

Target 2035 Fund
Administrator Class
March 1, 2012 to August 31, 2012 (unaudited)	$9.53	0.07		(0.11)	(0.06)
March 1, 2011 to February 29, 2012	$9.65	0.12	[4]	0.01	(0.11)
March 1, 2010 to February 28, 2011	$8.22	0.10		1.59	(0.13)
March 1, 2009 to February 28, 2010	$5.40	0.09	[4]	2.81	(0.08)
March 1, 2008 to February 28, 2009	$9.24	0.14	[4]	(3.84)	(0.14)
June 29, 2007[6] to February 29, 2008	$10.00	0.10	[4]	(0.85)	(0.01)
Institutional Class
March 1, 2012 to August 31, 2012 (unaudited)	$9.50	0.09		(0.11)	(0.08)
March 1, 2011 to February 29, 2012	$9.61	0.15	[4]	0.02	(0.14)
March 1, 2010 to February 28, 2011	$8.19	0.13		1.58	(0.16)
March 1, 2009 to February 28, 2010	$5.36	0.11	[4]	2.82	(0.10)
March 1, 2008 to February 28, 2009	$9.15	0.14	[4]	(3.80)	(0.13)
June 29, 2007[6] to February 29, 2008	$10.00	0.10	[4]	(0.84)	(0.11)
Investor Class
March 1, 2012 to August 31, 2012 (unaudited)	$9.56	0.07		(0.11)	(0.06)
March 1, 2011 to February 29, 2012	$9.67	0.11	[4]	0.02	(0.10)
March 1, 2010 to February 28, 2011	$8.24	0.10		1.58	(0.12)
March 1, 2009 to February 28, 2010	$5.42	0.08	[4]	2.82	(0.08)
March 1, 2008 to February 28, 2009	$9.24	0.12	[4]	(3.82)	(0.12)
June 29, 2007[6] to February 29, 2008	$10.00	0.10	[4]	(0.86)	(0.00)[5]

Please see footnotes on page 64.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Dow Jones Target Date Funds	57

Distributions from net realized gains	Ending net asset value per share	Ratio to average net assets (annualized)				Portfolio turnover rate[3]	Net assets at end of period (000s omitted)
		Net investment income¹	Gross expenses[1]	Net expenses[1]	Total return[2]

0.00	$9.43	1.55%	0.93%	0.87%	(0.37)%	9%	$88,657
(0.14)	$9.53	1.26%	0.93%	0.87%	1.55%	22%	$77,039
(0.13)	$9.65	1.17%	0.94%	0.87%	20.87%	24%	$50,226
0.00	$8.22	1.20%	1.06%	0.89%	53.96%	34%	$25,950
0.00	$5.40	1.83%	1.60%	0.83%	(40.58)%	30%	$4,101
0.00	$9.24	1.58%	5.39%	0.53%	(7.52)%	33%	$3,524

0.00	$9.40	1.92%	0.66%	0.52%	(0.21)%	9%	$540,484
(0.14)	$9.50	1.60%	0.66%	0.52%	1.96%	22%	$481,784
(0.13)	$9.61	1.52%	0.68%	0.52%	21.21%	24%	$338,577
0.00	$8.19	1.40%	0.75%	0.57%	54.85%	34%	$170,172
0.00	$5.36	1.97%	1.31%	0.64%	(40.44)%	30%	$16,279
0.00	$9.15	1.52%	5.64%	0.49%	(7.48)%	33%	$8,983

0.00	$9.46	1.51%	1.16%	0.93%	(0.39)%	9%	$273,204
(0.14)	$9.56	1.21%	1.16%	0.93%	1.60%	22%	$244,138
(0.13)	$9.67	1.09%	1.19%	0.93%	20.74%	24%	$204,364
0.00	$8.24	1.09%	1.34%	0.95%	53.70%	34%	$60,611
0.00	$5.42	1.69%	1.82%	0.92%	(40.50)%	30%	$7,025
0.00	$9.24	1.59%	5.74%	0.50%	(7.59)%	33%	$1,736

Please see footnotes on page 64.

The accompanying notes are an integral part of these financial statements.

58	Wells Fargo Advantage Dow Jones Target Date Funds	Financial highlights

	Beginning net asset value per share	Net investment income¹		Net realized and unrealized gains (losses) on investments	Distributions from net investment income	Distributions from net realized gains

Target 2040 Fund
Class A
March 1, 2012 to August 31, 2012 (unaudited)	$16.07	0.12		(0.24)	(0.10)	0.00
March 1, 2011 to February 29, 2012	$16.40	0.17		(0.07)	(0.16)	(0.27)
March 1, 2010 to February 28, 2011	$13.60	0.15		2.81	(0.16)	0.00
March 1, 2009 to February 28, 2010	$8.73	0.12	[4]	4.87	(0.12)	(0.00)[5]
March 1, 2008 to February 28, 2009	$16.04	0.19	[4]	(6.92)	(0.18)	(0.40)
March 1, 2007 to February 29, 2008	$17.42	0.22	[4]	(0.49)	(0.22)	(0.89)
Class B
March 1, 2012 to August 31, 2012 (unaudited)	$15.36	0.05	[4]	(0.22)	(0.02)	0.00
March 1, 2011 to February 29, 2012	$15.67	0.05	[4]	(0.06)	(0.03)	(0.27)
March 1, 2010 to February 28, 2011	$12.99	0.03	[4]	2.70	(0.05)	0.00
March 1, 2009 to February 28, 2010	$8.35	0.10	[4]	4.57	(0.03)	(0.00)[5]
March 1, 2008 to February 28, 2009	$15.40	0.09	[4]	(6.64)	(0.10)	(0.40)
March 1, 2007 to February 29, 2008	$16.75	0.09	[4]	(0.47)	(0.08)	(0.89)
Class C
March 1, 2012 to August 31, 2012 (unaudited)	$15.26	0.05		(0.22)	(0.05)	0.00
March 1, 2011 to February 29, 2012	$15.60	0.04	[4]	(0.05)	(0.06)	(0.27)
March 1, 2010 to February 28, 2011	$12.95	0.03	[4]	2.69	(0.07)	0.00
March 1, 2009 to February 28, 2010	$8.33	0.05	[4]	4.61	(0.04)	(0.00)[5]
March 1, 2008 to February 28, 2009	$15.36	0.09	[4]	(6.62)	(0.10)	(0.40)
March 1, 2007 to February 29, 2008	$16.73	0.08	[4]	(0.47)	(0.09)	(0.89)
Administrator Class
March 1, 2012 to August 31, 2012 (unaudited)	$16.34	0.13	[4]	(0.24)	(0.11)	0.00
March 1, 2011 to February 29, 2012	$16.67	0.19		(0.06)	(0.19)	(0.27)
March 1, 2010 to February 28, 2011	$13.82	0.16		2.88	(0.19)	0.00
March 1, 2009 to February 28, 2010	$8.88	0.16	[4]	4.93	(0.15)	(0.00)[5]
March 1, 2008 to February 28, 2009	$16.29	0.23	[4]	(7.02)	(0.22)	(0.40)
March 1, 2007 to February 29, 2008	$17.67	0.27	[4]	(0.49)	(0.27)	(0.89)
Institutional Class
March 1, 2012 to August 31, 2012 (unaudited)	$16.37	0.16		(0.25)	(0.13)	0.00
March 1, 2011 to February 29, 2012	$16.69	0.24		(0.05)	(0.24)	(0.27)
March 1, 2010 to February 28, 2011	$13.84	0.22		2.87	(0.24)	0.00
March 1, 2009 to February 28, 2010	$8.88	0.18	[4]	4.95	(0.17)	(0.00)[5]
March 1, 2008 to February 28, 2009	$16.29	0.25	[4]	(7.02)	(0.24)	(0.40)
March 1, 2007 to February 29, 2008	$17.67	0.30	[4]	(0.48)	(0.31)	(0.89)
Investor Class
March 1, 2012 to August 31, 2012 (unaudited)	$16.32	0.12		(0.23)	(0.11)	0.00
March 1, 2011 to February 29, 2012	$16.65	0.18		(0.06)	(0.18)	(0.27)
March 1, 2010 to February 28, 2011	$13.81	0.16		2.86	(0.18)	0.00
March 1, 2009 to February 28, 2010	$8.87	0.15	[4]	4.93	(0.14)	(0.00)[5]
March 1, 2008 to February 28, 2009	$16.28	0.21	[4]	(7.01)	(0.21)	(0.40)
March 1, 2007 to February 29, 2008	$17.67	0.23	[4]	(0.46)	(0.27)	(0.89)

Please see footnotes on page 64.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Dow Jones Target Date Funds	59

Ending net asset value per share	Ratio to average net assets (annualized)				Portfolio turnover rate[3]	Net assets at end of period (000s omitted)
	Net investment income¹	Gross expenses[1]	Net expenses[1]	Total return[2]

$15.85	1.41%	1.08%	1.03%	(0.73)%	8%	$98,694
$16.07	1.06%	1.08%	1.03%	0.85%	20%	$103,841
$16.40	0.95%	1.10%	1.04%	21.98%	21%	$113,494
$13.60	1.03%	1.17%	1.12%	57.33%	29%	$100,278
$8.73	1.39%	1.30%	1.22%	(42.65)%	29%	$67,928
$16.04	1.22%	1.29%	1.22%	(2.02)%	31%	$142,158

$15.17	0.67%	1.83%	1.78%	(1.10)%	8%	$943
$15.36	0.34%	1.83%	1.78%	0.12%	20%	$1,564
$15.67	0.23%	1.86%	1.79%	21.08%	21%	$2,863
$12.99	0.86%	1.93%	1.89%	56.01%	29%	$3,876
$8.35	0.65%	2.05%	1.97%	(43.10)%	29%	$3,623
$15.40	0.50%	2.04%	1.97%	(2.69)%	31%	$9,899

$15.04	0.66%	1.83%	1.78%	(1.10)%	8%	$3,587
$15.26	0.30%	1.83%	1.78%	0.14%	20%	$3,623
$15.60	0.19%	1.85%	1.79%	21.08%	21%	$3,038
$12.95	0.41%	1.92%	1.87%	56.02%	29%	$2,226
$8.33	0.65%	2.05%	1.97%	(43.07)%	29%	$1,362
$15.36	0.46%	2.04%	1.97%	(2.75)%	31%	$3,023

$16.12	1.56%	0.92%	0.87%	(0.64)%	8%	$262,778
$16.34	1.22%	0.92%	0.87%	1.00%	20%	$256,378
$16.67	1.11%	0.94%	0.87%	22.21%	21%	$260,524
$13.82	1.26%	0.99%	0.90%	57.54%	29%	$176,917
$8.88	1.67%	1.12%	0.92%	(42.46)%	29%	$72,233
$16.29	1.49%	1.11%	0.92%	(1.69)%	31%	$117,859

$16.15	1.92%	0.65%	0.52%	(0.48)%	8%	$906,906
$16.37	1.55%	0.65%	0.52%	1.37%	20%	$846,499
$16.69	1.44%	0.67%	0.52%	22.66%	21%	$654,804
$13.84	1.42%	0.72%	0.62%	58.11%	29%	$377,937
$8.88	1.88%	0.85%	0.69%	(42.36)%	29%	$136,386
$16.29	1.66%	0.85%	0.69%	(1.47)%	31%	$125,256

$16.10	1.50%	1.15%	0.93%	(0.66)%	8%	$72,784
$16.32	1.14%	1.15%	0.93%	0.96%	20%	$64,452
$16.65	1.01%	1.18%	0.93%	22.10%	21%	$48,906
$13.81	1.16%	1.27%	0.96%	57.54%	29%	$20,959
$8.87	1.58%	1.41%	0.98%	(42.51)%	29%	$6,970
$16.28	1.29%	1.43%	0.98%	(1.74)%	31%	$5,133

Please see footnotes on page 64.

The accompanying notes are an integral part of these financial statements.

60	Wells Fargo Advantage Dow Jones Target Date Funds	Financial highlights

	Beginning net asset value per share	Net investment income¹		Net realized and unrealized gains (losses) on investments	Distributions from net investment income	Distributions from net realized gains

Target 2045 Fund
Administrator Class
March 1, 2012 to August 31, 2012 (unaudited)	$9.59	0.07		(0.15)	(0.05)	0.00
March 1, 2011 to February 29, 2012	$9.66	0.11		(0.05)	(0.09)	(0.04)
March 1, 2010 to February 28, 2011	$8.12	0.09		1.72	(0.16)	(0.11)
March 1, 2009 to February 28, 2010	$5.21	0.08	[4]	2.92	(0.07)	(0.02)
March 1, 2008 to February 28, 2009	$9.18	0.12	[4]	(3.94)	(0.15)	0.00
June 29, 2007[6] to February 29, 2008	$10.00	0.09	[4]	(0.91)	0.00	0.00
Institutional Class
March 1, 2012 to August 31, 2012 (unaudited)	$9.55	0.09		(0.15)	(0.08)	0.00
March 1, 2011 to February 29, 2012	$9.62	0.14		(0.05)	(0.12)	(0.04)
March 1, 2010 to February 28, 2011	$8.08	0.13		1.70	(0.18)	(0.11)
March 1, 2009 to February 28, 2010	$5.19	0.10	[4]	2.90	(0.09)	(0.02)
March 1, 2008 to February 28, 2009	$9.09	0.13	[4]	(3.91)	(0.12)	0.00
June 29, 2007[6] to February 29, 2008	$10.00	0.09	[4]	(0.90)	(0.10)	0.00
Investor Class
March 1, 2012 to August 31, 2012 (unaudited)	$9.62	0.07		(0.15)	(0.05)	0.00
March 1, 2011 to February 29, 2012	$9.69	0.11		(0.05)	(0.09)	(0.04)
March 1, 2010 to February 28, 2011	$8.14	0.08		1.73	(0.15)	(0.11)
March 1, 2009 to February 28, 2010	$5.23	0.09	[4]	2.91	(0.07)	(0.02)
March 1, 2008 to February 28, 2009	$9.17	0.11	[4]	(3.95)	(0.10)	0.00
June 29, 2007[6] to February 29, 2008	$10.00	0.09	[4]	(0.92)	0.00	0.00

Please see footnotes on page 64.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Dow Jones Target Date Funds	61

Ending net asset value per share	Ratio to average net assets (annualized)				Portfolio turnover rate[3]	Net assets at end of period (000s omitted)
	Net investment income¹	Gross expenses[1]	Net expenses[1]	Total return[2]

$9.46	1.55%	0.96%	0.87%	(0.80)%	7%	$44,869
$9.59	1.18%	0.94%	0.87%	0.85%	19%	$39,964
$9.66	1.02%	0.97%	0.87%	22.56%	20%	$27,698
$8.12	1.11%	1.22%	0.89%	57.87%	27%	$14,948
$5.21	1.62%	2.34%	0.92%	(42.22)%	29%	$1,656
$9.18	1.45%	13.36%	0.56%	(8.20)%	30%	$948

$9.41	1.91%	0.69%	0.52%	(0.59)%	7%	$254,674
$9.55	1.51%	0.67%	0.52%	1.16%	19%	$215,067
$9.62	1.26%	0.70%	0.52%	23.08%	20%	$141,871
$8.08	1.26%	0.95%	0.59%	58.02%	27%	$51,776
$5.19	1.84%	2.02%	0.69%	(42.06)%	29%	$8,287
$9.09	1.46%	12.60%	0.53%	(8.12)%	30%	$4,339

$9.49	1.48%	1.19%	0.93%	(0.83)%	7%	$146,454
$9.62	1.12%	1.17%	0.93%	0.80%	19%	$115,546
$9.69	0.98%	1.21%	0.93%	22.58%	20%	$84,881
$8.14	1.12%	1.51%	0.95%	57.49%	27%	$12,352
$5.23	1.55%	2.58%	0.98%	(42.22)%	29%	$1,205
$9.17	1.43%	12.57%	0.56%	(8.30)%	30%	$547

Please see footnotes on page 64.

The accompanying notes are an integral part of these financial statements.

62	Wells Fargo Advantage Dow Jones Target Date Funds	Financial highlights

	Beginning net asset value per share	Net investment income¹		Net realized and unrealized gains (losses) on investments	Distributions from net investment income	Distributions from net realized gains

Target 2050 Fund
Administrator Class
March 1, 2012 to August 31, 2012 (unaudited)	$9.18	0.07	[4]	(0.09)	(0.06)	0.00
March 1, 2011 to February 29, 2012	$9.48	0.11		(0.07)	(0.09)	(0.25)
March 1, 2010 to February 28, 2011	$8.10	0.09	[4]	1.71	(0.15)	(0.27)
March 1, 2009 to February 28, 2010	$5.20	0.09		2.91	(0.07)	(0.03)
March 1, 2008 to February 28, 2009	$9.14	0.12	[4]	(3.96)	(0.10)	0.00
June 29, 2007[6] to February 29, 2008	$10.00	0.08	[4]	(0.92)	(0.02)	0.00
Institutional Class
March 1, 2012 to August 31, 2012 (unaudited)	$9.20	0.09		(0.15)	(0.07)	0.00
March 1, 2011 to February 29, 2012	$9.50	0.14		(0.07)	(0.12)	(0.25)
March 1, 2010 to February 28, 2011	$8.10	0.12	[4]	1.72	(0.17)	(0.27)
March 1, 2009 to February 28, 2010	$5.20	0.10		2.92	(0.09)	(0.03)
March 1, 2008 to February 28, 2009	$9.13	0.13	[4]	(3.94)	(0.12)	0.00
June 29, 2007[6] to February 29, 2008	$10.00	0.08	[4]	(0.90)	(0.05)	0.00
Investor Class
March 1, 2012 to August 31, 2012 (unaudited)	$9.21	0.07		(0.14)	(0.06)	0.00
March 1, 2011 to February 29, 2012	$9.51	0.10		(0.06)	(0.09)	(0.25)
March 1, 2010 to February 28, 2011	$8.11	0.09	[4]	1.71	(0.13)	(0.27)
March 1, 2009 to February 28, 2010	$5.21	0.07		2.93	(0.07)	(0.03)
March 1, 2008 to February 28, 2009	$9.16	0.11	[4]	(3.96)	(0.10)	0.00
June 29, 2007[6] to February 29, 2008	$10.00	0.07	[4]	(0.91)	0.00	0.00

Please see footnotes on page 64.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Dow Jones Target Date Funds	63

Ending net asset value per share	Ratio to average net assets (annualized)				Portfolio turnover rate[3]	Net assets at end of period (000s omitted)
	Net investment income¹	Gross expenses[1]	Net expenses[1]	Total return[2]

$9.10	1.55%	0.94%	0.87%	(0.73)%	7%	$100,657
$9.18	1.18%	0.93%	0.87%	0.81%	19%	$89,984
$9.48	1.07%	0.94%	0.87%	22.58%	20%	$69,492
$8.10	1.49%	1.04%	0.90%	57.99%	27%	$37,853
$5.20	1.60%	1.48%	0.92%	(42.36)%	29%	$10,984
$9.14	1.18%	5.13%	0.87%	(8.37)%	30%	$5,420

$9.07	1.91%	0.67%	0.52%	(0.57)%	7%	$688,483
$9.20	1.53%	0.66%	0.52%	1.11%	19%	$651,308
$9.50	1.43%	0.67%	0.52%	23.17%	20%	$560,746
$8.10	1.19%	0.71%	0.57%	58.33%	27%	$389,918
$5.20	1.80%	1.19%	0.69%	(42.19)%	29%	$26,763
$9.13	1.32%	5.32%	0.67%	(8.26)%	30%	$8,102

$9.08	1.49%	1.16%	0.93%	(0.76)%	7%	$33,558
$9.21	1.12%	1.16%	0.93%	0.75%	19%	$28,615
$9.51	1.02%	1.19%	0.93%	22.54%	20%	$24,771
$8.11	1.00%	1.28%	0.95%	57.89%	27%	$19,359
$5.21	1.48%	1.73%	0.98%	(42.39)%	29%	$983
$9.16	1.06%	5.27%	0.94%	(8.40)%	30%	$335

Please see footnotes on page 64.

The accompanying notes are an integral part of these financial statements.

64	Wells Fargo Advantage Dow Jones Target Date Funds	Financial highlights

	Beginning net asset value per share	Net investment income[1]		Net realized and unrealized gains (losses) on investments	Distributions from net investment income

Target 2055 Fund
Administrator Class
March 1, 2012 to August 31, 2012 (unaudited)	$10.06	0.07		(0.16)	(0.03)
June 30, 2011[6] to February 29, 2012	$10.00	0.06	[4]	0.00 [5]	0.00
Institutional Class
March 1, 2012 to August 31, 2012 (unaudited)	$10.08	0.09	[4]	(0.16)	(0.07)
June 30, 2011[6] to February 29, 2012	$10.00	0.08	[4]	0.00 [5]	0.00
Investor Class
March 1, 2012 to August 31, 2012 (unaudited)	$10.05	0.06		(0.14)	(0.11)
June 30, 2011[6] to February 29, 2012	$10.00	0.06	[4]	(0.01)	0.00

1.	Includes net expenses allocated from affiliated Master Portfolios in which the Fund invests.

2.	Total return calculations do not include any sales charges. Returns for periods less than one year are not annualized.

3.	Portfolio turnover rate represents the weighted average portfolio turnover in each respective Master Portfolio.

4.	Calculated based upon average shares outstanding.

5.	Amount is less than $0.005.

6.	Commencement of class operations.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Dow Jones Target Date Funds	65

Ending net asset value per share	Ratio to average net assets (annualized)				Portfolio turnover rate[3]	Net assets at end of period (000s omitted)
	Net investment income¹	Gross expenses[1]	Net expenses[1]	Total return[2]

$9.94	1.55%	1.65%	0.87%	(0.82)%	7%	$2,687
$10.06	0.87%	2.14%	0.87%	0.60%	19%	$1,794

$9.94	1.87%	1.37%	0.52%	(0.65)%	7%	$16,580
$10.08	1.33%	4.06%	0.52%	0.80%	19%	$8,963

$9.86	1.46%	1.87%	0.93%	(0.77)%	7%	$461
$10.05	0.94%	6.32%	0.93%	0.50%	19%	$256

Please see footnotes on page 64.

The accompanying notes are an integral part of these financial statements.

66	Wells Fargo Advantage Dow Jones Target Date Funds	Notes to financial statements (unaudited)

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These financial statements report on the following funds: Wells Fargo Advantage Dow Jones Target Today Fund (“Target Today Fund”), Wells Fargo Advantage Dow Jones Target 2010 Fund (“Target 2010 Fund”), Wells Fargo Advantage Dow Jones Target 2015 Fund (“Target 2015 Fund”), Wells Fargo Advantage Dow Jones Target 2020 Fund (“Target 2020 Fund”), Wells Fargo Advantage Dow Jones Target 2025 Fund (“Target 2025 Fund”), Wells Fargo Advantage Dow Jones Target 2030 Fund (“Target 2030 Fund”), Wells Fargo Advantage Dow Jones Target 2035 Fund (“Target 2035 Fund”), Wells Fargo Advantage Dow Jones Target 2040 Fund (“Target 2040 Fund”), Wells Fargo Advantage Dow Jones Target 2045 Fund (“Target 2045 Fund”), Wells Fargo Advantage Dow Jones Target 2050 Fund (“Target 2050 Fund”) and Wells Fargo Advantage Dow Jones Target 2055 Fund (“Target 2055 Fund”) (each, a “Fund”, collectively, the “Funds”). Each Fund is a diversified series of the Trust.

The Funds each seek to achieve their investment objective by investing all investable assets in one or more separate diversified portfolios (each, a “Master Portfolio”, collectively, the “Master Portfolios”) of Wells Fargo Master Trust, a registered open-end management investment company. Each Master Portfolio directly acquires portfolio securities, and a Fund investing in a Master Portfolio acquires an indirect interest in those securities. Each Fund accounts for its investment in the Master Portfolios as partnership investments and records daily its share of the Master Portfolio’s income, expense and realized and unrealized gains and losses. The financial statements of the Master Portfolios for the six months ended August 31, 2012 are included in this report and should be read in conjunction with each Fund’s financial statements. As of August 31, 2012, the Funds own the following percentages of the Master Portfolios:

	Target Today Fund	Target 2010 Fund	Target 2015 Fund	Target 2020 Fund	Target 2025 Fund	Target 2030 Fund	Target 2035 Fund	Target 2040 Fund	Target 2045 Fund	Target 2050 Fund	Target 2055 Fund
Wells Fargo Advantage Diversified Fixed Income Portfolio	16%	13%	11%	25%	16%	11%	3%	3%	1%	1%	0%*
Wells Fargo Advantage Diversified Stock Portfolio	2%	3%	4%	15%	15%	19%	10%	16%	6%	10%	0%*
Wells Fargo Advantage Short-Term Investment Portfolio	13%	6%	7%	18%	15%	15%	7%	10%	3%	6%	0%*
*	The amount invested is less than 1%.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of each Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

Investments in the Master Portfolios are valued daily based on each Fund’s proportionate share of each Master Portfolio’s net assets, which are also valued daily. Securities held in the Master Portfolios are valued as discussed in the Notes to Financial Statements of the Master Portfolios, which are included elsewhere in this report.

Investments which are not valued using the method discussed above are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary in determining the fair value of portfolio securities, unless the responsibility has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives a report on any valuation actions taken by the Valuation Committee or the Management Valuation Team.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis in each Master Portfolio. Realized gains or losses in each Master Portfolio are reported on the basis of identified cost of securities delivered.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method by each Master Portfolio. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has

Notes to financial statements (unaudited)	Wells Fargo Advantage Dow Jones Target Date Funds	67

become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Dividend income in each Master Portfolio is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Master Portfolio is informed of the ex-dividend date.

Income from foreign securities in each Master Portfolio is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Each Fund records daily its proportionate share of each Master Portfolio’s interest and dividend income and realized and unrealized gains or losses.

Distributions to shareholders

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Federal and other taxes

Each Fund is treated as a separate entity for federal income tax purposes. Each Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

Each Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed each Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of February 29, 2012, Target 2055 Fund had post-enactment capital loss carryforwards (losses incurred on taxable years which began after December 22, 2010) which consist of $51,204 in long-term capital losses.

Class allocations

The separate classes of shares offered by each Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Shareholders of each class bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of a Fund, earn income from the portfolios, and are allocated unrealized gains and losses pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains and losses are allocated to each class pro rata based upon the net assets of each class on the date realized. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including applicable distribution, shareholder servicing, and administration fees.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of each Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). Each Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At August 31, 2012, each Fund’s investment in an affiliated Master Portfolio is carried at fair value with Level 2 inputs. Further details on the investments of the affiliated Master Portfolios can be found in the Summary Portfolio of Investments or Portfolio of Investments of each affiliated Master Portfolio which is contained elsewhere in this report.

68	Wells Fargo Advantage Dow Jones Target Date Funds	Notes to financial statements (unaudited)

Transfers in and transfers out are recognized at the end of the reporting period. For the six months ended August 31, 2012, the Funds did not have any transfers into/out of Level 1 and Level 2.

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Advisory fees

The Trust has entered into an advisory contract with Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the sub-adviser, who is responsible for day-to-day portfolio management of the Funds.

Funds Management is the adviser for each Fund and is entitled to receive an advisory fee for providing such advisory services, including the determination of the asset allocations of each Fund’s investments in the various Master Portfolios. Funds Management is entitled to receive an annual advisory fee starting at 0.25% and declining to 0.19% as the average daily net assets of each Fund increase. For the six months ended August 31, 2012, the advisory fee was equivalent to an annual rate for each Fund as follows:

Advisory fee
Target Today Fund	0.24%
Target 2010 Fund	0.24
Target 2015 Fund	0.24
Target 2020 Fund	0.22
Target 2025 Fund	0.23
Target 2030 Fund	0.23
Target 2035 Fund	0.24
Target 2040 Fund	0.23
Target 2045 Fund	0.25
Target 2050 Fund	0.24
Target 2055 Fund	0.25

Funds Management also serves as the adviser to each Master Portfolio and is entitled to receive a fee from each Master Portfolio for those services.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Funds. The fees for subadvisory services are borne by Funds Management. Global Index Advisors, Incorporated, is the subadviser to each Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.06% and declining to 0.04% as the average daily net assets of each Fund increase.

Administration and transfer agent fees

The Trust has entered into an administration agreement with Funds Management. Under this agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from each Fund an annual fund level administration fee starting at 0.05% and declining to 0.03% as the average daily net assets of each Fund increase and a class level administration fee which is calculated based on the average daily net assets of each class as follows:

Class level administration fee
Class A, Class B, Class C	0.26%
Administrator Class	0.10
Institutional Class	0.08
Investor Class	0.32*

*	Prior to May 1, 2012, the class level administration fee for Investor Class was 0.33%.

Notes to financial statements (unaudited)	Wells Fargo Advantage Dow Jones Target Date Funds	69

Funds Management has contractually waived and/or reimbursed advisory and administration fees to the extent necessary to maintain certain net operating expense ratios for the Funds. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through June 30, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap each Fund’s expenses as follows:

	Class A	Class B	Class C	Administrator Class	Institutional Class	Investor Class
Target Today Fund	0.96%	1.71%	1.71%	0.80%	0.45%	0.86%
Target 2010 Fund	0.99	1.74	1.74	0.83	0.48	0.89
Target 2015 Fund	N/A	N/A	N/A	0.84	0.49	0.90
Target 2020 Fund	1.01	1.76	1.76	0.85	0.50	0.91
Target 2025 Fund	N/A	N/A	N/A	0.85	0.50	0.91
Target 2030 Fund	1.02	1.77	1.77	0.86	0.51	0.92
Target 2035 Fund	N/A	N/A	N/A	0.87	0.52	0.93
Target 2040 Fund	1.03	1.78	1.78	0.87	0.52	0.93
Target 2045 Fund	N/A	N/A	N/A	0.87	0.52	0.93
Target 2050 Fund	N/A	N/A	N/A	0.87	0.52	0.93
Target 2055 Fund	N/A	N/A	N/A	0.87	0.52	0.93

Distribution fees

The Trust has adopted a Distribution Plan for Class B and Class C shares of the applicable Funds pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to the Class B and Class C shares and paid to Wells Fargo Funds Distributor, LLC, the principal underwriter of each Fund, at an annual rate of 0.75% of the average daily net assets of Class B and Class C shares.

For the six months ended August 31, 2012, Wells Fargo Funds Distributor, LLC received the following amounts in front-end sales charges and contingent deferred sales charges:

	Front-end sales charges Class A	Contingent deferred sales charges
		Class B	Class C
Target Today Fund	$121	$0	$0
Target 2010 Fund	382	0	0
Target 2020 Fund	511	16	0
Target 2030 Fund	278	29	0
Target 2040 Fund	1,258	46	182

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class B, Class C, Administrator Class and Investor Class of each applicable Fund is charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

70	Wells Fargo Advantage Dow Jones Target Date Funds	Notes to financial statements (unaudited)

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. Government obligations (if any) and short-term securities, for the six months ended August 31, 2012 were as follows:

	Purchases at cost*	Sales proceeds*
Target Today Fund	$219,379,102	$157,813,912
Target 2010 Fund	189,383,722	133,691,380
Target 2015 Fund	179,817,496	121,541,108
Target 2020 Fund	459,975,731	294,229,975
Target 2025 Fund	354,785,085	211,878,010
Target 2030 Fund	344,086,194	189,466,007
Target 2035 Fund	144,002,126	72,790,153
Target 2040 Fund	204,122,491	95,861,945
Target 2045 Fund	66,003,917	29,780,102
Target 2050 Fund	121,415,711	54,625,395
Target 2055 Fund	2,936,638	1,321,205

*	Each Fund seeks to achieve its investment objective by investing all of its investable assets in multiple Master Portfolios. Purchases and sales related to these investments have been calculated by aggregating the results of multiplying each Fund’s ownership percentage of the respective Master Portfolio by the corresponding Master Portfolio’s purchases and sales.

6. BANK BORROWINGS

Each Fund and certain funds in the Trust are party to a $25,000,000 revolving credit agreement with the Bank of New York Mellon, whereby the Funds are permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to each Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.15% of the unused balance is allocated to each participating fund. For the six months ended August 31, 2012, the Funds paid the following amounts in commitment fees:

Commitment fee
Target Today Fund	$1,187
Target 2010 Fund	1,068
Target 2015 Fund	975
Target 2020 Fund	2,772
Target 2025 Fund	3,034
Target 2030 Fund	3,154
Target 2035 Fund	1,320
Target 2040 Fund	2,081
Target 2045 Fund	612
Target 2050 Fund	1,258
Target 2055 Fund	19

For the six months ended August 31, 2012, there were no borrowings by the Funds under the agreement.

7. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated.

Notes to financial statements (unaudited)	Wells Fargo Advantage Dow Jones Target Date Funds	71

8. NEW ACCOUNTING PRONOUNCEMENT

In December 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standard Update (“ASU”) No. 2011-11, Disclosures about Offsetting Assets and Liabilities. ASU 2011-11, which amends FASB ASC Topic 210, Balance Sheet, creates new disclosure requirements which require entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently assessing the potential impact, in addition to expanded financial statement disclosure, that may result from adopting this ASU.

9. SUBSEQUENT DISTRIBUTIONS

On September 24, 2012, the Funds declared distributions from net investment income to shareholders of record on September 21, 2012. The per share amounts payable on September 25, 2012 were as follows:

Net investment income	Target Today Fund	Target 2010 Fund	Target 2015 Fund	Target 2020 Fund	Target 2025 Fund	Target 2030 Fund	Target 2035 Fund	Target 2040 Fund
Class A	$0.11761	$0.04722	N/A	$0.04559	N/A	$0.04267	N/A	$0.04350
Class B	0.00505	0.01417	N/A	0.01650	N/A	0.01189	N/A	0.01324
Class C	0.05942	0.02257	N/A	0.01744	N/A	0.01565	N/A	0.01871
Administrator Class	0.13149	0.05251	$0.03684	0.05120	$0.03330	0.04849	$0.02951	0.04959
Institutional Class	0.15830	0.06431	0.04572	0.06368	0.04170	0.06118	0.03754	0.06352
Investor Class	0.12686	0.05077	0.03565	0.04927	0.03215	0.04651	0.02825	0.04772

Net investment income	Target 2045 Fund	Target 2050 Fund	Target 2055 Fund
Administrator Class	$0.02825	$0.02781	$0.02866
Institutional Class	0.03616	0.03549	0.03659
Investor Class	0.02701	0.02639	0.02649

These distributions are not reflected in the accompanying financial statements.

72	Wells Fargo Advantage Dow Jones Target Date Funds	Summary portfolio of investments—August 31, 2012 (unaudited)

DIVERSIFIED FIXED INCOME PORTFOLIO

The Summary Portfolio of Investments shows the 50 largest portfolio holdings in unaffiliated issuers and any holdings exceeding 1% of the total net assets as of the report date. The remaining securities held are grouped as “Other securities” in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by accessing the following website:

http://a584.g.akamai.net/f/584/1326/1d/www.wellsfargoadvantagefunds.com/pdf/semi/holdings/diversifiedfixedincome.pdf or by calling Wells Fargo Advantage Funds at 1-800-222-8222. This complete schedule, filed on Form N-CSR, is also available on the SEC’s website at sec.gov.

Security name	Interest rate	Maturity date	Principal	Value	Percent of net assets

Agency Securities: 28.00%
FHLB	2.86-6.50%	3-1-14 to 10-1-41	$232,472,913	$253,083,040	5.28%
FHLB	4.50	2-1-41	9,441,945	10,630,952	0.22
FHLB	0.40-6.75	9-27-13 to 7-15-32	46,480,000	50,329,289	1.01
FHLMC %%	3.00	9-1-27	18,000,000	18,914,062	0.40
FHLMC %%	3.50	9-1-42	33,000,000	34,923,280	0.73
FHLMC	4.50	2-1-40	11,728,791	12,865,549	0.27
FHLMC	5.00	8-1-39	10,964,056	11,912,952	0.25
FNMA	0.00-7.25	9-17-13 to 8-6-38	50,600,000	54,863,125	1.14
FNMA	2.68-7.00	12-1-12 to 5-25-42	408,812,962	444,872,122	9.32
FNMA %%	3.00	9-1-27	12,000,000	12,658,126	0.27
FNMA	3.50	12-1-25	9,750,970	10,521,352	0.22
FNMA	3.50	12-1-26	16,426,528	17,477,889	0.37
FNMA %%	3.50	9-1-42	30,500,000	32,334,664	0.68
FNMA	3.50	9-1-42	14,868,425	15,772,427	0.33
FNMA	4.00	5-1-41	9,144,356	9,819,582	0.21
FNMA	4.50	5-1-29	12,072,262	13,095,849	0.27
FNMA	4.50	2-1-41	12,883,601	14,008,188	0.29
FNMA	5.00	7-1-40	12,323,160	13,726,161	0.29
GNMA	3.50-7.00	11-15-23 to 7-15-42	196,432,652	217,452,146	4.55
GNMA	3.50	6-15-42	13,916,107	15,085,438	0.32
GNMA	4.00	9-15-40	11,058,572	12,160,416	0.26
GNMA	4.50	3-15-39	9,676,657	10,662,905	0.22
GNMA	5.00	9-15-39	9,213,469	10,373,929	0.22
Other securities				40,649,589	0.88

Total Agency Securities (Cost $1,274,633,629)				1,338,193,032	28.00

Corporate Bonds and Notes: 21.08%

Consumer Discretionary: 2.04%

Auto Components: 0.04%
Other securities				2,125,783	0.04

Automobiles: 0.03%
Other securities				1,235,000	0.03

Diversified Consumer Services: 0.07%
Other securities				3,422,181	0.07

Hotels, Restaurants & Leisure: 0.17%
Other securities				8,246,754	0.17

Household Durables: 0.04%
Other securities				1,667,494	0.04

The accompanying notes are an integral part of these financial statements.

Summary portfolio of investments—August 31, 2012 (unaudited)	Wells Fargo Advantage Dow Jones Target Date Funds	73

DIVERSIFIED FIXED INCOME PORTFOLIO

Security name				Value	Percent of net assets

Internet & Catalog Retail: 0.01%
Other securities				$657,412	0.01%

Leisure Equipment & Products: 0.02%
Other securities				1,030,843	0.02

Media: 1.24%
Other securities				59,440,844	1.24

Multiline Retail: 0.19%
Other securities				9,174,922	0.19

Specialty Retail: 0.22%
Other securities				10,287,128	0.22

Textiles, Apparel & Luxury Goods: 0.01%
Other securities				328,508	0.01

Consumer Staples: 1.96%

Beverages: 0.53%
Other securities				25,039,392	0.53

Food & Staples Retailing: 0.48%
Other securities				22,880,608	0.48

Food Products: 0.46%
Other securities				22,137,790	0.46

Household Products: 0.17%
Other securities				8,136,551	0.17

Personal Products: 0.02%
Other securities				1,134,815	0.02

Tobacco: 0.30%
Other securities				14,119,426	0.30

Energy: 1.56%

Energy Equipment & Services: 0.12%
Other securities				6,007,576	0.12

Oil, Gas & Consumable Fuels: 1.44%
Other securities				68,768,989	1.44

Financials: 7.42%

Capital Markets: 1.33%
Other securities				63,655,601	1.33

	Interest rate	Maturity date	Principal

Commercial Banks: 0.94%
Wachovia Bank NA (l)	5.85-6.60%	2 -1-37 to 1-15-38	$1,600,000	2,060,198	0.05
Wachovia Corporation (l)	5.25-5.75	8 -1-14 to 8-1-35	4,900,000	5,655,847	0.13

The accompanying notes are an integral part of these financial statements.

74	Wells Fargo Advantage Dow Jones Target Date Funds	Summary portfolio of investments—August 31, 2012 (unaudited)

DIVERSIFIED FIXED INCOME PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value	Percent of net assets

Commercial Banks (continued)
Wells Fargo & Company (l)	1.50-5.63%	10 -16-13 to 4-1-21	$7,300,000	$8,047,354	0.17%
Wells Fargo Bank NA (l)	5.95	8-26-36	350,000	444,718	0.01
Wells Fargo Capital X (l)	5.95	12-15-36	500,000	507,500	0.01
Other securities				28,091,147	0.57

				44,806,764	0.94

Consumer Finance: 0.97%
Other securities				46,188,407	0.97

Diversified Financial Services: 2.61%
Other securities				124,957,738	2.61

Insurance: 1.03%
Other securities				49,034,680	1.03

Real Estate Management & Development: 0.02%
Other securities				932,494	0.02

REITs: 0.52%
Other securities				24,805,621	0.52

Thrifts & Mortgage Finance: 0.00%
Other securities				102,422	0.00

Health Care: 1.64%

Biotechnology: 0.23%
Other securities				11,037,842	0.23

Health Care Equipment & Supplies: 0.23%
Other securities				11,080,975	0.23

Health Care Providers & Services: 0.42%
Other securities				20,085,055	0.42

Life Sciences Tools & Services: 0.07%
Other securities				3,265,028	0.07

Pharmaceuticals: 0.69%
Other securities				32,816,571	0.69

Industrials: 1.60%

Aerospace & Defense: 0.46%
Other securities				21,922,466	0.46

Air Freight & Logistics: 0.08%
Other securities				3,852,784	0.08

Airlines: 0.07%
Other securities				3,157,821	0.07

The accompanying notes are an integral part of these financial statements.

Summary portfolio of investments—August 31, 2012 (unaudited)	Wells Fargo Advantage Dow Jones Target Date Funds	75

DIVERSIFIED FIXED INCOME PORTFOLIO

Security name	Value	Percent of net assets

Building Products: 0.01%
Other securities	$557,858	0.01%

Commercial Services & Supplies: 0.22%
Other securities	10,257,205	0.22

Construction & Engineering: 0.01%
Other securities	502,007	0.01

Electrical Equipment: 0.06%
Other securities	2,864,841	0.06

Industrial Conglomerates: 0.11%
Other securities	5,159,823	0.11

Machinery: 0.24%
Other securities	11,619,421	0.24

Road & Rail: 0.34%
Other securities	16,425,875	0.34

Information Technology: 1.14%

Communications Equipment: 0.17%
Other securities	8,089,445	0.17

Computers & Peripherals: 0.20%
Other securities	9,673,622	0.20

Electronic Equipment, Instruments & Components: 0.06%
Other securities	2,730,379	0.06

Internet Software & Services: 0.04%
Other securities	1,782,543	0.04

IT Services: 0.22%
Other securities	10,583,846	0.22

Office Electronics: 0.07%
Other securities	3,578,631	0.07

Semiconductors & Semiconductor Equipment: 0.11%
Other securities	5,521,870	0.11

Software: 0.27%
Other securities	12,735,810	0.27

Materials: 0.82%

Chemicals: 0.41%
Other securities	19,504,300	0.41

Construction Materials: 0.00%
Other securities	138,675	0.00

The accompanying notes are an integral part of these financial statements.

76	Wells Fargo Advantage Dow Jones Target Date Funds	Summary portfolio of investments—August 31, 2012 (unaudited)

DIVERSIFIED FIXED INCOME PORTFOLIO

Security name				Value	Percent of net assets

Containers & Packaging: 0.02%
Other securities				$777,894	0.02%

Metals & Mining: 0.28%
Other securities				13,522,110	0.28

Paper & Forest Products: 0.11%
Other securities				5,232,100	0.11

Telecommunication Services: 0.95%

Diversified Telecommunication Services: 0.95%
Other securities				45,333,956	0.95

Utilities: 1.95%

Electric Utilities: 1.54%
Other securities				73,557,274	1.54

Gas Utilities: 0.10%
Other securities				5,067,360	0.10

Independent Power Producers & Energy Traders: 0.02%
Other securities				908,082	0.02

Multi-Utilities: 0.27%
Other securities				12,732,636	0.27

Water Utilities: 0.02%
Other securities				892,714	0.02

Total Corporate Bonds and Notes (Cost $901,780,216)				1,007,294,562	21.08

	Interest rate	Maturity date	Principal
Foreign Government Bonds @: 24.44%
Germany Government Bond (EUR)	2.25-6.50%	1- 4-14 to 7-4-42	44,855,000	69,743,088	1.47
France Government Bond (EUR)	2.50-8.50	10-25-13 to 4-25-60	57,900,000	84,931,689	1.78
Italy Buoni Poliennali del Tesoro (EUR) 144A	2.25-9.00	8-1-13 to 9-1-40	77,630,000	94,363,410	2.01
Japan Government Five Year Bond Series 66 (JPY)	0.40	9-20-16	1,525,000,000	19,667,212	0.41
Japan Government Five Year Bond Series 78 (JPY)	0.90	12-20-13	880,000,000	11,354,838	0.24
Japan Government Ten Year Bond Series 253 (JPY)	1.60	9-20-13	1,037,000,000	13,452,285	0.28
Japan Government Ten Year Bond Series 308 (JPY)	1.30	6-20-20	758,000,000	10,237,923	0.21
Japan Government Two Year Bond Series 315 (JPY)	1.20	6-20-21	865,000,000	11,540,456	0.24
Other securities				852,930,113	17.80

Total Foreign Government Bonds (Cost $1,102,379,517)				1,168,221,014	24.44

U.S. Treasury Securities: 21.66%
U.S. Treasury Bond	2.75-8.50	2-15-20 to 5-15-42	$105,100,000	140,704,973	2.84
U.S. Treasury Bond	3.63	2-15-20	13,000,000	15,380,625	0.32
U.S. Treasury Bond	4.25	11-15-40	9,500,000	12,688,438	0.27
U.S. Treasury Bond	4.38	11-15-39	7,800,000	10,599,467	0.22
U.S. Treasury Note	0.25-11.25	9-30-13 to 8-15-42	465,145,000	502,532,068	10.62

The accompanying notes are an integral part of these financial statements.

Summary portfolio of investments—August 31, 2012 (unaudited)	Wells Fargo Advantage Dow Jones Target Date Funds	77

DIVERSIFIED FIXED INCOME PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value	Percent of net assets

U.S. Treasury Securities (continued)

U.S. Treasury Note	0.13%	12-31-13	$20,000,000	$19,978,120	0.42%
U.S. Treasury Note	0.25	11-30-13	10,000,000	10,005,470	0.21
U.S. Treasury Note	0.25	2-28-14	20,000,000	20,010,940	0.42
U.S. Treasury Note	0.25	4-30-14	15,000,000	15,005,865	0.31
U.S. Treasury Note	0.25	6-30-14	20,000,000	20,008,600	0.42
U.S. Treasury Note	0.25	7-15-15	15,000,000	14,984,760	0.31
U.S. Treasury Note	0.38	3-15-15	30,000,000	30,084,360	0.63
U.S. Treasury Note	0.63	7-15-14	10,000,000	10,072,660	0.21
U.S. Treasury Note	0.75	9-15-13	11,000,000	11,062,733	0.23
U.S. Treasury Note	0.75	6-30-17	15,000,000	15,126,570	0.32
U.S. Treasury Note	1.00	3-31-17	12,000,000	12,255,000	0.26
U.S. Treasury Note	1.25	2-15-14	15,000,000	15,223,245	0.32
U.S. Treasury Note	1.25	4-30-19	12,000,000	12,244,692	0.26
U.S. Treasury Note	1.38	12-31-18	10,000,000	10,313,280	0.22
U.S. Treasury Note	1.75	3-31-14	10,000,000	10,239,060	0.21
U.S. Treasury Note	2.00	11-15-21	21,000,000	22,036,875	0.46
U.S. Treasury Note	2.13	8-15-21	10,000,000	10,632,810	0.22
U.S. Treasury Note	2.25	5-31-14	13,500,000	13,973,553	0.29
U.S. Treasury Note	2.38	2-28-15	10,000,000	10,524,220	0.22
U.S. Treasury Note	2.63	8-15-20	12,000,000	13,315,308	0.28
U.S. Treasury Note	2.63	11-15-20	10,000,000	11,087,500	0.23
U.S. Treasury Note	2.75	2-15-19	8,950,000	9,998,833	0.21
U.S. Treasury Note	3.63	8-15-19	9,500,000	11,203,322	0.23
U.S. Treasury Note	3.63	2-15-21	20,000,000	23,787,500	0.50

Total U.S. Treasury Securities (Cost $966,152,754)				1,035,080,847	21.66

Yankee Corporate Bonds and Notes: 3.68%

Consumer Discretionary: 0.05%

Media: 0.05%
Other securities				2,271,116	0.05

Consumer Staples: 0.06%

Beverages: 0.06%
Other securities				2,797,831	0.06

Energy: 0.66%

Energy Equipment & Services: 0.04%
Other securities				1,895,871	0.04

Oil, Gas & Consumable Fuels: 0.62%
Other securities				29,751,723	0.62

Financials: 1.65%

Capital Markets: 0.18%
Other securities				8,731,648	0.18

Commercial Banks: 0.77%
Other securities				36,839,732	0.77

The accompanying notes are an integral part of these financial statements.

78	Wells Fargo Advantage Dow Jones Target Date Funds	Summary portfolio of investments—August 31, 2012 (unaudited)

DIVERSIFIED FIXED INCOME PORTFOLIO

Security name	Value	Percent of net assets

Diversified Financial Services: 0.65%
Other securities	$30,951,257	0.65%

Insurance: 0.05%
Other securities	2,106,641	0.05

Real Estate Management & Development: 0.00%
Other securities	137,407	0.00

Health Care: 0.15%

Pharmaceuticals: 0.15%
Other securities	7,066,610	0.15

Industrials: 0.12%

Aerospace & Defense: 0.01%
Other securities	774,500	0.01

Commercial Services & Supplies: 0.02%
Other securities	870,789	0.02

Industrial Conglomerates: 0.06%
Other securities	2,719,694	0.06

Road & Rail: 0.03%
Other securities	1,599,871	0.03

Materials: 0.34%

Chemicals: 0.04%
Other securities	1,973,142	0.04

Metals & Mining: 0.28%
Other securities	13,353,525	0.28

Paper & Forest Products: 0.02%
Other securities	1,017,286	0.02

Telecommunication Services: 0.60%

Diversified Telecommunication Services: 0.37%
Other securities	17,635,306	0.37

Wireless Telecommunication Services: 0.23%
Other securities	11,131,677	0.23

Utilities: 0.05%

Electric Utilities: 0.01%
Other securities	266,764	0.01

Independent Power Producers & Energy Traders: 0.01%
Other securities	510,527	0.01

The accompanying notes are an integral part of these financial statements.

Summary portfolio of investments—August 31, 2012 (unaudited)	Wells Fargo Advantage Dow Jones Target Date Funds	79

DIVERSIFIED FIXED INCOME PORTFOLIO

Security name			Value	Percent of net assets

Multi-Utilities: 0.02%
Other securities			$1,270,674	0.02%

Water Utilities: 0.01%
Other securities			269,870	0.01

Total Yankee Corporate Bonds and Notes (Cost $161,537,695)			175,943,461	3.68

Other: 0.01%
Other securities			385,167	0.01

	Yield	Shares
Short-Term Investments: 3.69%

Investment Companies: 3.69%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)##	0.16%	169,874,378	169,874,378	3.55
Wells Fargo Securities Lending Cash Investments, LLC (l)(u)(v)(r)	0.19	6,632,384	6,632,384	0.14

Total Short-Term Investments (Cost $176,506,762)			176,506,762	3.69

Total investments in securities (Cost $4,583,152,627)*			4,901,624,845	102.56
Other assets and liabilities, net			(122,308,881)	(2.56)

Total Net Assets			$4,779,315,964	100.00%

%%	Security issued on a when-issued basis

(l)	Investment in an affiliate

@	Foreign bond principal is denominated in local currency.

(v)	Security represents investment of cash collateral received from securities on loan.

(u)	Rate shown is the 7-day annualized yield at period end.

##	All or a portion of this security has been segregated for when-issued securities.

(r)	The investment company is exempt from registration under Section 3(c)(7) of the 1940 Act.

*	Cost for federal income tax purposes is $4,585,180,634 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$345,632,197
Gross unrealized depreciation	(29,187,986)

Net unrealized appreciation	$316,444,211

The following table shows the percent of total long-term investments by geographic location as of August 31, 2012:

United States	71.22%
Japan	12.31%
United Kingdom	3.70%
France	2.50%
Germany	2.07%
Italy	2.05%
Canada	1.68%
Netherlands	0.97%
Spain	0.95%
Other	2.55%

100.00%

The accompanying notes are an integral part of these financial statements.

80	Wells Fargo Advantage Dow Jones Target Date Funds	Summary portfolio of investments—August 31, 2012 (unaudited)

DIVERSIFIED STOCK PORTFOLIO

The Summary portfolio of investments shows the 50 largest portfolio holdings in unaffiliated issuers and any holdings exceeding 1% of the total net assets as of the report date. The remaining securities held are grouped as “Other securities” in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by accessing the following website: http://a584.g.akamai.net/f/584/1326/1d/www.wellsfargoadvantagefunds.com/pdf/semi/holdings/diversifiedstock.pdf or by calling Wells Fargo Advantage Funds at 1-800-222-8222. This complete schedule, filed on Form N-CSR, is also available on the SEC’s website at sec.gov.

Security name	Shares	Value	Percent of net assets

Common Stocks: 96.21%

Consumer Discretionary: 12.54%

Auto Components: 0.71%
Other securities		$51,060,014	0.71%

Automobiles: 0.99%
Toyota Motor Corporation	520,714	20,583,815	0.29
Other securities		51,239,122	0.70

		71,822,937	0.99

Distributors: 0.22%
Other securities		15,653,222	0.22

Diversified Consumer Services: 0.42%
Other securities		30,131,814	0.42

Hotels, Restaurants & Leisure: 1.86%
McDonald’s Corporation	127,314	11,393,330	0.16
Other securities		122,675,276	1.70

		134,068,606	1.86

Household Durables: 0.88%
Other securities		63,683,669	0.88

Internet & Catalog Retail: 0.67%
Amazon.com Incorporated †	73,327	18,201,961	0.25
Other securities		30,379,592	0.42

		48,581,553	0.67

Leisure Equipment & Products: 0.35%
Other securities		25,592,528	0.35

Media: 2.47%
Other securities		178,126,604	2.47

Multiline Retail: 0.71%
Other securities		51,278,278	0.71

Specialty Retail: 2.02%
Other securities		146,104,471	2.02

Textiles, Apparel & Luxury Goods: 1.24%
Other securities		89,936,439	1.24

The accompanying notes are an integral part of these financial statements.

Summary portfolio of investments—August 31, 2012 (unaudited)	Wells Fargo Advantage Dow Jones Target Date Funds	81

DIVERSIFIED STOCK PORTFOLIO

Security name	Shares	Value	Percent of net assets

Consumer Staples: 7.43%

Beverages: 1.61%
Coca-Cola Company	520,266	$19,457,948	0.27%
PepsiCo Incorporated	325,163	23,551,556	0.33
Other securities		73,119,680	1.01

		116,129,184	1.61

Food & Staples Retailing: 1.57%
Wal-Mart Stores Incorporated	216,943	15,750,062	0.22
Other securities		97,749,348	1.35

		113,499,410	1.57

Food Products: 2.02%
Nestle SA	306,956	19,082,265	0.26
Other securities		126,446,964	1.76

		145,529,229	2.02

Household Products: 0.90%
Procter & Gamble Company	571,582	38,404,595	0.53
Other securities		26,882,650	0.37

		65,287,245	0.90

Personal Products: 0.53%
Other securities		38,345,432	0.53

Tobacco: 0.80%
Philip Morris International Incorporated	214,250	19,132,525	0.26
Other securities		38,594,114	0.54

		57,726,639	0.80

Energy: 7.58%

Energy Equipment & Services: 1.36%
Schlumberger Limited	277,605	20,093,050	0.28
Other securities		78,634,664	1.08

		98,727,714	1.36

Oil, Gas & Consumable Fuels: 6.22%
BP plc	1,804,655	12,646,987	0.18
Chevron Corporation	245,723	27,560,292	0.38
Exxon Mobil Corporation	585,831	51,143,046	0.71
Gazprom ADR	1,894,171	18,447,331	0.26
Occidental Petroleum Corporation	168,462	14,320,955	0.20
Other securities		325,097,981	4.49

		449,216,592	6.22

Financials: 19.75%

Capital Markets: 1.08%
Other securities		78,026,197	1.08

The accompanying notes are an integral part of these financial statements.

82	Wells Fargo Advantage Dow Jones Target Date Funds	Summary portfolio of investments—August 31, 2012 (unaudited)

DIVERSIFIED STOCK PORTFOLIO

Security name	Shares	Value	Percent of net assets

Commercial Banks: 7.20%
Australia & New Zealand Banking Group Limited «	485,220	$12,442,387	0.17%
Commonwealth Bank of Australia	280,103	15,841,116	0.22
HSBC Holdings plc	1,710,701	14,861,087	0.21
Mitsubishi UFJ Financial Group Incorporated	2,483,270	11,291,195	0.16
Wells Fargo & Company (l)	620,620	21,119,699	0.29
Westpac Banking Corporation	552,138	14,129,828	0.20
Other securities		430,228,121	5.95

		519,913,433	7.20

Consumer Finance: 0.28%
Other securities		20,140,359	0.28

Diversified Financial Services: 1.55%
Bank of America Corporation	2,232,466	17,837,403	0.25
JPMorgan Chase & Company	472,477	17,547,796	0.24
Other securities		76,487,602	1.06

		111,872,801	1.55

Insurance: 3.30%
Other securities		238,844,128	3.30

Real Estate Management & Development: 0.96%
Other securities		69,460,430	0.96

REITs: 4.97%
Other securities		358,878,508	4.97

Thrifts & Mortgage Finance: 0.41%
Other securities		29,368,940	0.41

Health Care: 8.89%

Biotechnology: 1.04%
Other securities		75,104,999	1.04

Health Care Equipment & Supplies: 1.37%
Other securities		99,156,875	1.37

Health Care Providers & Services: 1.92%
Other securities		138,382,225	1.92

Health Care Technology: 0.15%
Other securities		11,062,447	0.15

Life Sciences Tools & Services: 0.45%
Other securities		32,104,711	0.45

Pharmaceuticals: 3.96%
Abbott Laboratories	196,294	12,865,109	0.18
GlaxoSmithKline plc	490,873	11,106,923	0.15

The accompanying notes are an integral part of these financial statements.

Summary portfolio of investments—August 31, 2012 (unaudited)	Wells Fargo Advantage Dow Jones Target Date Funds	83

DIVERSIFIED STOCK PORTFOLIO

Security name	Shares	Value	Percent of net assets

Pharmaceuticals (continued)
Johnson & Johnson	340,676	$22,971,783	0.32%
Merck & Company Incorporated	377,858	16,266,787	0.23
Novartis AG	251,316	14,807,295	0.21
Pfizer Incorporated	932,550	22,250,643	0.31
Roche Holding AG Genusschein	67,552	12,297,620	0.17
Other securities		173,550,500	2.39

		286,116,660	3.96

Industrials: 11.77%

Aerospace & Defense: 1.31%
United Technologies Corporation	164,459	13,132,051	0.18
Other securities		81,339,876	1.13

		94,471,927	1.31

Air Freight & Logistics: 0.48%
United Parcel Service Incorporated Class B	151,300	11,167,453	0.15
Other securities		23,865,762	0.33

		35,033,215	0.48

Airlines: 0.42%
Other securities		30,200,382	0.42

Building Products: 0.36%
Other securities		26,447,350	0.36

Commercial Services & Supplies: 1.38%
Other securities		99,552,353	1.38

Construction & Engineering: 0.77%
Other securities		55,640,466	0.77

Electrical Equipment: 1.06%
Other securities		76,429,101	1.06

Industrial Conglomerates: 1.00%
General Electric Company	1,322,607	27,391,191	0.38
Other securities		44,835,042	0.62

		72,226,233	1.00

Machinery: 2.68%
Other securities		193,522,125	2.68

Marine: 0.14%
Other securities		9,924,456	0.14

Professional Services: 0.07%
Other securities		5,052,092	0.07

The accompanying notes are an integral part of these financial statements.

84	Wells Fargo Advantage Dow Jones Target Date Funds	Summary portfolio of investments—August 31, 2012 (unaudited)

DIVERSIFIED STOCK PORTFOLIO

Security name	Shares	Value	Percent of net assets

Road & Rail: 1.15%
Union Pacific Corporation	99,100	$12,034,704	0.17%
Other securities		71,043,890	0.98

		83,078,594	1.15

Trading Companies & Distributors: 0.79%
Other securities		57,315,686	0.79

Transportation Infrastructure: 0.16%
Other securities		11,345,635	0.16

Information Technology: 14.51%

Communications Equipment: 1.29%
Cisco Systems Incorporated	1,118,249	21,336,191	0.30
Qualcomm Incorporated	356,597	21,916,452	0.30
Other securities		49,584,861	0.69

		92,837,504	1.29

Computers & Peripherals: 2.67%
Apple Incorporated	193,588	128,782,481	1.78
EMC Corporation †	438,420	11,526,062	0.16
Other securities		52,815,189	0.73

		193,123,732	2.67

Electronic Equipment, Instruments & Components: 1.43%
Other securities		103,114,726	1.43

Internet Software & Services: 1.54%
Google Incorporated Class A †	53,642	36,749,598	0.51
Other securities		74,328,205	1.03

		111,077,803	1.54

IT Services: 2.28%
International Business Machines Corporation	229,846	44,785,493	0.62
Visa Incorporated «	108,811	13,955,011	0.19
Other securities		105,983,575	1.47

		164,724,079	2.28

Office Electronics: 0.14%
Other securities		10,239,372	0.14

Semiconductors & Semiconductor Equipment: 2.57%
Intel Corporation	626,534	15,556,839	0.22
Samsung Electronics Company Limited	22,630	24,592,081	0.34
Taiwan Semiconductor Manufacturing Company Limited	5,166,298	14,368,556	0.20
Other securities		131,277,361	1.81

		185,794,837	2.57

The accompanying notes are an integral part of these financial statements.

Summary portfolio of investments—August 31, 2012 (unaudited)	Wells Fargo Advantage Dow Jones Target Date Funds	85

DIVERSIFIED STOCK PORTFOLIO

Security name	Shares	Value	Percent of net assets

Software: 2.59%
Microsoft Corporation	936,171	$28,852,790	0.40%
Oracle Corporation	794,615	25,149,565	0.35
Other securities		133,035,518	1.84

		187,037,873	2.59

Materials: 6.56%

Chemicals: 2.74%
Other securities		197,756,344	2.74

Construction Materials: 0.39%
Other securities		27,979,793	0.39

Containers & Packaging: 0.43%
Other securities		31,475,476	0.43

Metals & Mining: 2.68%
BHP Billiton Limited	570,695	18,743,808	0.26
Other securities		174,639,097	2.42

		193,382,905	2.68

Paper & Forest Products: 0.32%
Other securities		23,028,614	0.32

Telecommunication Services: 2.87%

Diversified Telecommunication Services: 1.59%
AT&T Incorporated	734,498	26,912,007	0.37
Verizon Communications Incorporated	351,224	15,081,559	0.21
Other securities		73,095,703	1.01

		115,089,269	1.59

Wireless Telecommunication Services: 1.28%
China Mobile Limited	1,093,500	11,673,850	0.16
Vodafone Group plc	4,524,924	13,040,603	0.18
Other securities		67,782,559	0.94

		92,497,012	1.28

Utilities: 4.31%

Electric Utilities: 1.83%
Other securities		132,347,504	1.83

Gas Utilities: 0.78%
Other securities		56,018,145	0.78

Independent Power Producers & Energy Traders: 0.27%
Other securities		19,677,971	0.27

Multi-Utilities: 1.28%
Other securities		92,540,439	1.28

The accompanying notes are an integral part of these financial statements.

86	Wells Fargo Advantage Dow Jones Target Date Funds	Summary portfolio of investments—August 31, 2012 (unaudited)

DIVERSIFIED STOCK PORTFOLIO

Security name	Value	Percent of net assets

Water Utilities: 0.15%
Other securities	$10,485,149	0.15%

Total Common Stocks (Cost $6,353,480,085)	6,949,402,455	96.21

Foreign Corporate Bonds and Notes: 0.00%

Materials: 0.00%

Chemicals: 0.00%
Other securities	6,757	0.00

Total Foreign Corporate Bonds and Notes (Cost $7,063)	6,757	0.00

Foreign Government Bonds: 0.00%
Other securities	10,027	0.00

Total Foreign Government Bonds (Cost $34,489)	10,027	0.00

Investment Companies: 0.01%
Other securities	581,002	0.01

Total Investment Companies (Cost $421,726)	581,002	0.01

Preferred Stocks: 0.75%

Consumer Discretionary: 0.05%

Automobiles: 0.05%
Other securities	3,554,994	0.05

Media: 0.00%
Other securities	303,068	0.00

Consumer Staples: 0.11%

Beverages: 0.09%
Other securities	6,541,809	0.09

Household Products: 0.02%
Other securities	1,244,747	0.02

Energy: 0.12%

Oil, Gas & Consumable Fuels: 0.12%
Other securities	9,049,265	0.12

Financials: 0.24%

Capital Markets: 0.00%
Other securities	42,238	0.00

Commercial Banks: 0.24%
Other securities	17,721,266	0.24

Insurance: 0.00%
Other securities	263	0.00

The accompanying notes are an integral part of these financial statements.

Summary portfolio of investments—August 31, 2012 (unaudited)	Wells Fargo Advantage Dow Jones Target Date Funds	87

DIVERSIFIED STOCK PORTFOLIO

Security name	Value	Percent of net assets

Materials: 0.17%

Chemicals: 0.03%
Other securities	$1,847,553	0.03%

Metals & Mining: 0.14%
Other securities	10,138,439	0.14

Telecommunication Services: 0.03%

Diversified Telecommunication Services: 0.03%
Other securities	1,899,471	0.03

Utilities: 0.03%

Electric Utilities: 0.03%
Other securities	2,129,948	0.03

Total Preferred Stocks (Cost $58,673,342)	54,473,061	0.75

Rights: 0.00%

Consumer Discretionary: 0.00%

Internet & Catalog Retail: 0.00%
Other securities	69,156	0.00

Financials: 0.00%

Commercial Banks: 0.00%
Other securities	11,071	0.00

Real Estate Management & Development: 0.00%
Other securities	8,322	0.00

Industrials: 0.00%

Road & Rail: 0.00%
Other securities	1,071	0.00

Information Technology: 0.00%

Semiconductors & Semiconductor Equipment: 0.00%
Other securities	575	0.00

Materials: 0.00%

Metals & Mining: 0.00%
Other securities	0	0.00

Total Rights (Cost $31,368)	90,195	0.00

The accompanying notes are an integral part of these financial statements.

88	Wells Fargo Advantage Dow Jones Target Date Funds	Summary portfolio of investments—August 31, 2012 (unaudited)

DIVERSIFIED STOCK PORTFOLIO

Security name			Value	Percent of net assets

Warrants: 0.00%

Consumer Discretionary: 0.00%

Distributors: 0.00%
Other securities			$146	0.00%

Hotels, Restaurants & Leisure: 0.00%
Other securities			1,032	0.00

Media: 0.00%
Other securities			1	0.00

Consumer Staples: 0.00%

Food & Staples Retailing: 0.00%
Other securities			5,728	0.00

Food Products: 0.00%
Other securities			3,110	0.00

Energy: 0.00%

Oil, Gas & Consumable Fuels: 0.00%
Other securities			1,200	0.00

Industrials: 0.00%

Construction & Engineering: 0.00%
Other securities			5,123	0.00

Materials: 0.00%

Metals & Mining: 0.00%
Other securities			753	0.00

Total Warrants (Cost $16,964)			17,093	0.00

Other: 0.02%
Other securities			1,373,516	0.02

Total Other (Cost $577,889)			1,373,516	0.02

	Yield	Shares
Short-Term Investments: 14.76%

Investment Companies: 14.76%
Wells Fargo Advantage Cash Investment Fund, Select Class (l)(u)	0.16%	169,049,881	169,049,881	2.34
Wells Fargo Securities Lending Cash Investments, LLC (l)(v)(u)(r)	0.19	897,043,281	897,043,281	12.42

Total Short-Term Investments (Cost $1,066,093,162)			1,066,093,162	14.76

Total investments in securities (Cost $7,479,336,088)*			8,072,047,268	111.75%
Other assets and liabilities, net			(848,491,067)	(11.75)

Total net assets			$7,223,556,201	100.00%

The accompanying notes are an integral part of these financial statements.

Summary portfolio of investments—August 31, 2012 (unaudited)	Wells Fargo Advantage Dow Jones Target Date Funds	89

DIVERSIFIED STOCK PORTFOLIO

†	Non-income-earning security

«	All or a portion of this security is on loan.

(l)	Investment in an affiliate

(v)	Security represents investment of cash collateral received from securities on loan.

(u)	Rate shown is the 7-day annualized yield at period end.

(r)	The investment company is exempt from registration under Section 3(c)(7) of the 1940 Act.

*	Cost for federal income tax purposes is $7,563,760,199 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$1,091,786,180
Gross unrealized depreciation	(583,499,111)

Net unrealized appreciation	$508,287,069

The following table shows percent of total long-term investments by geographic locations as of August 31, 2012:

United States	65.67%
Japan	6.52%
United Kingdom	3.48%
Australia	2.52%
Canada	2.00%
Sourth Korea	1.61%
Switzerland	1.50%
Taiwan	1.33%
France	1.30%
Brazil	1.25%
Germany	1.19%
Hong Kong	1.04%
Other	10.59%

100.00%

The accompanying notes are an integral part of these financial statements.

90	Wells Fargo Advantage Dow Jones Target Date Funds	Portfolio of investments—August 31, 2012 (unaudited)

SHORT-TERM INVESTMENT PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities: 1.15%
FHLB ±	0.29%	2-5-13	$1,000,000	$999,830
FHLB ±	0.30	3-7-13	1,000,000	999,847
FHLB ±	0.32	3-28-13	1,000,000	999,882
FHLB ±	0.32	5-2-13	1,000,000	999,866
FHLB ±	0.34	4-1-13	1,000,000	1,000,000
FHLB ±	0.34	5-17-13	1,000,000	1,000,000

Total Agency Securities (Cost $5,999,425)				5,999,425

Certificates of Deposit: 20.17%
Banco Del Estado De Chile	0.27	9-27-12	4,000,000	4,000,000
Banco Del Estado De Chile	0.37	10-22-12	1,000,000	1,000,000
Bank Of Montreal	0.18	10-10-12	3,000,000	3,000,000
Bank Of Montreal	0.18	10-23-12	4,000,000	4,000,000
Bank of Montreal	0.23	9-20-12	1,000,000	1,000,000
Bank of Nova Scotia ±	0.29	10-18-12	1,000,000	1,000,000
Bank of Tokyo Mitsubishi LLC	0.18	9-4-12	4,000,000	4,000,000
Bank of Tokyo Mitsubishi LLC	0.18	9-28-12	1,000,000	1,000,000
Bank of Tokyo Mitsubishi LLC	0.19	9-5-12	2,000,000	2,000,000
Barclays Bank plc ±	0.92	3-15-13	5,000,000	5,000,000
Citibank NA	0.33	9-11-12	3,000,000	3,000,000
Citibank NA	0.33	9-17-12	2,000,000	2,000,000
DNB Nor Bank ASA	0.31	9-13-12	2,000,000	2,000,000
DNB Nor Bank ASA 144A (z)	0.31	9-11-12	2,000,000	1,999,879
Mitsubishi Trust & Bank Company	0.20	9-14-12	4,000,000	4,000,000
Mitsubishi Trust & Bank Company	0.20	9-20-12	2,000,000	2,000,000
National Bank of Australia Limited	0.24	11-13-12	1,000,000	1,000,117
National Bank of Canada	0.18	10-15-12	4,000,000	4,000,000
National Bank of Kuwait	0.18	9-4-12	3,000,000	3,000,000
Nordea Bank plc (Finland)	0.87	9-13-12	1,000,000	1,000,025
Norinchukin Bank	0.17	9-4-12	4,000,000	4,000,000
Norinchukin Bank	0.17	9-7-12	4,000,000	4,000,000
Norinchukin Bank	0.40	9-11-12	1,000,000	1,000,039
Oversea-Chinese Banking Corporation Limited	0.26	9-4-12	1,000,000	1,000,000
Oversea-Chinese Banking Corporation Limited	0.27	9-28-12	1,000,000	1,000,000
Royal Bank of Canada ±	0.49	8-12-13	2,000,000	2,000,000
Royal Bank of Canada ±	0.49	8-6-13	1,000,000	1,000,000
Royal Bank of Canada ±	0.50	7-26-13	2,000,000	2,000,000
Royal Bank of Canada ±	0.74	12-17-12	1,000,000	1,000,000
Skandinaviska Enskilda Banken AG	0.50	10-15-12	4,000,000	4,000,000
Skandinaviska Enskilda Banken AG	0.70	11-28-12	5,000,000	5,000,000
Skandinaviska Enskilda Banken AG	0.75	10-12-12	1,000,000	1,000,221
State Street Bank & Trust	0.25	9-17-12	2,000,000	2,000,000
State Street Bank & Trust	0.18	10-16-12	7,000,000	7,000,000
State Street Bank & Trust	0.18	10-18-12	4,000,000	4,000,000
Sumitomo Mitsui Banking Corporation	0.16	9-6-12	5,000,000	5,000,000
Toronto-Dominion Bank	0.17	10-30-12	3,000,000	3,000,000
Toronto-Dominion Bank	0.17	11-2-12	3,000,000	3,000,000
Toronto-Dominion Bank ±	0.29	2-4-13	3,000,000	3,000,000
Toronto-Dominion Bank ±	0.45	7-26-13	1,000,000	1,000,000

Total Certificates of Deposit (Cost $105,000,281)				105,000,281

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—August 31, 2012 (unaudited)	Wells Fargo Advantage Dow Jones Target Date Funds	91

SHORT-TERM INVESTMENT PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Commercial Paper: 42.45%
ANZ National Limited 144A (z)	0.28%	9-20-12	$2,000,000	$1,999,751
ANZ National Limited 144A (z)	0.29	9-25-12	2,000,000	1,999,662
ANZ National Limited 144A (z)	0.29	10-2-12	1,000,000	999,774
ASB Finance Limited ±144A	0.50	2-25-13	2,000,000	2,000,000
ASB Finance Limited ±144A	0.54	9-5-13	1,000,000	1,000,000
ASB Finance Limited ±144A	0.64	4-8-13	1,000,000	1,000,000
Axis Bank Limited (Dubai) (z)	0.65	9-28-12	2,000,000	1,999,133
Banco De Chile 144A (z)	0.66	9-25-12	1,000,000	999,615
Barclays Bank plc 144A (z)	0.31	10-25-12	2,000,000	1,999,122
BNZ International Funding Limited 144A (z)	0.28	9-12-12	1,000,000	999,938
BNZ International Funding Limited 144A (z)	0.28	9-14-12	1,000,000	999,922
BNZ International Funding Limited 144A	0.52	2-28-13	1,000,000	1,000,006
CAFCO LLC 144A (z)	0.42	9-19-12	1,000,000	999,825
Caisse Centrale Desjardins du Quebec 144A (z)	0.18	9-7-12	1,000,000	999,985
Caisse Centrale Desjardins du Quebec 144A (z)	0.18	9-19-12	5,000,000	4,999,625
Caisse Centrale Desjardins du Quebec 144A (z)	0.19	9-27-12	1,000,000	999,879
Caisse Centrale Desjardins du Quebec 144A (z)	0.22	10-22-12	1,000,000	999,707
Caisse Centrale Desjardins du Quebec 144A (z)	0.22	10-16-12	1,000,000	999,743
Caisse Centrale Desjardins du Quebec 144A (z)	0.22	11-6-12	1,000,000	999,615
Caisse Centrale Desjardins du Quebec 144A (z)	0.22	11-7-12	1,000,000	999,609
Caisse Centrale Desjardins du Quebec 144A (z)	0.22	11-16-12	1,000,000	999,554
Caisse Centrale Desjardins du Quebec 144A (z)	0.23	11-8-12	1,000,000	999,585
Caisse Centrale Desjardins du Quebec 144A (z)	0.25	9-4-12	1,000,000	1,000,000
Chariot Funding LLC 144A (z)(p)	0.18	9-12-12	3,000,000	2,999,873
Ciesco LLC 144A (z)(p)	0.52	9-6-12	1,000,000	999,971
CNPC Finance 144A (z)	0.32	10-9-12	2,000,000	1,999,378
CNPC Finance 144A (z)	0.37	10-22-12	1,000,000	999,507
CNPC Finance 144A (z)	0.37	10-23-12	1,000,000	999,496
CNPC Finance 144A (z)	0.38	9-17-12	2,000,000	1,999,726
CNPC Finance 144A (z)	0.39	9-24-12	1,000,000	999,783
Commonwealth Bank of Australia 144A (z)	0.19	10-3-12	1,000,000	999,847
Commonwealth Bank of Australia (New York)	0.32	9-27-12	1,000,000	1,000,089
CRC Funding LLC 144A (z)(p)	0.35	9-7-12	1,000,000	999,971
CRC Funding LLC 144A (z)(p)	0.50	9-4-12	2,000,000	2,000,000
DBS Bank Limited 144A (z)	0.22	9-4-12	1,000,000	1,000,000
DBS Bank Limited 144A (z)	0.26	9-13-12	1,000,000	999,935
DBS Bank Limited 144A (z)	0.26	10-5-12	1,000,000	999,776
DBS Bank Limited 144A (z)	0.26	10-25-12	2,000,000	1,999,263
DBS Bank Limited 144A (z)	0.26	10-29-12	1,000,000	999,603
Fairway Finance Corporation 144A (z)(p)	0.19	10-26-12	1,000,000	999,726
Fairway Finance Corporation 144A (z)(p)	0.20	9-5-12	1,000,000	999,994
Fairway Finance Corporation 144A (z)(p)	0.21	10-2-12	1,000,000	999,837
General Electric Capital Company (z)	0.17	9-26-12	4,000,000	3,999,584
General Electric Capital Company (z)	0.23	12-27-12	2,000,000	1,998,543
General Electric Capital Company (z)	0.28	12-26-12	2,000,000	1,998,242
General Electric Capital Company (z)	0.28	12-28-12	1,000,000	999,106
Gotham Funding Corporation 144A (z)(p)	0.21	9-7-12	1,000,000	999,983
Gotham Funding Corporation 144A (z)(p)	0.21	9-11-12	1,000,000	999,959
Gotham Funding Corporation 144A (z)(p)	0.21	9-13-12	1,000,000	999,948
Gotham Funding Corporation 144A (z)(p)	0.21	9-18-12	1,000,000	999,918

The accompanying notes are an integral part of these financial statements.

92	Wells Fargo Advantage Dow Jones Target Date Funds	Portfolio of investments—August 31, 2012 (unaudited)

SHORT-TERM INVESTMENT PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Commercial Paper (continued)
Gotham Funding Corporation 144A (z)(p)	0.21%	9-19-12	$1,000,000	$999,913
Gotham Funding Corporation 144A (z)(p)	0.21	9-20-12	1,000,000	999,907
Gotham Funding Corporation 144A (z)(p)	0.21	9-21-12	2,000,000	1,999,802
Govco LLC 144A (z)(p)	0.35	9-10-12	1,000,000	999,942
Govco LLC 144A (z)(p)	0.50	9-5-12	1,000,000	999,986
Govco LLC 144A (z)(p)	0.50	9-6-12	2,000,000	1,999,944
ICICI Bank Limited (z)	0.64	9-10-12	1,000,000	999,893
JPMorgan Chase & Company (z)	0.28	10-30-12	5,000,000	4,997,822
Jupiter Securitization Company LLC 144A (z)(p)	0.18	9-12-12	3,000,000	2,999,873
Legacy Capital Company 144A (z)(p)	0.48	10-19-12	1,000,000	999,400
Legacy Capital Company 144A (z)(p)	0.48	11-7-12	2,000,000	1,998,293
Lexington Parker Capital Company LLC 144A (z)(p)	0.48	10-19-12	2,000,000	1,998,800
Lexington Parker Capital Company LLC 144A (z)(p)	0.48	11-9-12	2,000,000	1,998,240
Liberty Street Funding LLC 144A (z)(p)	0.18	9-17-12	2,000,000	1,999,870
Liberty Street Funding LLC 144A (z)(p)	0.18	9-18-12	4,000,000	3,999,720
Liberty Street Funding LLC 144A (z)(p)	0.19	9-13-12	1,000,000	999,953
Liberty Street Funding LLC 144A (z)(p)	0.22	10-25-12	1,000,000	999,688
Liberty Street Funding LLC 144A (z)(p)	0.22	11-15-12	1,000,000	999,560
Liberty Street Funding LLC 144A (z)(p)	0.23	10-26-12	1,000,000	999,668
Liberty Street Funding LLC 144A (z)(p)	0.23	11-13-12	2,000,000	1,999,106
Louis Dreyfus Commodities LLC (z)	0.50	9-7-12	1,000,000	999,958
Louis Dreyfus Commodities LLC (z)	0.53	9-4-12	1,000,000	1,000,000
Market Street Funding Corporation 144A (z)(p)	0.26	10-17-12	1,000,000	999,689
Market Street Funding Corporation 144A (z)(p)	0.26	10-18-12	1,000,000	999,682
MetLife Short Term Funding LLC 144A (z)(p)	0.20	10-10-12	1,000,000	999,800
MetLife Short Term Funding LLC 144A (z)(p)	0.21	9-12-12	1,000,000	999,953
MetLife Short Term Funding LLC 144A (z)(p)	0.22	10-4-12	1,000,000	999,817
MetLife Short Term Funding LLC 144A (z)(p)	0.24	11-5-12	1,000,000	999,587
MetLife Short Term Funding LLC 144A (z)(p)	0.24	10-24-12	1,000,000	999,667
MetLife Short Term Funding LLC 144A (z)(p)	0.25	9-6-12	1,000,000	999,986
MetLife Short Term Funding LLC 144A (z)(p)	0.25	10-15-12	1,000,000	999,715
Mitsubishi UFJ Trust & Banking Corporation 144A (z)	0.20	9-12-12	1,000,000	999,956
Nationwide Building Society 144A (z)	0.42	12-5-12	2,000,000	1,997,853
Nationwide Building Society 144A (z)	0.42	12-6-12	1,000,000	998,915
Nationwide Building Society 144A (z)	0.42	12-12-12	1,000,000	998,845
Nationwide Building Society 144A (z)	0.42	12-19-12	1,000,000	998,763
Nationwide Building Society 144A (z)	0.55	10-1-12	1,000,000	999,588
Nationwide Building Society 144A (z)	0.58	10-12-12	1,000,000	999,388
Nordea North America (z)	0.30	9-7-12	2,000,000	1,999,950
Old Line Funding LLC 144A (z)(p)	0.18	10-22-12	1,000,000	999,760
Old Line Funding LLC 144A (z)(p)	0.20	12-3-12	1,000,000	999,500
Old Line Funding LLC 144A (z)(p)	0.35	2-8-13	2,000,000	1,996,948
Oversea Chinese Banking Corporation Limited (z)	0.22	10-30-12	1,000,000	999,658
Oversea-Chinese Banking Corporation Limited (z)(p)	0.23	9-18-12	2,000,000	1,999,821
Oversea-Chinese Banking Corporation Limited (z)	0.27	9-26-12	2,000,000	1,999,676
Oversea-Chinese Banking Corporation Limited (z)	0.27	10-11-12	1,000,000	999,723
Principal Life Insurance Company 144A (z)(p)	0.20	9-7-12	1,000,000	999,983
Prudential plc 144A (z)	0.40	11-1-12	1,000,000	999,356
Prudential plc 144A (z)	0.40	11-5-12	1,000,000	999,311
Regency Markets No. 1 LLC 144A (z)(p)	0.21	9-6-12	1,000,000	999,988

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—August 31, 2012 (unaudited)	Wells Fargo Advantage Dow Jones Target Date Funds	93

SHORT-TERM INVESTMENT PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Commercial Paper (continued)
Regency Markets No. 1 LLC 144A (z)(p)	0.21%	9-25-12	$1,000,000	$999,878
Salisbury Receivables Company 144A (z)(p)	0.24	9-10-12	1,000,000	999,960
Salisbury Receivables Company 144A (z)(p)	0.27	9-25-12	1,000,000	999,843
Salisbury Receivables Company 144A (z)(p)	0.27	9-26-12	1,000,000	999,835
Salisbury Receivables Company 144A (z)(p)	0.27	9-27-12	1,000,000	999,828
Salisbury Receivables Company 144A (z)(p)	0.28	9-6-12	1,000,000	999,984
Salisbury Receivables Company 144A (z)(p)	0.33	11-7-12	1,000,000	999,413
Sheffield Receivables Corporation 144A (z)(p)	0.27	10-4-12	1,000,000	999,775
Sheffield Receivables Corporation 144A (z)(p)	0.27	10-5-12	2,000,000	1,999,536
Sheffield Receivables Corporation 144A (z)(p)	0.27	10-12-12	1,000,000	999,715
Sheffield Receivables Corporation 144A (z)(p)	0.27	10-15-12	2,000,000	1,999,385
Sheffield Receivables Corporation 144A (z)(p)	0.27	10-16-12	2,000,000	1,999,370
Sheffield Receivables Corporation 144A (z)(p)	0.27	10-18-12	1,000,000	999,670
Straight-A Funding LLC 144A (z)(p)	0.18	10-3-12	1,000,000	999,855
Straight-A Funding LLC 144A (z)(p)	0.18	10-15-12	2,000,000	1,999,590
Straight-A Funding LLC 144A (z)(p)	0.18	10-17-12	2,000,000	1,999,570
Straight-A Funding LLC 144A (z)(p)	0.18	10-18-12	3,000,000	2,999,340
Straight-A Funding LLC 144A (z)(p)	0.18	10-23-12	2,000,000	1,999,510
Sumitomo Trust & Banking Corporation	0.16	9-5-12	4,000,000	4,000,000
Suncorp Group Limited 144A (z)	0.45	9-13-12	2,000,000	1,999,775
Suncorp Group Limited 144A (z)	0.45	10-18-12	1,000,000	999,450
Suncorp Group Limited 144A (z)	0.45	9-12-12	1,000,000	999,900
Suncorp Group Limited 144A (z)	0.45	9-17-12	1,000,000	999,838
Surrey Funding Corporation 144A (z)	0.27	10-2-12	1,000,000	999,790
Surrey Funding Corporation 144A (z)	0.27	10-5-12	1,000,000	999,768
Surrey Funding Corporation 144A (z)	0.28	9-18-12	1,000,000	999,891
Swedbank (z)	0.30	11-14-12	1,000,000	999,408
Swedbank (z)	0.31	11-9-12	1,000,000	1,000,000
Swedbank (z)	0.31	11-8-12	2,000,000	1,998,881
Swedbank (z)	0.31	11-13-12	1,000,000	999,397
Swedbank (z)	0.42	9-10-12	2,000,000	1,999,860
Swedbank (z)	0.42	9-11-12	1,000,000	999,918
Sydney Capital Corporation 144A (z)(p)	0.30	9-13-12	1,000,000	999,925
Sydney Capital Corporation 144A (z)(p)	0.30	11-14-12	1,000,000	999,408
Thunder Bay Funding LLC 144A (z)(p)	0.18	10-22-12	1,000,000	999,760
Thunder Bay Funding LLC 144A (z)(p)	0.20	11-20-12	1,000,000	999,572
Thunder Bay Funding LLC 144A (z)(p)	0.20	12-3-12	1,000,000	999,500
Thunder Bay Funding LLC 144A (z)(p)	0.35	2-1-13	1,000,000	998,542
Thunder Bay Funding LLC 144A (z)(p)	0.35	2-7-13	1,000,000	998,483
Toyota Credit Canada Incorporated (z)	0.20	9-25-12	1,000,000	999,883
Toyota Motor Credit Corporation (z)	0.35	2-25-13	3,000,000	2,994,925
UOB Funding LLC (z)	0.25	9-13-12	1,000,000	999,938
UOB Funding LLC (z)	0.25	12-4-12	1,000,000	999,368
Victory Receivables 144A (p)	0.01	9-18-12	1,000,000	999,918
Victory Receivables 144A (p)	0.21	9-18-12	1,000,000	999,918
Victory Receivables 144A (p)	0.21	9-21-12	1,000,000	999,901
Victory Receivables 144A (z)(p)	0.21	9-12-12	4,000,000	3,999,813
Victory Receivables 144A (z)(p)	0.21	9-13-12	1,000,000	999,948
Victory Receivables 144A (z)(p)	0.21	9-20-12	1,000,000	999,907
Victory Receivables 144A(z)(p)	0.21	9-25-12	1,000,000	999,878

The accompanying notes are an integral part of these financial statements.

94	Wells Fargo Advantage Dow Jones Target Date Funds	Portfolio of investments—August 31, 2012 (unaudited)

SHORT-TERM INVESTMENT PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Commercial Paper (continued)
Westpac Banking Corporation 144A (z)	0.26%	9-17-12	$1,000,000	$999,906
Westpac Securities NZ Limited 144A (z)	0.30	9-21-12	1,000,000	999,858
Westpac Securities NZ Limited 144A (z)	0.30	9-17-12	1,000,000	999,892
Westpac Securities NZ Limited ±144A	0.50	2-25-13	1,000,000	1,000,000
Westpac Securities NZ Limited ±144A	0.50	2-22-13	2,000,000	2,000,000
Westpac Securities NZ Limited 144A	0.61	7-22-13	1,000,000	1,000,000
Westpac Securities NZ Limited 144A	0.64	4-8-13	1,000,000	1,000,000
Westpac Securities NZ Limited ±144A	0.66	4-15-13	1,000,000	1,000,308
White Point Funding Incorporated 144A (z)(p)	0.52	11-19-12	1,000,000	998,902
Working Capital Management Company 144A (z)(p)	0.22	9-6-12	1,000,000	999,988

Total Commercial Paper (Cost $220,936,698)				220,936,698

Corporate Bonds and Notes: 1.85%

Financials: 1.61%

Commercial Banks: 0.19%
JPMorgan Chase Bank NA ±	0.36	11-21-12	1,000,000	1,000,155

Consumer Finance: 0.39%
Toyota Motor Credit Corporation ±	0.53	7-19-13	2,000,000	2,000,000

Diversified Financial Services: 1.03%
JPMorgan Chase & Company ±	0.53	1-18-13	1,000,000	999,926
JPMorgan Chase & Company ±	0.59	11-1-12	1,000,000	1,000,365
JPMorgan Chase & Company ±	0.97	9-21-12	1,000,000	1,000,232
JPMorgan Chase & Company ±	1.08	2-26-13	1,000,000	1,002,215
LTF Real Estate LLC ±144A§	0.30	6-1-33	380,000	380,000
Overseas Private Investment Corporation ±§	0.19	7-9-26	1,000,000	1,000,000

				5,382,738

Health Care: 0.24%

Health Care Providers & Services: 0.24%
Acts Retirement Life Communities Incorporated ±§	0.22	11-15-29	225,000	225,000
Providence Health & Services ±§	0.24	10-1-42	1,000,000	1,000,000

				1,225,000

Total Corporate Bonds and Notes (Cost $9,607,893)				9,607,893

Municipal Obligations: 21.14%

Alabama: 0.19%
Birmingham AL Special Care Facilities Finance Authority Ascension Health Series 2006-C (Hospital Revenue) ±144A§	0.24	11-15-46	1,000,000	1,000,000

Arizona: 0.19%
Arizona Health Facilities Authority Catholic Healthcare West Loan Program (Health Revenue, Citibank NA LOC) ±§	0.21	7-1-35	1,000,000	1,000,000

California: 2.17%
California HFFA Series H (Health Revenue, Bank of America NA LOC) ±§	0.22	7-1-35	1,200,000	1,200,000
California Infrastructure & Economic Development Bank Contemporary Jewish Museum (Miscellaneous Revenue, Bank of America NA LOC) ±§	0.23	12-1-36	1,000,000	1,000,000

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—August 31, 2012 (unaudited)	Wells Fargo Advantage Dow Jones Target Date Funds	95

SHORT-TERM INVESTMENT PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

California (continued)
California Stanford Hospital Series B (Health Revenue, FNMA LOC) ±§	0.17%	8-1-36	$150,000	$150,000
California State (Tax Revenue, GO - State)	0.17	9-17-12	1,000,000	1,000,000
JPMorgan Chase PUTTER Trust (Miscellaneous Revenue) ±144A	0.21	5-30-13	3,000,000	3,000,000
Roseville CA Electric System Series A (Utilities Revenue, Morgan Stanley Bank LOC) ±§	0.18	2-1-35	2,000,000	2,000,000
San Bernardino County CA COP Series B (Miscellaneous Revenue) ±§	0.27	3-1-17	459,000	459,000
San Bernardino County CA Flood Control District (Tax Revenue, Bank of America NA LOC) ±§	0.20	8-1-37	500,000	500,000
San Francisco CA City & County RDA Notre Dame Apartments Series G (Housing Revenue, Citibank NA LOC) ±§	0.23	12-1-33	985,000	985,000
San Francisco City and County CA Public Utilities Commission (Utilities Revenue)	0.19	10-2-12	1,000,000	1,000,000

				11,294,000

Colorado: 0.81%
Colorado HFA Class I Series B-2 (Housing Revenue) ±§	0.18	5-1-38	1,000,000	1,000,000
Colorado HFA Taxable MFHR Project Series A1 (Housing Revenue) ±§	0.19	10-1-33	965,000	965,000
Colorado HFA Taxable MFHR Project Series B2 (Housing Revenue) ±§	0.18	5-1-50	250,000	250,000
Denver CO City & County Subseries G1 (Airport Revenue, Assured Guaranty Insured) ±§	0.21	11-15-25	1,000,000	1,000,000
Denver CO City & County Subseries G2 (Airport Revenue, Assured Guaranty Insured) ±§	0.21	11-15-25	1,000,000	1,000,000

				4,215,000

Delaware: 0.20%
PFOTER Series TNP-1002 (Miscellaneous Revenue) ±144A§	0.90	9-1-34	1,060,000	1,060,000

District of Columbia: 0.19%
Metro Washington DC Airport Authority (Airport Revenue)	0.18	9-4-12	1,000,000	1,000,000

Florida: 0.76%
Jacksonville FL Capital Projects Series A (Utilities Revenue, Bank of America NA LOC) ±§	0.21	10-1-34	1,955,000	1,955,000
JPMorgan Chase PUTTER Trust Series 4128 (Miscellaneous Revenue, JPMorgan Chase Bank LIQ) ±144A§	0.19	3-1-21	1,000,000	1,000,000
Miami-Dade County FL Eclipse Funding Trust (Tax Revenue, U.S. Bank NA) ±§	0.17	7-1-13	995,000	995,000

				3,950,000

Georgia: 0.19%
Richmond County GA Development Authority (Education Revenue) ±§	0.18	7-1-37	975,000	975,000

Illinois: 0.58%
Chicago IL Deutsche Bank PFOTER Trust Series DB-393 (GO, JPMorgan Chase Bank SPA) ±§	0.19	1-1-34	1,000,000	1,000,000
Illinois Educational Facilities Authority Field Museum National History (Miscellaneous Revenue, Bank of America NA LOC) ±§	0.27	11-1-32	1,000,000	1,000,000
Springfield IL PUTTER Series 1314 (Utilities Revenue, BHAC-CR, MBIA Insured) ±§	0.18	3-1-14	1,000,000	1,000,000

				3,000,000

The accompanying notes are an integral part of these financial statements.

96	Wells Fargo Advantage Dow Jones Target Date Funds	Portfolio of investments—August 31, 2012 (unaudited)

SHORT-TERM INVESTMENT PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Indiana: 0.82%
Indiana Finance Authority Parkview Health System Obligation Group Project Series 2009 C (Health Revenue, PNC Bank NA LOC) ±§	0.14%	11-1-39	$3,000,000	$3,000,000
Indiana Housing & CDA (Housing Revenue) ±§	0.22	7-1-36	1,000,000	1,000,000
Richmond IN Reid Hospital & Health Care Services Incorporated Hospital Authority Series A (Health Revenue, AGM Insured) ±§	0.20	1-1-40	240,000	240,000

				4,240,000

Louisiana: 0.87%
East Baton Rouge Parish LA IDR Series A (IDR) ±§	0.19	8-1-35	1,000,000	1,000,000
East Baton Rouge Parish LA Road and Street Improvement Project Series A (Transportation Revenue, JPMorgan Chase Bank LOC) ±§	0.19	8-1-30	2,000,000	2,000,000
Louisiana State GO JPMorgan Chase PUTTER Series 4049 (GO, AGM Insured, JPMorgan Chase Bank LIQ) ±144A§	0.22	5-1-13	1,000,000	1,000,000
St. James Parish LA Series A-1 (IDR) ±§	0.18	11-1-40	500,000	500,000

				4,500,000

Maryland: 0.83%
Baltimore MD Package Systems Facilities (Transportation Revenue, Bank of America NA LOC) ±§	0.24	7-1-32	970,000	970,000
Maryland CDA Department Housing & Community Development Series 2006-G (Housing Revenue) ±§	0.20	9-1-40	500,000	500,000
Maryland Health & HEFAR Series D (Miscellaneous Revenue, Bank of America NA LOC) ±§	0.23	1-1-29	845,000	845,000
Maryland State Housing & Community Development Residential Series 2007-F (Housing Revenue, PNC Bank NA LOC) ±§	0.15	9-1-31	1,000,000	1,000,000
Montgomery County MD Series 2009 (Tax Revenue)	0.18	9-5-12	1,000,000	1,000,000

				4,315,000

Massachusetts: 0.06%
Massachusetts Development Finance Agency Babson College Series B (Education Revenue, Citizens Bank LOC) ±§	0.18	10-1-31	325,000	325,000

Michigan: 0.19%
RBC Municipal Products Incorporated (Education Revenue) ±§	0.22	9-1-33	1,000,000	1,000,000

Minnesota: 0.03%
Minnesota State HFA Residential Housing Series T (Housing Revenue, GO of Agency Insured) ±§	0.21	7-1-48	170,000	170,000

Missouri: 0.19%
Missouri Joint Municipal Electric Utility Commission Power Prairie Eclipse Funding Trust Series 2007-0111 (Miscellaneous Revenue, U.S. Bank NA LOC) ±§	0.17	1-1-32	995,000	995,000

Nebraska: 0.19%
Central Plains NE Nebraska Gas Project #2 Series 2009 (Utilities Revenue, Royal Bank of Canada SPA) ±§	0.18	8-1-39	995,000	995,000

Nevada: 0.10%
Las Vegas NV EDA Revenue Keep Memory Alive Project (Miscellaneous Revenue, PNC Bank NA LOC) ±§	0.15	5-1-37	500,000	500,000

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—August 31, 2012 (unaudited)	Wells Fargo Advantage Dow Jones Target Date Funds	97

SHORT-TERM INVESTMENT PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

New Jersey: 0.87%
New Jersey Housing & Mortgage Finance Agency AMT SFMR Series Y (Housing Revenue, Royal Bank of Canada SPA) ±§	0.16%	10-1-39	$1,000,000	$1,000,000
New Jersey TRAN Series A (Miscellaneous Revenue) ±	0.50	6-27-13	2,500,000	2,500,420
Salem County NJ PCFA Atlantic City Electric (Utilities Revenue, JPMorgan Chase Bank LOC) ±§	0.20	4-15-14	1,000,000	1,000,000

				4,500,420

New Mexico: 0.19%
New Mexico Municipal Energy Acquisition Authority Gas Supply Series 2009 (Utilities Revenue, Royal Bank of Canada SPA) ±§	0.18	11-1-39	1,000,000	1,000,000

New York: 2.66%
JPMorgan Chase PUTTER/DRIVER (Miscellaneous Revenue) ±144A	0.19	10-1-13	1,000,000	1,000,000
Nassau County NY Interim Finance Authority Series E (Tax Revenue) ±§	0.17	11-15-14	1,000,000	1,000,000
New York City NY Abraham Joshua Hesehal School (Miscellaneous Revenue, TD Bank NA LOC) ±§	0.18	1-1-40	250,000	250,000
New York City NY Transitional Finance Authority Revenue Subseries A-7 (Miscellaneous Revenue) ±§	0.16	8-1-39	1,000,000	1,000,000
New York Dormitory Authority Revenue (Education Revenue, JPMorgan Chase Bank SPA) ±§	0.17	7-1-39	1,000,000	1,000,000
New York HFA 50th Street Housing Series 1999-A (Housing Revenue, FNMA Insured) ±§	0.17	5-1-29	500,000	500,000
New York HFA Biltmore Tower Housing Project Series A (Housing Revenue, FNMA Insured) ±§	0.18	5-15-34	1,000,000	1,000,000
New York HFA Victory Housing Series 2004-A (Housing Revenue, FHLMC Insured) ±§	0.18	11-1-33	500,000	500,000
New York Housing Finance Agency Eleventh Avenue Housing Project Series A (Housing Revenue, FNMA Insured) ±§	0.18	5-15-41	2,000,000	2,000,000
New York Mortgage Agency Homeowner Mortgage Series 132 (Housing Revenue) ±§	0.22	4-1-37	1,000,000	1,000,000
New York Mortgage Agency Homeowner ROC RR-II-R-11703 (Housing Revenue, CitiBank NA LIQ) ±144A§	0.37	10-1-31	920,000	920,000
New York NY Municipal Water Finance Authority Series DD-1 (Water & Sewer Revenue) ±§	0.18	6-15-43	1,000,000	1,000,000
New York NY Municipal Water Finance Authority Series CC-1 (Water & Sewer Revenue) ±§	0.18	6-15-38	1,000,000	1,000,000
New York PFOTER (Miscellaneous Revenue) ±144A§	0.48	6-15-53	1,000,000	1,000,000
PFOTER Series TNP-1004 (Resource Recovery Revenue, AMBAC Insured) ±144A§	0.75	1-29-46	670,000	670,000

				13,840,000

North Carolina: 0.09%
North Carolina Medical Care Commission University Health System Series B-2 (Health Revenue, Branch Banking & Trust LOC) ±§	0.15	12-1-36	475,000	475,000

Ohio: 0.79%
Lancaster OH Port Authority Gas Supply Series 2008 (Utilities Revenue, Royal Bank of Canada SPA) ±§	0.18	5-1-38	1,990,000	1,990,000
Montgomery County OH Catholic Health Series C-2 (Health Revenue) ±§	0.15	10-1-41	1,000,000	1,000,000
Ohio State HFA Residential Management Taxable Series I (Housing Revenue, FNMA Insured) ±§	0.19	9-1-39	204,000	204,000
Warren County OH Health Care Facilities Otterbein Homes Series 1998 B (Health Revenue, U.S. Bank NA LOC) ±§	0.14	7-1-23	925,000	925,000

				4,119,000

The accompanying notes are an integral part of these financial statements.

98	Wells Fargo Advantage Dow Jones Target Date Funds	Portfolio of investments—August 31, 2012 (unaudited)

SHORT-TERM INVESTMENT PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Oregon: 0.38%
Oregon State Department PFOTER (Miscellaneous Revenue, Bank of America NA LIQ) ±144A§	0.48%	5-1-35	$1,000,000	$1,000,000
Oregon State Housing & Community Services Pearl Family Housing Project 2009 Series B-1 (Housing Revenue, U.S. Bank NA LOC) ±§	0.15	2-1-42	1,000,000	1,000,000

				2,000,000

Pennsylvania: 1.20%
Doylestown PA Hospital Authority Series B (Health Revenue, PNC Bank NA LOC) ±§	0.15	7-1-37	500,000	500,000
Montgomery County PA Lower Merion School District Series 2009 A (GO, State Street Bank & Trust Company LOC, State Aid Withholding Insured) ±§	0.15	4-1-27	1,000,000	1,000,000
Pennsylvania Housing Finance PUTTER Series PT-4653 (Housing Revenue, Bank of America NA LIQ) ±144A§	0.20	10-1-39	1,000,000	1,000,000
Pennsylvania State Public School Building Authority (Education Revenue, FSA Insured) ±§	0.24	6-1-32	1,000,000	1,000,000
Philadelphia PA Airport Revenue Series 2005 C-2 (Airport Revenue, Royal Bank of Canada LOC) ±§	0.17	6-15-25	960,000	960,000
Pittsburgh and Allegheny Counties PA Sports and Exhibition Authority Series B (Miscellaneous Revenue, AGM Insured, PNC Bank NA SPA) ±§	0.39	11-1-39	1,000,000	1,000,000
PFOTER Notes Series TNP-1003 (Education Revenue) ±144A§	0.75	6-1-47	800,000	800,000

				6,260,000

Puerto Rico: 0.19%
Puerto Rico Sales Tax Financing Corporation Series 3036 (Tax Revenue, Morgan Stanley Bank LIQ) ±	0.17	8-1-57	1,000,000	1,000,000

South Carolina: 1.06%
PFOTER Series 730 (Lease Revenue) ±144A§	0.20	12-1-28	500,000	500,000
South Carolina Public Service Authority (Miscellaneous Revenue)	0.17	9-5-12	1,000,000	1,000,000
South Carolina Public Service Authority (Miscellaneous Revenue)	0.18	9-18-12	1,000,000	1,000,000
South Carolina Public Service Authority (Miscellaneous Revenue)	0.19	9-19-12	1,000,000	1,000,000
South Carolina Public Service Authority (Miscellaneous Revenue) ±144A§	0.21	1-1-50	1,000,000	1,000,000
South Carolina Public Service Authority JPMorgan Chase PUTTER Series 4046 (Miscellaneous Revenue, AMBAC Insured, JPMorgan Chase Bank LIQ) ±144A§	0.19	7-1-13	1,000,000	1,000,000

				5,500,000

Tennessee: 0.94%
Johnson City TN Health & Educational Facilities Board (Health Revenue, PNC Bank NA LOC) ±§	0.19	7-1-33	480,000	480,000
JPMorgan Chase PUTTER Trust Series 4149 (Tax Revenue, JPMorgan Chase Bank LOC) ±144A§	0.22	10-1-13	2,000,000	2,000,000
Montgomery County TN Public Building Authority (Miscellaneous Revenue, Bank of America NA LOC) ±	0.25	2-1-36	410,000	410,000
Montgomery County TN Public Building Authority Pooled Financing Revenue (Miscellaneous Revenue, Bank of America NA LOC) ±§	0.25	7-1-34	2,000,000	2,000,000

				4,890,000

Texas: 2.94%
Bexar County TX Health Facilities Development (Health Revenue, JPMorgan Chase Bank LOC) ±§	0.19	12-1-32	1,920,000	1,920,000
Harris County TX Cultural Education Facilities Finance Corporation Hermann Health Series D1 (Health Revenue, JPMorgan Chase Bank LOC) ±§	0.17	6-1-29	1,000,000	1,000,000
JPMorgan Chase PUTTER Trust (Miscellaneous Revenue) ±144A	0.20	8-30-13	4,000,000	4,000,000

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—August 31, 2012 (unaudited)	Wells Fargo Advantage Dow Jones Target Date Funds	99

SHORT-TERM INVESTMENT PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Texas: (continued)
Pasadena TX Independent School District Series B (Tax Revenue, AGM Insured, Bank of America NA SPA) ±§	0.46%	2-1-35	$1,000,000	$1,000,000
PFOTER (Miscellaneous Revenue) ±144A§	0.49	8-1-15	4,000,000	4,000,000
Port Arthur TX Navigation District Environmental Facilities Motiva Enterprises Project Subseries 2009C (Resource Recovery Revenue) ±§	0.18	12-1-39	1,000,000	1,000,000
Royal Bank of Canada Municipal Products Incorporated Trust Certificates Series E-18 (Miscellaneous Revenue, Royal Bank of Canada LOC & SPA) ±144A§	0.17	6-1-32	1,000,000	1,000,000
Texas Municipal Gas Acquisition & Supply Corporation Series 2848 (Miscellaneous Revenue, Morgan Stanley Bank LIQ) ±§	0.47	12-15-26	1,000,000	1,000,000
Texas State Taxable Product Development Program Series A (Miscellaneous Revenue, Nations Bank NA LOC) ±§	0.21	6-1-45	100,000	100,000
Tyler TX Health Facilities Development Corporation Mother Frances Hospital Series B (Health Revenue, Bank of America NA LOC) ±§	0.21	7-1-20	300,000	300,000

				15,320,000

Utah: 0.18%
Utah State Board of Regents Series A (Education Revenue, Royal Bank of Canada LOC) ±§	0.20	11-1-45	923,000	923,000

Vermont: 0.19%
Vermont Educational & Health Buildings Financing Agency Various Norwich University Project Series 2008 (Education Revenue, TD Bank NA LOC) ±§	0.14	9-1-38	975,000	975,000

Washington: 0.38%
Seattle WA Eclipse Funding Trust (Port Authority Revenue, U.S. Bank NA LOC) ±144A§	0.17	3-1-35	1,995,000	1,995,000

Wisconsin: 0.48%
Wisconsin Housing & EDA Series F (Housing Revenue, GO of Authority Insured) ±§	0.23	5-1-30	485,000	485,000
Wisconsin PFA Cleveland State University Housing Project Series 2011 (Housing Revenue, Bank of America NA LOC) ±§	0.36	1-1-42	1,000,000	1,000,000
Wisconsin Public Power PUTTER Series 1232 (Utilities Revenue, BHAC-CR, AMBAC Insured, JPMorgan Chase Bank LIQ) ±§	0.21	7-1-13	1,000,000	1,000,000

				2,485,000

Wyoming: 0.04%
Wyoming Student Loan Corporation Series A (Education Revenue, Royal Bank of Canada LOC) ±§	0.18	6-1-35	225,000	225,000

Total Municipal Obligations (Cost $110,041,420)				110,041,420

Other Instruments: 1.00%
City of Austin Texas Municipal Commercial Paper (z)	0.19	10-3-12	1,000,000	999,847
District Of Columbia Variable Rate Demand Note	0.18	9-17-12	1,000,000	1,000,000
GBG LLC Custody Receipts Special Purpose Entity ±144A§	0.22	9-1-27	179,000	179,000
HSBC Bank plc Private Placement ±144A	0.86	1-18-13	1,000,000	1,001,660
Oakland-Alameda County Series A-2 Other Commercial Paper	0.23	9-5-12	1,000,000	1,000,000
University of Chicago Municipal Commercial Paper (z)	0.20	10-23-12	1,000,000	999,728

Total Other Instruments (Cost $5,180,235)				5,180,235

The accompanying notes are an integral part of these financial statements.

100	Wells Fargo Advantage Dow Jones Target Date Funds	Portfolio of investments—August 31, 2012 (unaudited)

SHORT-TERM INVESTMENT PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Repurchase Agreements ^^: 10.51%
Barclays Capital Incorporated, dated 8/31/2012, maturity value $24,000,533 (1)	0.20%	9-4-12	$24,000,000	$24,000,000
BNP Paribas Securities Corporation, dated 08/31/2012, maturity value $6,000,153 (2)	0.23	9-4-12	6,000,000	6,000,000
GX Clarke & Company, dated 08/31/12, maturity value $2,000,064 (3)	0.29	9-4-12	2,000,000	2,000,000
Societe Generale New York, dated 08/31/2012, maturity value $22,699,124 (4)	0.20	9-4-12	22,698,220	22,698,220

Total Repurchase Agreements (Cost $54,698,220)				54,698,220

	Yield
U.S. Treasury Securities: 1.73%
U.S. Treasury Bill (z)	0.12	10-4-12	2,000,000	1,999,765
U.S. Treasury Bill (z)	0.13	10-11-12	2,000,000	1,999,702
U.S. Treasury Bill (z)	0.14	2-21-13	3,000,000	3,018,585
U.S. Treasury Bill (z)	0.14	2-28-13	2,000,000	1,998,623

Total U.S. Treasury Securities (Cost $8,996,071)				9,016,675

Total investments in securities
(Cost $520,460,243)*	100.00%	520,480,847
Other assets and liabilities, net	0.00	6,612

Total net assets	100.00%	$520,487,459

±	Variable rate investment

144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

(z)	Zero coupon security. Rate represents yield to maturity at time of purchase.

(p)	Asset-backed commercial paper

§	These securities are subject to a demand feature which reduces the effective maturity.

^^	Collateralized by:

(1)	U.S. government securities, 2.35% to 5.22%, 4-1-38 to 7-1-42, fair value including accrued interest is $24,720,000.

(2)	U.S. government securities, 0.25% to 4.00%, 2-15-15 to 8-15-15, fair value including accrued interest is $6,120,001.

(3)	U.S. government securities, 0.50% to 10.00%, 11-15-12 to 8-1-42, fair value including accrued interest is $2,053,388.

(4)	U.S. government securities, 1.35% to 7.00%, 11-1-15 to 3-1-48, fair value including accrued interest is $23,379,167.

*	Cost for federal income tax purposes is $520,460,243 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$29,811
Gross unrealized depreciation	(9,207)

Net unrealized appreciation	$20,604

The accompanying notes are an integral part of these financial statements.

Statements of assets and liabilities—August 31, 2012 (unaudited)	Wells Fargo Advantage Dow Jones Target Date Funds	101

	Diversified Fixed Income Portfolio	Diversified Stock Portfolio	Short-Term Investment Portfolio

Assets
Investments
In unaffiliated securities (including securities on loan), at value (see cost below)	$4,708,402,466	$6,984,834,407	$465,782,627
In affiliated securities, at value (see cost below)	193,222,379	1,087,212,861	0
In repurchase agreements, at amortized cost	0	0	54,698,220

Total investments, at value (see cost below)	4,901,624,845	8,072,047,268	520,480,847
Segregated cash	0	9,779,800	0
Foreign currency, at value (see cost below)	18,118,342	23,540,846	0
Receivable for investments sold	10,243,187	252,197	981,000
Principal paydown receivable	87,890	0	0
Receivable for dividends and interest	36,300,065	14,655,584	99,952
Receivable for daily variation margin on open futures contracts	0	2,356,615	0
Receivable for securities lending income	372	459,153	0
Prepaid expenses and other assets	0	1,297	3,040

Total assets	4,966,374,701	8,123,092,760	521,564,839

Liabilities
Payable for investments purchased	179,081,146	22,447	1,000,000
Payable upon receipt of securities loaned	6,794,438	897,621,170	0
Due to custodian bank	0	0	396
Advisory fee payable	1,080,820	1,710,292	48,349
Accrued expenses and other liabilities	102,333	182,650	28,635

Total liabilities	187,058,737	899,536,559	1,077,380

Total net assets	$4,779,315,964	$7,223,556,201	$520,487,459

Investments in unaffiliated securities, at cost	$4,391,768,906	$6,395,642,283	$465,762,023

Investments in affiliated securities, at cost	$191,383,721	$1,083,693,805	$0

Total investments, at cost	$4,583,152,627	$7,479,336,088	$520,460,243

Securities on loan, at value	$6,658,126	$872,530,000	$0

Foreign currency, at cost	$18,009,276	$23,323,445	$0

The accompanying notes are an integral part of these financial statements.

102	Wells Fargo Advantage Dow Jones Target Date Funds	Statements of operations—six months ended August 31, 2012 (unaudited)

	Diversified Fixed Income Portfolio	Diversified Stock Portfolio	Short-Term Investment Portfolio

Investment income
Dividends*	$0	$85,129,464	$0
Interest**	62,115,650	17,927	644,037
Securities lending income, net	17,890	3,140,047	0
Income from affiliated securities	658,552	377,135	0

Total investment income	62,792,092	88,664,573	644,037

Expenses
Advisory fee	6,215,929	10,688,782	261,737
Custody and accounting fees	194,243	661,893	22,582
Professional fees	29,624	24,974	18,524
Shareholder report expenses	6,949	6,311	4,666
Trustees’ fees and expenses	6,154	6,150	6,371
Other fees and expenses	40,098	79,047	8,260

Total expenses	6,492,997	11,467,157	322,140
Less: Fee waivers and/or expense reimbursements	(349,714)	(1,697,953)	0

Net expenses	6,143,283	9,769,204	322,140

Net investment income	56,648,809	78,895,369	321,897

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS

Net realized gains on:
Unaffiliated securities	14,830,126	103,178,641	25,960
Affiliated securities	133,664	117,510	0
Futures transactions	0	5,793,464	0

Net realized gains on investments	14,963,790	109,089,615	25,960

Net change in unrealized gains (losses) on:
Unaffiliated securities	60,295,460	(218,583,833)	17,605
Affiliated securities	518,642	1,518,231	0
Futures transactions	0	(5,478,162)	0

Net change in unrealized gains (losses) on investments	60,814,102	(222,543,764)	17,605

Net realized and unrealized gains (losses) on investments	75,777,892	(113,454,149)	43,565

Net increase (decrease) in net assets resulting from operations	$132,426,701	$(34,558,780)	$365,462

* Net of foreign dividend withholding taxes of	$0	$4,998,300	$0
** Net of foreign interest withholding taxes of	$706,159	$11	$13

The accompanying notes are an integral part of these financial statements.

Statements of changes in net assets	Wells Fargo Advantage Dow Jones Target Date Funds	103

	Diversified Fixed Income Portfolio
	Six months ended August 31, 2012 (unaudited)	Year ended February 29, 2012

Operations
Net investment income	$56,648,809	$113,360,487
Net realized gains on investments	14,963,790	40,793,256
Net change in unrealized gains (losses) on investments	60,814,102	154,825,020

Net increase in net assets resulting from operations	132,426,701	308,978,763

Capital share transactions
Contributions	495,754,388	1,188,403,780
Withdrawals	(446,265,733)	(692,293,729)

Net increase in net assets resulting from capital share transactions	49,488,655	496,110,051

Total increase in net assets	181,915,356	805,088,814

Net assets
Beginning of period	4,597,400,608	3,792,311,794

End of period	$4,779,315,964	$4,597,400,608

The accompanying notes are an integral part of these financial statements.

104	Wells Fargo Advantage Dow Jones Target Date Funds	Statements of changes in net assets

	Diversified Stock Portfolio
	Six months ended August 31, 2012 (unaudited)	Year ended February 29, 2012

Operations
Net investment income	$78,895,369	$105,026,738
Net realized gains on investments	109,089,615	161,685,813
Net change in unrealized gains (losses) on investments	(222,543,764)	(141,258,476)

Net increase (decrease) in net assets resulting from operations	(34,558,780)	125,454,075

Capital share transactions
Contributions	902,408,249	1,725,737,499
Withdrawals	(411,764,372)	(704,510,357)

Net increase in net assets resulting from capital share transactions	490,643,877	1,021,227,142

Total increase in net assets	456,085,097	1,146,681,217

Net assets
Beginning of period	6,767,471,104	5,620,789,887

End of period	$7,223,556,201	$6,767,471,104

The accompanying notes are an integral part of these financial statements.

Statements of changes in net assets	Wells Fargo Advantage Dow Jones Target Date Funds	105

	Short-Term Investment Portfolio
	Six months ended August 31, 2012 (unaudited)	Year ended February 29, 2012

Operations
Net investment income	$321,897	$577,464
Net realized gains on investments	25,960	3,474
Net change in unrealized gains (losses) on investments	17,605	(4,578)

Net increase in net assets resulting from operations	365,462	576,360

Capital share transactions
Contributions	135,403,375	172,320,496
Withdrawals	(87,732,214)	(93,094,375)

Net increase in net assets resulting from capital share transactions	47,671,161	79,226,121

Total increase in net assets	48,036,623	79,802,481

Net assets
Beginning of period	472,450,836	392,648,355

End of period	$520,487,459	$472,450,836

The accompanying notes are an integral part of these financial statements.

106	Wells Fargo Advantage Dow Jones Target Date Funds	Financial highlights

	Ratio to average net assets (annualized)			Total return[1]	Portfolio turnover rate
	Net investment income	Gross expenses	Net expenses

Diversified Fixed Income Portfolio
March 1, 2012 to August 31, 2012 (unaudited)	2.39%	0.27%	0.26%	2.80%	20%
March 1, 2011 to February 29, 2012	2.66%	0.27%	0.26%	7.41%	52%
March 1, 2010 to February 28, 2011	2.84%	0.28%	0.26%	5.58%	57%
March 1, 2009 to February 28, 2010	3.47%	0.31%	0.28%	10.44%	113%
March 1, 2008 to February 28, 2009	4.18%	0.35%	0.35%	0.00%	51%
March 1, 2007 to February 29, 2008	4.54%	0.35%	0.35%	9.56%	84%

Diversified Stock Portfolio
March 1, 2012 to August 31, 2012 (unaudited)	2.24%	0.33%	0.28%	(0.77)%	7%
March 1, 2011 to February 29, 2012	1.79%	0.33%	0.28%	0.86%	17%
March 1, 2010 to February 28, 2011	1.65%	0.34%	0.28%	25.76%	18%
March 1, 2009 to February 28, 2010	1.66%	0.38%	0.31%	66.83%	22%
March 1, 2008 to February 28, 2009	2.02%	0.43%	0.42%	(46.36)%	29%
March 1, 2007 to February 29, 2008	1.66%	0.43%	0.43%	(2.23)%	29%

Short-Term Investment Portfolio
March 1, 2012 to August 31, 2012 (unaudited)	0.12%	0.12%	0.12%	0.00%	N/A
March 1, 2011 to February 29, 2012	0.13%	0.12%	0.12%	0.00%	N/A
March 1, 2010 to February 28, 2011	0.20%	0.14%	0.14%	0.00%	N/A
March 1, 2009 to February 28, 2010	0.24%	0.17%	0.16%	0.45%	N/A
March 1, 2008 to February 28, 2009	2.32%	0.19%	0.18%	0.92%	N/A
March 1, 2007 to February 29, 2008	4.99%	0.17%	0.16%	4.81%	N/A

1.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Notes to financial statements (unaudited)	Wells Fargo Advantage Dow Jones Target Date Funds	107

1. ORGANIZATION

Wells Fargo Master Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These financial statements report on the following funds: Wells Fargo Advantage Diversified Fixed Income Portfolio (“Diversified Fixed Income Portfolio”), Wells Fargo Advantage Diversified Stock Portfolio (“Diversified Stock Portfolio”) and Wells Fargo Advantage Short-Term Investment Portfolio (“Short-Term Investment Portfolio”) (each, a “Portfolio”, collectively, the “Portfolios”).

The Portfolios, which are master portfolios in a master/feeder structure, offer their shares to multiple feeder funds and other master portfolios rather than directly to the public.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of each Portfolio, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

Investments in equity securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price, except that securities listed on The Nasdaq Stock Market, Inc. (“Nasdaq”) are valued at the Nasdaq Official Closing Price (“NOCP”), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on the Nasdaq, the bid price will be used. In the absence of any sale of securities listed on the Nasdaq, and in the case of other securities (including U.S. Government obligations, but excluding debt securities maturing in 60 days or less), the price will be deemed “stale” and the valuations will be determined in accordance with the Portfolios’ Valuation Procedures.

Securities denominated in foreign currencies are translated into U.S. dollars using the closing rates of exchange in effect on the day of valuation.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of securities, then fair value pricing procedures approved by the Board of Trustees are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. As a result of the fair value pricing procedures, these securities which are normally categorized as Level 1 in the fair value hierarchy will represent a transfer from a Level 1 to a Level 2 security and will be categorized as Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the last reported sales price or latest quoted bid price. On August 31, 2012, fair value pricing was not used in pricing foreign securities.

Fixed income securities acquired with maturities exceeding 60 days are valued based on evaluated prices received from an independent pricing service which may utilize both transaction data and market information such as yield, prices of securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If valuations are not available from the independent pricing service or values received are deemed not representative of market value, values will be obtained from a broker-dealer or otherwise determined based on the Portfolios’ Valuation Procedures.

Debt securities of sufficient credit quality acquired with maturities of 60 days or less generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments in registered open-end mutual funds are valued at net asset value. Non-registered investment companies are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the

108	Wells Fargo Advantage Dow Jones Target Date Funds	Notes to financial statements (unaudited)

valuation of portfolio securities that the Valuation Committee deems necessary in determining the fair value of portfolio securities, unless the responsibility has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives a report on any valuation actions taken by the Valuation Committee or the Management Valuation Team.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Portfolios are maintained in U.S. dollars. Assets, including investment securities, and liabilities denominated in foreign currency are translated into U.S. dollars at the prevailing rates of exchange at the date of valuation. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting in changes in exchange rates.

The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are recorded with net realized and unrealized gains or losses from investments. Gains and losses from certain foreign currency transactions are treated as ordinary income for U.S. federal income tax purposes.

Repurchase agreements

The Portfolios may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Funds Management. The repurchase agreements must be fully collateralized based on values that are marked-to-market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the custodian’s responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements are collateralized by instruments such as U.S. Treasury, federal agency, or high-grade corporate obligations. There could be potential loss to a Portfolio in the event that such Portfolio is delayed or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the underlying obligations during the period in which a Portfolio seeks to assert its rights.

Security loans

The Portfolios may lend their securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Portfolios continue to receive interest or dividends on the securities loaned. The Portfolios receive collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Portfolios on the next business day. In a securities lending transaction, the net asset value of the Portfolios will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Portfolios fluctuate from time to time, In the event of default or bankruptcy by the borrower, the Portfolios may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Portfolios have the right under the lending agreement to recover the securities from the borrower on demand.

The Portfolios lend their securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Cash Collateral Fund”). The Cash Collateral Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Cash

Notes to financial statements (unaudited)	Wells Fargo Advantage Dow Jones Target Date Funds	109

Collateral Fund increase. All of the fees received by Funds Management are paid to Wells Capital Management for its services as subadviser. The Cash Collateral Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Cash Collateral Fund investments are fair valued based upon the amortized cost valuation technique. Income earned from investment in the Cash Collateral Fund is included in securities lending income on the Statements of Operations.

When-issued transactions

Each Portfolio may purchase securities on a forward commitment or ‘when-issued’ basis. A Portfolio records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Portfolio’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Portfolio begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Futures contracts

Each Portfolio may be subject to equity price risk in the normal course of pursuing its investment objectives. The Portfolio may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Portfolio and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices when available. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statements of Assets and Liabilities as an asset or liability and in the Statements of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Portfolio since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Mortgage dollar roll transactions

The Portfolios may engage in mortgage dollar roll transactions with respect to mortgage-backed securities issued by Government National Mortgage Association (GNMA), Federal National Mortgage Association (FNMA) and Federal Home Loan Mortgage Corporation (FHLMC). In a mortgage dollar roll transaction, a Portfolio sells a mortgage-backed security to a financial institution, such as a bank or broker-dealer and simultaneously agrees to repurchase a substantially similar security from the institution at a later date at an agreed upon price. The mortgage-backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different pre-payment histories. During the roll period, a Portfolio foregoes principal and interest paid on the securities. A Portfolio is compensated by the difference between the current sales price and the forward price for the future purchase as well as by the earnings on the cash proceeds of the initial sale. Mortgage dollar rolls may be renewed without physical delivery of the securities subject to the contract. The Portfolios account for TBA dollar roll transactions as purchases and sales.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Portfolio is informed of the ex-dividend date.

Income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Federal and other taxes

Each Portfolio is treated as a separate entity for federal income tax purposes. The Portfolios are not required to pay federal income taxes on their net investment income and net capital gain as they are treated as partnerships for federal income tax purposes. All interest, dividends, gains and losses of a Portfolio are deemed to have been “passed through” to the interestholders in proportion to their holdings of the Portfolio regardless of whether such interest, dividends and gains have been distributed by the Portfolio.

110	Wells Fargo Advantage Dow Jones Target Date Funds	Notes to financial statements (unaudited)

Each Portfolio’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed each Portfolio’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of each Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). Each Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

■	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of August 31, 2012, the inputs used in valuing each Portfolio’s assets, which were carried at fair value, were as follows:

Investments in Securities	Quoted prices (Level 1)	Significant other observable Inputs (Level 2)	Significant unobservable Inputs (Level 3)	Total
Diversified Fixed Income Portfolio

Agency securities	$0	$1,338,193,032	$0	$1,338,193,032

Corporate bonds and notes	0	1,007,294,562	0	1,007,294,562

Foreign government bonds	0	1,168,221,014	0	1,168,221,014

U.S. Treasury securities	1,035,080,847	0	0	1,035,080,847

Yankee corporate bonds and notes	0	175,943,461	0	175,943,461

Other	0	0	385,167	385,167

Short-term investments
Investment companies	169,874,378	6,632,384	0	176,506,762
	$1,204,955,225	$3,696,284,453	$385,167	$4,901,624,845
Diversified Stock Portfolio

Equity securities

Common stocks	$6,921,503,218	$27,883,541	$15,696	$6,949,402,455

Investment companies	581,002	0	0	581,002

Preferred stocks	54,473,061	0	0	54,473,061

Rights	0	90,195	0	90,195

Warrants	0	17,093	0	17,093

Foreign corporate bonds	0	6,757	0	6,757

Foreign government bonds	0	10,027	0	10,027

Other	0	0	1,373,516	1,373,516

Short-term investments
Investment companies	169,049,881	897,043,281	0	1,066,093,162
	$7,145,607,162	$925,050,894	$1,389,212	$8,072,047,268

Notes to financial statements (unaudited)	Wells Fargo Advantage Dow Jones Target Date Funds	111

Investments in Securities	Quoted prices (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Short-Term Investment Portfolio

Agency securities	$0	$5,999,425	$0	$5,999,425

Certificates of deposit	0	105,000,281	0	105,000,281

Commercial paper	0	220,936,698	0	220,936,698

Corporate bonds and notes	0	9,607,893	0	9,607,893

Municipal obligations	0	110,041,420	0	110,041,420

Other instruments	0	5,180,235	0	5,180,235

Repurchase agreements	0	54,698,220	0	54,698,220

U.S. Treasury securities	9,016,675	0	0	9,016,675
	$9,016,675	$511,464,172	$0	$520,480,847

Further details on the major security types listed above can be found in the Summary Portfolio of Investments or Portfolio of Investments.

As of August 31, 2012, the inputs used in valuing Diversified Stock Portfolio’s other financial instruments, which are carried at fair value, were as follows:

Futures contracts +	Quoted prices (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Diversified Stock Portfolio	$10,024,379	$0	$0	$10,024,379

+	Futures contracts are presented at the unrealized gains or losses on the instruments.

Transfers in and transfers out are recognized at the end of the reporting period. For the six months ended August 31, 2012, the Portfolios did not have any transfers into/out of Level 1 and Level 2.

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Advisory Fees

The Trust has entered into an advisory contract with Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the subadvisers, who are responsible for day-to-day portfolio management of the Portfolios.

Pursuant to the contract, Funds Management is entitled to receive an annual advisory fee starting at 0.30% and declining to 0.24% as the average daily net assets of Diversified Fixed Income Portfolio increase. Funds Management is entitled to receive an annual advisory fee starting at 0.35% and declining to 0.29% as the average daily net assets of Diversified Stock Portfolio increase. Funds Management is entitled to receive an annual advisory fee of 0.10% of the average daily net assets of Short-Term Investment Portfolio. For the six months ended August 31, 2012, the advisory fee was equivalent to an annual rate for each Portfolio as follows:

Advisory Fee
Diversified Fixed Income Portfolio	0.26%
Diversified Stock Portfolio	0.30
Short-Term Investment Portfolio	0.10

Funds Management has voluntarily waived and/or reimbursed advisory fees to the extent necessary to maintain certain net operating expense ratios for the Portfolios.

Funds Management has retained the services of certain subadvisers to provide daily portfolio management to the Portfolios. The fees related to subadvisory services are borne directly by Funds Management. WellsCap, an affiliate of Funds Management, is the subadviser to Short-Term Investment Portfolio and is entitled to receive a fee from Funds Management at an annual rate starting at 0.05% and declining to 0.01% as the average daily net assets of Short-Term Investment Portfolio increase. SSgA Funds Management Incorporated, is the subadviser to both Diversified Fixed Income Portfolio and Diversified Stock Portfolio and is entitled to receive an annual subadvisory fee starting at 0.10% and declining to 0.05% as the average daily net assets of each respective Portfolio increases.

112	Wells Fargo Advantage Dow Jones Target Date Funds	Notes to financial statements (unaudited)

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the six months ended August 31, 2012 were as follows:

	Purchases at cost		Sales proceeds
	U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
Diversified Fixed Income Portfolio	$945,976,310	$274,590,452	$715,376,388	$204,484,423
Diversified Stock Portfolio	0	1,065,341,451	0	443,138,381

6. DERIVATIVE TRANSACTIONS

During the six months ended August 31, 2012, Diversified Stock Portfolio used uninvested cash to enter into futures contracts to gain market exposure.

At August 31, 2012, Diversified Stock Portfolio had long futures contracts outstanding as follows:

Expiration date	Contracts	Type	Contract value at August 31, 2012	Unrealized gains
9-21-12	629 Long	MSCI EAFE E-Mini Index	$46,184,325	$3,428,079
9-21-12	514 Long	Russell 2000 E-Mini Index	41,690,540	2,128,550
9-21-12	572 Long	S&P 500 E-Mini Index	40,185,860	2,449,460
9-21-12	456 Long	S&P Midcap 400 E-Mini Index	44,268,480	2,018,290

Diversified Stock Portfolio had an average notional amount of $169,970,831 in long futures contracts during the six months ended August 31, 2012. As of August 31, 2012, Diversified Stock Portfolio had segregated $9,779,800 as cash collateral for open futures contracts.

The receivable for daily variation margin on open futures contracts reflected in the Statements of Assets and Liabilities only represents the current day’s variation margin. The realized gains and change in unrealized losses on futures contracts are reflected in the Statements of Operations.

7. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolios and, therefore, cannot be estimated.

8. NEW ACCOUNTING PRONOUNCEMENT

In December 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standard Update (“ASU”) No. 2011-11, Disclosures about Offsetting Assets and Liabilities. ASU 2011-11, which amends FASB ASC Topic 210, Balance Sheet, creates new disclosure requirements which require entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently assessing the potential impact, in addition to expanded financial statement disclosure, that may result from adopting this ASU.

Other information (unaudited)	Wells Fargo Advantage Dow Jones Target Date Funds	113

TAX INFORMATION

Current tax law generally provides for a maximum tax rate for individual taxpayers of 15% on long-term capital gains and qualifying dividends on corporate stocks. This rate is scheduled to expire at the end of 2012. In the absence of further Congressional action, the maximum tax rate on long-term capital gains for individual taxpayers would increase to 20% and income from dividends would be taxed at the rates applicable to ordinary income.

In addition, for taxable years beginning after December 31, 2012, absent further Congressional action, an additional 3.8% Medicare tax will be imposed on certain net investment income (including ordinary dividends and capital gain distributions received from a Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceed certain threshold amounts.

PROXY VOTING INFORMATION

A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at wellsfargoadvantagefunds.com, or visiting the SEC website at sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Funds’ website at wellsfargoadvantagefunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Funds are publicly available on the website (wellsfargoadvantagefunds.com) on a monthly, 30-day or more delayed basis. In addition, top ten holdings information is publicly available on the website on a monthly, seven-day or more delayed basis. Each Fund and Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC website at sec.gov. In addition, each Fund’s and Portfolio’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

114	Wells Fargo Advantage Dow Jones Target Date Funds	Other information (unaudited)

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers listed in the table below acts in identical capacities for the Wells Fargo Advantage family of funds, which consists of 138 funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information1. All of the Trustees are also Members of the Audit and Governance Committees of each Trust in the Fund Complex. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years	Other directorships during past five years
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Mr. Harris is a certified public accountant.	CIGNA Corporation; Deluxe Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
Leroy Keith, Jr. (Born 1939)	Trustee, since 2010	Chairman, Bloc Global Services (development and construction). Trustee of the Evergreen Funds from 1983 to 2010. Former Managing Director, Almanac Capital Management (commodities firm), former Partner, Stonington Partners, Inc. (private equity fund), former Director, Obagi Medical Products Co. and former Director, Lincoln Educational Services.	Trustee, Virtus Fund Complex (consisting of 40 portfolios as of 12/31/11); Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of Corporate Governance Research Program and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and CEO of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust

Other information (unaudited)	Wells Fargo Advantage Dow Jones Target Date Funds	115

Name and year of birth	Position held and length of service*	Principal occupations during past five years	Other directorships during past five years
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust
Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010. Director and Vice Chair of The Free Trust (non-profit corporation). Director of the American Chestnut Foundation (non-profit corporation).	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003. Senior Vice President and Chief Administrative Officer of Wells Fargo Funds Management, LLC from 2001 to 2003.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Vice President and Managing Senior Counsel of Wells Fargo Bank, N.A. since 1996.
Nancy Wiser (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011. Owned and operated a consulting business providing services to various hedge funds including acting as Chief Operating Officer and Chief Compliance Officer for a hedge fund from 2007 to 2008. Chief Operating Officer and Chief Compliance Officer of GMN Capital LLC from 2006 to 2007.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Chief Compliance Officer of Wells Fargo Funds Management, LLC since 2007. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007 and Senior Audit Manager of PricewaterhouseCoopers LLP from 1998 to 2004.

1.	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargoadvantagefunds.com.

116	Wells Fargo Advantage Dow Jones Target Date Funds	Other information (unaudited)

BOARD CONSIDERATION OF INVESTMENT ADVISORY AND SUBADVISORY AGREEMENTS:

Target Today Fund, Target 2010 Fund, Target 2015 Fund, Target 2020 Fund, Target 2025 Fund, Target 2030 Fund, Target 2035 Fund, Target 2040 Fund, Target 2045 Fund, Target 2050 Fund, Target 2055, Diversified Stock Portfolio, Diversified Fixed Income Portfolio and Short-Term Investment Portfolio

Under Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (each, a “Board” and collectively, the “Boards”) of each of Wells Fargo Funds Trust (“Funds Trust”) and Wells Fargo Master Trust (“Master Trust”) (collectively, the “Trusts”), all the members of which have no direct or indirect interest in the investment advisory and subadvisory agreements and are not “interested persons” of the Trusts, as defined in the 1940 Act (the “Independent Trustees”), must determine whether to approve the continuation of the Trusts’ investment advisory and subadvisory agreements. In this regard, at an in person meeting held on March 29-30, 2012 (the “Meeting”), the Funds Trust Board reviewed and re-approved investment advisory agreements with Wells Fargo Funds Management, LLC (“Funds Management”) for each of the Target Today Fund, Target 2010 Fund, Target 2015 Fund, Target 2020 Fund, Target 2025 Fund, Target 2030 Fund, Target 2035 Fund, Target 2040 Fund, Target 2045 Fund, Target 2050 Fund and Target 2055 Fund (the “Target Date Funds”). The Master Trust Board reviewed and re-approved an investment advisory agreement with Funds Management for each of the Diversified Stock Portfolio, Diversified Fixed Income Portfolio and Short-Term Investment Portfolio (the “Master Portfolios”). The Target Date Funds and the Master Portfolios are, collectively, the “Funds.”

The Funds Trust Board also reviewed and re-approved an investment subadvisory agreement with Global Index Advisors, Inc. (“GIA”) for the Target Date Funds. The Master Trust Board also reviewed and re-approved: an investment subadvisory agreement with (i) SSgA Funds Management, Inc. (“SSgA”) for the Diversified Stock Portfolio and Diversified Fixed Income Portfolio; and (ii) Wells Capital Management Incorporated (“WellsCap”) for the Short-Term Investment Portfolio. The investment advisory agreements with Funds Management and the investment subadvisory agreements with WellsCap, GIA and SSgA (the “Subadvisers”) are collectively referred to as the “Advisory Agreements.”

The Target Date Funds are gateway blended funds that invest all of their assets in the Master Portfolios.

At the Meeting, the Boards considered the factors and reached the conclusions described below relating to the selection of Funds Management and the Subadvisers and the continuation of the Advisory Agreements. Prior to the Meeting, the Trustees conferred extensively among themselves and with representatives of Funds Management about these matters. The Boards also met throughout the year and received information that was useful to them in considering the continuation of the Advisory Agreements. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately from Funds Management.

In providing information to the Boards, Funds Management was guided by a detailed set of requests submitted by the Independent Trustees’ independent legal counsel on their behalf at the start of the Boards’ annual contract renewal process earlier in 2012. In approving the Advisory Agreements, the Boards did not identify any particular information or consideration that was all-important or controlling, and each Trustee likely attributed different weights to various factors.

Nature, extent and quality of services

The Boards received and considered various information regarding the nature, extent and quality of services provided to the Funds by Funds Management and the Subadvisers under the Advisory Agreements. The Boards also received and considered, among other things, information about the background and experience of senior management of Funds Management, and the qualifications, backgrounds, tenures and responsibilities of the portfolio managers primarily responsible for the day-to-day portfolio management of the Funds.

The Boards evaluated the ability of Funds Management and the Subadvisers, based on their respective financial condition, resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel. The Boards further considered the compliance programs and compliance records of Funds Management and the Subadvisers. In addition, the Boards took into account the administrative services provided to the Funds by Funds Management and its affiliates.

The Boards’ decision to approve the continuation of the Advisory Agreements was based on a comprehensive evaluation of information provided to them. In considering these matters, the Boards considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with Funds Management and the Subadvisers about various topics, including Funds Management’s oversight of service providers.

Other information (unaudited)	Wells Fargo Advantage Dow Jones Target Date Funds	117

The above factors, together with those referenced below, are some of the most important, but not necessarily all, factors considered by the Boards in concluding that the nature, extent and quality of the investment advisory services provided to the Funds by Funds Management and the Subadvisers supported the re-approval of the Advisory Agreements. Although the Boards considered the continuation of the Advisory Agreements for the Funds as part of the larger process of considering the continuation of the advisory agreements for all of the funds, their decision to continue the Advisory Agreements for the Funds was ultimately made on a fund-by-fund basis.

Fund performance and expenses

The Boards considered the performance results for each of the Funds over various time periods ended December 31, 2011. The Boards also considered these results in comparison to the median performance of a universe of relevant funds (the “Universe”) that was determined by Lipper Inc. (“Lipper”) to be similar to the Funds, and in comparison to each Fund’s benchmark index and to other comparative data. Lipper is an independent provider of investment company data. The Boards received a description of the methodology used by Lipper to select the mutual funds in the Universe.

The Funds Trust Board noted that the performance of the Target Date Funds was higher than or in range of the median performance of each Fund’s respective Universe for the periods under review except for the three-year period of the Dow Jones Target Today Fund, Dow Jones Target 2010 Fund, Dow Jones Target 2015 Fund, Dow Jones Target 2020 Fund and Dow Jones Target 2025 Fund. The Funds Trust Board further noted that the performance results for the three-year period for these Target Date Funds warranted further discussion. As part of its further review, the Funds Trust Board received an analysis of, and discussed factors contributing to, the underperformance of these Target Date Funds for the three-year period. The Funds Trust Board noted that the nearer-dated Target Date Funds had a greater allocation of assets to bonds and cash compared to funds in each respective Target Date Fund’s Universe. The Funds Trust Board was satisfied that Funds Management was taking appropriate actions with respect to each of these Target Date Funds’ investment performance.

The Master Trust Board took note of the performance of the Master Portfolios in the context of reviewing the performance of the Target Date Funds that invest substantially all of their assets in the Master Portfolios.

The Funds Trust Board received and considered information regarding the Target Date Funds’ contractual advisory fee and net operating expense ratios and their various components, including actual management fees (which reflect fee waivers, if any), transfer agent, custodian and other non-management fees, Rule 12b-1 and non-Rule 12b-1 fees, service fees and fee waiver and expense reimbursement arrangements. The Funds Trust Board also considered these ratios in comparison to the median ratios of an expense Universe and a narrower expense group of mutual funds (each, an “Expense Group”) that was determined by Lipper to be similar to each Target Date Fund. The Funds Trust Board received a description of the methodology used by Lipper to select the mutual funds in each Target Date Fund’s Expense Group. The Funds Trust Board noted that the net operating expense ratios of each of the Target Date Funds were in range of or lower than each Target Date Fund’s respective Expense Group’s median net operating expense ratios. The Funds Trust Board further noted that Funds Management had agreed to continue contractual fee cap arrangements for the Target Date Funds designed to lower the Funds’ expenses.

With respect to the Master Portfolios, the Master Trust Board reviewed the fee rates that are payable to Funds Management for investment advisory services (as discussed below) relative to an Expense Group.

Based on the above-referenced considerations and other factors, the Boards concluded that the overall performance and expense structure of the Funds supported the re-approval of the Advisory Agreements.

Investment advisory and subadvisory fee rates

The Boards reviewed and considered the contractual investment advisory fee rates that are payable by the Funds to Funds Management for investment advisory services (the “Advisory Agreement Rates”), both on a stand-alone basis and, with respect to the Target Date Funds, on a combined basis with the Funds’ administration fee rates. The Funds Trust Board took into account the separate administrative and other services covered by the administration fee rates. The Funds Trust Board also reviewed and considered the contractual investment subadvisory fee rates that are payable by Funds Management to the Subadvisers for investment subadvisory services (the “Subadvisory Agreement Rates”). In addition, the Funds Trust Board reviewed and considered the existing fee waiver/cap arrangements applicable to the Advisory Agreement Rates and considered the Advisory Agreement Rates after taking the waivers/caps into account (the “Net Advisory Rates”).

The Funds Trust Board received and considered information comparing the Advisory Agreement Rates and Net Advisory Rates, combined with the administration fee rates, with those of other funds in each Target Date Fund’s Expense Group. The Funds Trust Board noted that the Advisory Agreement Rates and Net Advisory Rates for each of the Target Date Funds were in range of or lower than the median rates of each Fund’s respective Expense Group.

118	Wells Fargo Advantage Dow Jones Target Date Funds	Other information (unaudited)

The Funds Trust Board also received and considered information about the portion of the total management fee that was retained by Funds Management after payment of the fee to certain Subadvisers for subadvisory services. The Boards also considered these amounts in comparison to the median amount paid by a sub-advised expense Universe that was determined by Lipper to be similar to the Target Date Funds.

The Boards also received and considered information about the nature and extent of services offered and fee rates charged by Funds Management and the Subadvisers to other types of clients. In this regard, the Boards received information about differences between the services, and the compliance, reporting, and other legal burdens and risks of providing investment advice to mutual funds and those associated with providing advice to non-mutual fund clients such as collective funds or institutional separate accounts.

In each case, the Funds Trust Board determined, with respect to the Target Date Funds, that the Advisory Agreement Rates, both with and without the administration fee rate and before and after waivers, were reasonable in light of the Target Date Funds’ Expense Group information, the net expense ratio commitments, the services covered by the Advisory Agreements and other information provided.

The Master Trust Board received and considered information comparing the Advisory Agreement Rate with the median rate of other funds in each Master Portfolio’s Expense Group. The Master Trust Board noted that the Master Portfolios’ Advisory Agreement Rates were in range of each Master Portfolio’s respective Expense Group median.

The Master Trust Board concluded that the Advisory Agreement Rates were reasonable in light of the Master Portfolios’ Expense Group information and the services covered by the Advisory Agreements.

Both the Funds Trust Board and the Master Trust Board also reviewed and considered the Subadvisory Agreement Rates and concluded that the Subadvisory Agreement Rates were reasonable in light of the services covered by the subadvisory agreements, the sub-advised expense information provided by Lipper, and other information provided.

Profitability

The Boards received and considered a profitability analysis of Funds Management, as well as an analysis of the profitability to the collective Wells Fargo businesses that provide services to the Funds. They considered that the information provided to them was necessarily estimated, and that the profitability information provided to them, especially on a fund-by-fund basis, did not necessarily provide a precise tool for evaluating the appropriateness of each Fund’s Advisory Agreement Rates in isolation. They noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on, among other things, the size and type of fund. The Boards concluded that the profitability reported by Funds Management was not unreasonable.

The Boards did not consider separate profitability information with respect to WellsCap, because, as an affiliate of Funds Management, its profitability information was subsumed in the collective Wells Fargo profitability analysis provided by Funds Management. The Master Trust Board did not consider separate profitability information with respect to GIA and SSgA, which are not affiliated with Funds Management. The Master Trust Board considered that the subadvisory fees paid to these Subadvisers had been negotiated by Funds Management on an arm’s-length basis and concluded that GIA’s and SSgA’s profitability from their relationships with the Master Portfolios managed by them was not a material factor in determining whether to renew their subadvisory agreements.

Economies of scale

With respect to possible economies of scale, the Boards reviewed the breakpoints in each Fund’s advisory fee and/or administration fee structure (except Short-Term Investment Portfolio), which operate generally to reduce the expenses of the Funds (as a percentage of Fund assets) as the Funds grow in size. They considered that, as a fund shrinks in size, breakpoints conversely result in increasing fee levels. The Boards noted that they would have on-going opportunities to review the appropriate levels of breakpoints in the future, and concluded that the breakpoints as implemented appeared to be a reasonable step toward sharing economies of scale, if any, with the Funds. However, the Boards acknowledged the inherent limitations of any analysis of economies of scale and of any attempt to correlate breakpoints with such economies, stemming largely from the Boards’ understanding that economies of scale are realized, if at all, across a variety of products and services, not just with respect to a single fund.

Other benefits to Funds Management and the Subadvisers

The Boards received and considered information regarding potential “fall-out” or ancillary benefits received by Funds Management and its affiliates and the Subadvisers as a result of their relationship with the Funds. Ancillary benefits could include, among others, benefits directly attributable to the relationship of Funds Management and the Subadvisers with the Funds and benefits potentially derived from an increase in Funds Management’s and each Subadviser’s business as a

Other information (unaudited)	Wells Fargo Advantage Dow Jones Target Date Funds	119

result of their relationship with the Funds (such as the ability to market to shareholders other financial products offered by Funds Management and its affiliates or the Subadvisers).

The Boards considered that Wells Fargo Funds Distributor, LLC, an affiliate of Funds Management, serves as distributor to the Funds and receives certain compensation for those services. The Boards noted that various financial institutions, including affiliates of Funds Management, may receive distribution-related fees, shareholder servicing payments (including amounts derived from payments under Rule 12b-1 plans) and sub-transfer agency fees in respect of shares sold or held through them and services provided.

The Boards also reviewed information about whether and to what extent soft dollar credits are sought and how any such credits are utilized and any benefits that may be realized by using an affiliated broker.

Other factors and broader review

The Boards also considered the markets for distribution of the Target Date Funds’ shares, including the channels through which the Target Date Funds’ shares are offered and sold. The Boards noted that the Target Date Funds are part of one of the few fund families that have both direct-to-fund and intermediary distribution channels. As discussed above, the Boards review detailed materials received from Funds Management and the Subadvisers annually as part of the re-approval process under Section 15 of the 1940 Act and also review and assess information about the quality of the services that the Funds receive throughout the year. In this regard, the Boards have reviewed reports of Funds Management at each of its quarterly meetings, which include, among other things, portfolio reviews and performance reports. In addition, the Boards confer with portfolio managers at various times throughout the year.

Conclusion

After considering the above-described factors and based on their deliberations and their evaluation of the information described above, the Boards unanimously approved the continuation of the Advisory Agreements for an additional one-year period.

120	Wells Fargo Advantage Dow Jones Target Date Funds	List of abbreviations

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACB	— Agricultural Credit Bank
ADR	— American depositary receipt
ADS	— American depositary shares
AGC-ICC	— Assured Guaranty Corporation - Insured Custody Certificates
AGM	— Assured Guaranty Municipal
AMBAC	— American Municipal Bond Assurance Corporation
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Certificate of participation
CR	— Custody receipts
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FGLMC	— Federal Government Loan Mortgage Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUF	— Hungarian forint
IBC	— Insured bond certificate
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Industrial development revenue
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
NATL-RE	— National Public Finance Guarantee Corporation
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SKK	— Slovakian koruna
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
STRIPS	— Separate trading of registered interest and principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TCR	— Transferable custody receipts
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
XLCA	— XL Capital Assurance
ZAR	— South African rand

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For more information

More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: wfaf@wellsfargo.com

Website: wellsfargoadvantagefunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a current prospectus and, if available, a summary prospectus containing more complete information, including charges and expenses, call 1-800-222-8222 or visit the Fund’s website at wellsfargoadvantagefunds.com. Please consider the investment objectives, risks, charges, and expenses of the investment carefully before investing. This and other information about Wells Fargo Advantage Funds can be found in the current prospectus. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2012 Wells Fargo Funds Management, LLC. All rights reserved.

211738 10-12 SOFLD/SAR101 08-12

ITEM 2. CODE OF ETHICS

Not required in this filing

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

Not required in this filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not required in this filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not required in this filing.

ITEM 6. PORTFOLIO OF INVESTMENTS

The Portfolio of investments is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASES

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

The Governance Committee (the “Committee”) of the Board of Trustees of the registrant (the “Trust”) has adopted procedures by which a shareholder of any series of the Trust may submit properly a nominee recommendation for the Committee’s consideration.

The shareholder must submit any such recommendation (a “Shareholder Recommendation”) in writing to the Trust, to the attention of the Trust’s Secretary, at the address of the principal executive offices of the Trust.

The Shareholder Recommendation must be delivered to, or mailed and received at, the principal executive offices of the Trust not less than forty-five (45) calendar days nor more than seventy-five (75) calendar days prior to the date of the Committee meeting at which the nominee would be considered.

The Shareholder Recommendation must include: (i) a statement in writing setting forth (A) the name, age, date of birth, business address, residence address and nationality of the person recommended by the shareholder (the “candidate”); (B) the series (and, if applicable, class) and number of all shares of the Trust owned of record or beneficially by the candidate, as reported to such shareholder by the candidate; (C) any other information regarding the candidate called for with respect to director nominees by paragraphs (a), (d), (e) and (f) of Item 401 of Regulation S-K or paragraph (b) of Item 22 of Rule 14a-101 (Schedule 14A) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”), adopted by the Securities and Exchange Commission (or the corresponding provisions of any regulation or rule subsequently adopted by the Securities and Exchange Commission or any successor agency applicable to the Trust); (D) any other information regarding the candidate that would be required to be disclosed if the candidate were a nominee in a proxy statement or other filing required to be made in connection with solicitation of proxies for election of directors pursuant to Section 14 of the Exchange Act and the rules and regulations promulgated thereunder; and (E) whether the recommending shareholder believes that the candidate is or will be an “interested person” of the Trust (as defined in the Investment Company Act of 1940, as amended) and, if not an “interested person,” information regarding the candidate that will be sufficient for the Trust to make such determination; (ii) the written and signed consent of the candidate to be named as a nominee and to serve as a Trustee if elected; (iii) the recommending shareholder’s name as it appears on the Trust’s books; (iv) the series (and, if applicable, class) and number of all shares of the Trust owned beneficially and of record by the recommending shareholder; and (v) a description of all arrangements or understandings between the recommending shareholder and the candidate and any other person or persons (including their names) pursuant to which the recommendation is being made by the recommending shareholder. In addition, the Committee may require the candidate to interview in person and furnish such other information as it may reasonably require or deem necessary to determine the eligibility of such candidate to serve as a Trustee of the Trust.

ITEM 11. CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Wells Fargo Funds Trust (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the Trust’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second quarter of the period covered by this report that materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12. EXHIBITS

(a)(1) Not required in this filing.

(a)(2) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is filed and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wells Fargo Funds Trust

By:	/s/ Karla M. Rabusch

Karla M. Rabusch
President

Date:	October 26, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.

By:	/s/ Karla M. Rabusch

Karla M. Rabusch
President

Date:	October 26, 2012

By:	/s/ Nancy Wiser

Nancy Wiser
Treasurer

Date:	October 26, 2012